File No. 333-120399
                                                              File No. 811-10011
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
          Pre-Effective Amendment No.                                        [ ]
                                                 ----------
          Post-Effective Amendment No.               4                       [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                                  Amendment No.     32                       [X]
                                                 ----------

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                Name of Agent for Service for Process:

                Amy J. Lee, Associate General Counsel
                Security Benefit Life Insurance Company
                One Security Benefit Place
                Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2009, pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on May 1, 2009, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

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                                                       [LOGO]SECURITY BENEFIT(R)

PROSPECTUS


                                                       May 1, 2009
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NEA VALUEBUILDER RETIREMENT INCOME DIRECTOR VARIABLE ANNUITY
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                                                       -------------------------
                                                           Important Privacy
                                                            Notice Included

                                                            See Back Cover
                                                       -------------------------

                                            Variable annuity contracts issued by
                                            Security Benefit Life Insurance
                                            Company and offered by
                                            Security Distributors, Inc.


NEA 376                                                  28-03764-00  2009/05/01

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          NEA VALUEBUILDER RETIREMENT INCOME DIRECTOR VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

              ISSUED BY:                             MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE COMPANY  SECURITY BENEFIT LIFE INSURANCE COMPANY
ONE SECURITY BENEFIT PLACE               P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                TOPEKA, KANSAS 66675-0497
1-800-NEA-VALU
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      This Prospectus describes a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:



o     AIM Basic Value
o     AIM Dynamics
o     AIM Large Cap Growth
o     AIM Mid Cap Core Equity
o     AIM Small Cap Growth
o     AIM Technology
o     American Century Equity Income
o     American Century Heritage
o     American Century International Growth
o     American Century Select
o     American Century Strategic Allocation: Aggressive
o     American Century Strategic Allocation: Conservative
o     American Century Strategic Allocation: Moderate
o     Ariel(R)
o     Aston/Optimum Mid Cap
o     Calamos(R) Growth
o     Calamos(R) Growth and Income
o     Calamos(R) High Yield
o     Dreyfus Appreciation
o     Dreyfus General Money Market
o     Dreyfus Midcap Value (formerly Dreyfus Premier Midcap Value)
o     Dreyfus Strategic Value (formerly Dreyfus Premier Strategic Value)
o     Dryden Small-Cap Core Equity
o     Federated Bond
o     Fidelity(R) Advisor Dividend Growth
o     Fidelity(R) Advisor Real Estate
o     Fidelity(R) Advisor Value Strategies
o     Goldman Sachs Emerging Markets Equity
o     Goldman Sachs Government Income
o     Janus Adviser INTECH Risk-Managed Core
o     Janus Adviser International Growth
o     Jennison 20/20 Focus
o     Jennison Small Company(1)
o     Neuberger Berman Core Bond (formerly Lehman Brothers Core Bond)
o     Neuberger Berman Partners
o     Neuberger Berman Socially Responsive
o     PIMCO Foreign Bond (U.S. Dollar-Hedged)
o     PIMCO High Yield
o     Royce Opportunity
o     Royce Value
o     RS Technology
o     RS Value
o     Security Alpha Opportunity
o     Security Equity
o     Security Global
o     Security High Yield
o     Security Large Cap Value
o     Security Mid Cap Growth
o     Security Mid Cap Value
o     Security Select 25
o     Security Small Cap Growth
o     Security U.S. Intermediate Bond (formerly Security Diversified Income)
o     T. Rowe Price Capital Appreciation
o     T. Rowe Price Growth Stock
o     Van Kampen Comstock
o     Van Kampen Equity and Income
o     Van Kampen Mid Cap Growth
o     Wells Fargo Advantage Growth
o     Wells Fargo Advantage Large Company Core
        (formerly Wells Fargo Advantage Growth and Income)
o     Wells Fargo Advantage Opportunity
o     Wells Fargo Advantage Small Cap Value

(1) The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007. Contractowners who purchased prior to that date may continue to allocate Purchase Payments and transfer Contract Value to the Jennison Small Company Subaccount. If

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      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2009
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                   Protected by U.S. Patent No. 7,251,623 B1.
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NEA 376 (R5-09)                                                      28-03764-00

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      you purchased your Contract on or after November 23, 2007, you may not allocate Purchase Payments or transfer your Contract Value to the Jennison Small Company Subaccount.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2009, which has been filed with the Securities and Exchange Commission ("SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-NEA-VALU. The table of contents of the Statement of Additional Information is set forth on page 51 of this Prospectus.

      The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement between the Company (and certain of its affiliates) and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Pursuant to this agreement, the Company has the exclusive right to offer products, including the Contract, under the NEA Valuebuilder Program (subject to limited exceptions), and MBC promotes the NEA Valuebuilder Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Valuebuilder Program. The Company pays a fee to MBC under the agreement. Neither the NEA nor MBC is registered as a broker-dealer and does not distribute the Contract or provide securities brokerage services. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. See "Information About the Company, the Separate Account, and the Funds" for more information.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.


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                                TABLE OF CONTENTS

                                                                            Page

DEFINITIONS ...............................................................  4
SUMMARY ...................................................................  5
 Purpose of the Contract ..................................................  5
 The Separate Account and the Funds .......................................  5
 Purchase Payments ........................................................  6
 Contract Benefits ........................................................  6
 Rider Benefits ...........................................................  6
 Waiver of Withdrawal Charge - Hardship ...................................  6
 Free-Look Right ..........................................................  6
 Charges and Deductions ...................................................  6
 Tax-Free Exchanges .......................................................  8
 Contacting the Company ...................................................  8
EXPENSE TABLE .............................................................  9
 Contract Owner Transaction Expenses ......................................  9
 Periodic Expenses ........................................................  9
 Example .................................................................. 10
CONDENSED FINANCIAL INFORMATION ........................................... 11
INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS ........ 18
 Security Benefit Life Insurance Company .................................. 18
 NEA Valuebuilder Program ................................................. 18
 Published Ratings ........................................................ 19
 Separate Account ......................................................... 19
 Underlying Funds ......................................................... 19
THE CONTRACT .............................................................. 21
 General .................................................................. 21
 Important Information About Your Benefits Under the Contract ............. 21
 Application for a Contract ............................................... 22
 Rider Benefits ........................................................... 22
 Waiver of Withdrawal Charge - Hardship ................................... 26
 Purchase Payments ........................................................ 27
 Allocation of Purchase Payments .......................................... 27
 Dollar Cost Averaging Option ............................................. 28
 Asset Reallocation Option ................................................ 28
 Transfers of Contract Value .............................................. 29
 Contract Value ........................................................... 33
 Determination of Contract Value .......................................... 33
 Cut-Off Times ............................................................ 34
 Full and Partial Withdrawals ............................................. 34
 Systematic Withdrawals ................................................... 35
 Free-Look Right .......................................................... 35
 Death Benefit ............................................................ 35
 Distribution Requirements ................................................ 36
 Death of the Annuitant ................................................... 36
CHARGES AND DEDUCTIONS .................................................... 36
 Contingent Deferred Sales Charge ......................................... 36
 Mortality and Expense Risk Charge ........................................ 37
 Administration Charge .................................................... 37
 Rider Charge ............................................................. 37
 Premium Tax Charge ....................................................... 37
 Investment Adviser Charge ................................................ 37
 Other Charges ............................................................ 38
 Variations in Charges .................................................... 38
 Guarantee of Certain Charges ............................................. 38
 Underlying Fund Expenses ................................................. 38
ANNUITY PERIOD ............................................................ 38
 General .................................................................. 38
 Annuity Options .......................................................... 39
 Selection of an Option ................................................... 41
MORE ABOUT THE CONTRACT ................................................... 41
 Ownership ................................................................ 41
 Designation and Change of Beneficiary .................................... 41
 Dividends ................................................................ 41
 Payments from the Separate Account ....................................... 41
 Proof of Age and Survival ................................................ 41
 Misstatements ............................................................ 42
 Restrictions on Withdrawals from Qualified Plans ......................... 42
 Restrictions under the Texas Optional Retirement Program ................. 42
FEDERAL TAX MATTERS ....................................................... 42
 Introduction ............................................................. 42
 Tax Status of the Company and the Separate Account ....................... 43
 Qualified Plans .......................................................... 43
 Other Tax Considerations ................................................. 47
OTHER INFORMATION ......................................................... 47
 Voting of Underlying Fund Shares ......................................... 47
 Substitution of Investments .............................................. 47
 Changes to Comply with Law and Amendments ................................ 48
 Reports to Owners ........................................................ 48
 Electronic Privileges .................................................... 48
 State Variations ......................................................... 49
 Legal Proceedings ........................................................ 49
 Sale of the Contract ..................................................... 49
 Legal Matters ............................................................ 51
PERFORMANCE INFORMATION ................................................... 51
ADDITIONAL INFORMATION .................................................... 51
 Registration Statement ................................................... 51
 Financial Statements ..................................................... 51
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION ................. 51
OBJECTIVES FOR UNDERLYING FUNDS ........................................... 53
APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement


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YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT
CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

ADMINISTRATIVE OFFICE -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction arrangement.

BENEFIT AMOUNT -- An amount equal to Contract Value at the close of the final GMAB Term or, if you elected early termination of a GMAB Term, Contract Value on the date the Company received notice of such termination.

CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

CONTRACT VALUE -- The total value of your Contract which consists of amounts allocated to the Subaccounts as of any Valuation Date.

CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

GENERAL ACCOUNT -- All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB") -- Subject to certain conditions, a benefit under which the Company will apply an additional amount to your Contract at the close of the GMAB Term if your Contract Value on that date is less than the minimum amount specified under the terms of the Rider.

GMAB TERM -- The initial period of two to 15 years (no partial years are permitted), as you elect in the application, which starts on the Contract Date and ends on the applicable Contract Anniversary. If you elect a new GMAB Term, it will start on the Valuation Date following the close of the prior GMAB Term and will end on the applicable anniversary of the start date of that GMAB Term. If a GMAB Term closes on a date that is not a Valuation Date, the GMAB Term will close on the next following Valuation Date. The final GMAB Term is the GMAB Term in which no new GMAB Term is elected.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") -- Subject to certain conditions, a benefit under which the Company guarantees that you may make withdrawals of up to a specified amount each year during the GMWB Term, regardless of the amount of Contract Value available for withdrawal, until the Remaining Benefit Amount is reduced to $0.

GMWB TERM -- The period that starts on the Valuation Date immediately following the close of the final GMAB Term and ends on the date of termination of the GMWB.

GMWB YEAR -- GMWB Years are measured from the Valuation Date immediately following the close of the final GMAB Term or, in the event of a Reset, from the Reset Date.

INVESTMENT ADVISER -- The investment adviser, Morningstar Associates, LLC, which is engaged by the Owner to provide investment management services in

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connection with Contract Value as a condition of issuance of the Rider. Under the Contract, "Investment Adviser" also means any replacement investment adviser designated by an affiliate of the Company.

OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

PARTICIPANT -- A Participant under a Qualified Plan.

PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

REMAINING BENEFIT AMOUNT -- The amount available for future withdrawals under the GMWB. The Remaining Benefit Amount initially is equal to the Benefit Amount, which is reduced as you take withdrawals each year. The Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

RESET -- An increase in the Remaining Benefit Amount under the GMWB to an amount equal to 100% of Contract Value on the Reset Date.

RESET DATE -- Any Valuation Date after the fifth anniversary of the Valuation Date immediately following the close of the final GMAB Term on which the Company accepts your election of a Reset. Any subsequent Reset Date shall be on or after the fifth anniversary of the most recent Reset Date.

RIDER -- The Rider issued with the Contract, which provides the GMAB and GMWB, as discussed under "Rider Benefits."

SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value, less any applicable withdrawal charges, and any uncollected premium taxes. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement.

      You may purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account."

      You may allocate your Purchase Payments among the Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

      The Jennison Small Company Subaccount is available only if you purchased your Contract prior to November 23, 2007.

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PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $25,000.
Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $1,000 ($25 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

RIDER BENEFITS -- The Contract is issued with a Rider that provides the following benefits:

o     Guaranteed Minimum Accumulation Benefit ("GMAB"); and

o     Guaranteed Minimum Withdrawal Benefit ("GMWB").

The Rider is issued by the Company on the condition that you have engaged Morningstar Associates, LLC (the "Investment Adviser") to provide investment management services in connection with your Contract Value. The Investment Adviser will have discretion over the allocation of your Contract Value among the various Subaccounts, including the discretion to change the allocation among Subaccounts from time to time, but not including authority to withdraw Contract Value. The Investment Adviser will select your asset allocation based primarily on the length of your GMAB Term (please see target asset allocations for each GMAB Term set forth in the table under "Rider Benefits - Asset Allocation"). The Investment Adviser will make minor adjustments to the target asset allocation based upon any additional personal information that you may provide, including your answers to the Investment Adviser's risk tolerance questionnaire and/or information about outside accounts. For more information about the Investment Adviser and its services, please see "Rider Benefits -- Investment Adviser" and "Rider Benefits -- Asset Allocation."

      IF YOU TERMINATE THE INVESTMENT ADVISER'S SERVICES, THE RIDER WILL AUTOMATICALLY TERMINATE AS OF THE DATE THE COMPANY RECEIVES NOTICE OF SUCH TERMINATION.

      The Company does not impose any limitations on the Investment Adviser's management of Contract Value, or the Subaccounts to which the Investment Adviser may allocate Contract Value. The Investment Adviser plans to reallocate your Contract Value among the Subaccounts at a minimum on a quarterly basis. The Investment Adviser does not guarantee the results of any advice or recommendation provided in connection with your Contract Value. More information about the Investment Adviser and the advisory relationship will be provided at the time you engage the Investment Adviser to provide the investment management services. The Investment Adviser and the Company are not affiliated. The Investment Adviser provides no services to the Owner other than those described in the advisory agreement between the Owner and the Investment Adviser. For more information about the Rider, please see "Rider Benefits."

WAIVER OF WITHDRAWAL CHARGE -- HARDSHIP -- The Contract makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended. The Company may require you to provide satisfactory proof of hardship. Effective as of the date of the first withdrawal under the terms of this waiver provision, no additional Purchase Payments may be made to the Contract. See "Waiver of Withdrawal Charge--Hardship."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent

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deferred sales charge (which may also be referred to as a "withdrawal charge").
The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the GMWB, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

   PURCHASE PAYMENT AGE                  WITHDRAWAL
        (IN YEARS)                         CHARGE
---------------------------------------------------
             1                               8%
             2                               8%
             3                               7%
             4                               6%
             5                               5%
             6                               4%
             7                               3%
             8                               2%
             9                               1%
        10 and over                          0%
---------------------------------------------------

      The amount of total withdrawal charges assessed against your Contract will never exceed 8% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily charge equal to 1.10%, on an annual basis, of each Subaccount's average daily net assets. During the Annuity Period, the mortality and expense risk charge is 1.25% under Options 1 through 4, 7 and 8, in lieu of the amount set forth above. The Company will deduct this charge for the life of the Contract beginning on the Contract Date. See "Mortality and Expense Risk Charge."

      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. See "Administration Charge."

      RIDER CHARGE. The Company deducts a monthly charge for the risks assumed by the Company under the Rider in an amount equal to 0.43%, on an annual basis, of your Contract Value. The Company will deduct the Rider charge while the Rider is in force. (See "Rider Benefits" for a discussion of the circumstances under which the Rider will terminate.) The Company may increase the charge for this Rider upon election of a Reset or a new GMAB Term, or upon reinstatement of the Rider, as discussed under "Rider Benefits." However, the Company guarantees the Rider charge upon increase will not exceed 1.50% on an annual basis. The Company determines the amount of the monthly Rider charge by dividing the annual charge by 12 and multiplying that amount by your Contract Value as of the date the charge is deducted. See "Rider Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      INVESTMENT ADVISER CHARGE. As a condition of the Rider, you are required to engage the Investment Adviser to provide investment management services in connection with your Contract Value. The Investment Adviser charges a fee for such services in an amount equal to 0.12%, on an annual basis, of your Contract Value. The Investment Adviser charge is not fixed or specified under the terms of your Contract and is subject to change by the Investment Adviser; provided, however, that the Company guarantees that the charge will not exceed 0.50% on an annual basis. The Company deducts the charge on a monthly basis and promptly pays such amounts to the Investment Adviser. The Company determines the amount of the monthly Investment Adviser charge by dividing the annual charge by 12, and multiplying that amount by your Contract Value as of the date the charge is deducted. The Company will stop assessing the monthly Investment Adviser charge upon receipt of notice from you or the Investment Adviser that you have terminated the Investment Adviser's services. In addition, the Rider will automatically terminate upon the Company's receipt of notice of such

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------

termination. See "Investment Adviser Charge" and "Rider Benefits."

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

      TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


      The IRS has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.


CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3112 or 1-800-NEA-VALU.

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                        None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount       8%
   withdrawn attributable to Purchase Payments)(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                            None
--------------------------------------------------------------------------------
PERIODIC EXPENSES are fees and expenses that you
will pay periodically during the time that you own
the Contract, not including fees and expenses of
the Underlying Funds.
--------------------------------------------------------------------------------
   Separate Account Annual Expenses                       Current     Guaranteed
   (as a percentage of average Subaccount                 Charges      Charges
   daily net assets)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge(2)           1.10%        1.10%
--------------------------------------------------------------------------------
     Annual Administration Charge                          0.15%        0.15%
--------------------------------------------------------------------------------
     Annual Rider Charge(3)                                0.43%        1.50%
--------------------------------------------------------------------------------
     Annual Investment Adviser Charge(4)                   0.12%        0.50%*
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                1.80%        3.25%
--------------------------------------------------------------------------------

(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to
      (1) 10% of Purchase Payments in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted as set forth above. However, during the Annuity Period, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above. See the discussion under "Mortality and Expense Risk Charge."

(3) The Company may increase the Rider charge if you elect a Reset or a new GMAB Term or upon reinstatement of the Rider; the Company guarantees that if the Rider charge is increased, it will not exceed 1.50% on an annual basis. Please see the discussion under "Rider Charge." The Company guarantees the current Rider charge of 0.43% on an annual basis; provided that you do not elect a Reset or a new GMAB Term or effect a reinstatement. The Rider charge is deducted monthly.

(4) As a condition of the Rider, the Company requires that you engage the Investment Adviser to provide investment management services in connection with your Contract Value. The Investment Adviser charges a fee for its services in an amount equal to 0.12%, on an annual basis, of your Contract Value. The Investment Adviser charge is deducted monthly.

* THE INVESTMENT ADVISER CHARGE IS NOT SPECIFIED OR FIXED UNDER THE TERMS OF THE CONTRACT AND IS SUBJECT TO CHANGE BY THE INVESTMENT ADVISER; PROVIDED, HOWEVER, THAT THE COMPANY GUARANTEES THAT THE CHARGE WILL NOT EXCEED 0.50% ON AN ANNUAL BASIS.

--------------------------------------------------------------------------------
                                       9

--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.



                                                           MINIMUM       MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)          0.76%         2.36%
--------------------------------------------------------------------------------

(1) Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2008, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2008. Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, guaranteed (rather than current) separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of any of the Underlying Funds and the Contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                 1          3          5          10
                                YEAR      YEARS      YEARS      YEARS
-----------------------------------------------------------------------
If you surrender your         $ 1,277    $ 2,288    $ 3,200    $  5,442
Contract at the end of
the applicable time period
-----------------------------------------------------------------------
If you do not surrender
or you annuitize your         $   559    $ 1,668    $ 2,763    $  5,442
Contract(1)
-----------------------------------------------------------------------

(1) Although this Example assumes that no withdrawal charges apply if you annuitize your Contract, your annuity payments will be subject to a withdrawal charge if your annuity payments are based upon Purchase Payments that have been held under the Contract for less than nine years and you have elected a non-life annuity option that provides for payments for a period of less than seven years. In such event, the Company will impose a withdrawal charge on that portion of any annuity payment consisting of Purchase Payments that have been held under the Contract for less than nine years.


--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for the following periods ended December 31.


                                                                       2008           2007         2006(2)        2005(1)
-------------------------------------------------------------------------------------------------------------------------
AIM BASIC VALUE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.92       $  11.28       $   10.40       $  10.03
   End of period.................................................  $   5.04       $  10.92       $   11.28       $  10.40
Accumulation units outstanding at the end of period..............       ---            ---              --             --
-------------------------------------------------------------------------------------------------------------------------
AIM DYNAMICS
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  13.06       $  12.12       $   10.86       $  10.49
   End of period.................................................  $   6.62       $  13.06       $   12.12       $  10.86
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
AIM LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.57       $  10.45       $   10.19       $   9.82
   End of period.................................................  $   6.87       $  11.57       $   10.45       $  10.19
Accumulation units outstanding at the end of period..............       210             98              19            ---
-------------------------------------------------------------------------------------------------------------------------
AIM MID CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.87       $  11.27       $   10.59       $  10.42
   End of period.................................................  $   8.25       $  11.87       $   11.27       $  10.59
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  12.66       $  11.86       $   10.82       $  10.43
   End of period.................................................  $   7.43       $  12.66       $   11.86       $  10.82
Accumulation units outstanding at the end of period..............       819            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
AIM TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.32       $  11.00       $   10.44       $   9.95
   End of period.................................................  $   6.01       $  11.32       $   11.00       $  10.44
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.13       $  11.45       $   10.01       $   9.99
   End of period.................................................  $   8.50       $  11.13       $   11.45       $  10.01
Accumulation units outstanding at the end of period..............    11,915          6,211       1   1,639            ---
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  18.57       $  13.33       $   11.91       $  11.22
   End of period.................................................  $   9.56       $  18.57       $   13.33       $  11.91
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  14.88       $  13.29       $   11.12       $  10.57
   End of period.................................................  $   7.79       $  14.88       $   13.29       $  11.12
Accumulation units outstanding at the end of period..............       734            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

                                                                       2008           2007         2006(2)        2005(1)
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY SELECT
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.87       $   9.35       $    9.96        $  9.64
   End of period.................................................  $   6.27       $  10.87       $    9.35        $  9.96
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.09       $  10.10       $   10.00            ---
   End of period.................................................  $   7.03       $  11.09       $   10.10            ---
Accumulation units outstanding at the end of period..............       ---       5  2,317             ---            ---
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.30       $  10.01       $   10.00            ---
   End of period.................................................  $   8.29       $  10.30       $   10.01            ---
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.70       $  10.07       $   10.00            ---
   End of period.................................................  $   7.58       $  10.70       $   10.07            ---
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
ARIEL(R)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.04       $  10.66       $   10.08       $  10.24
   End of period.................................................  $   4.98       $  10.04       $   10.66       $  10.08
Accumulation units outstanding at the end of period..............     1,448            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
ASTON/OPTIMUM MID CAP
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.04       $  10.21       $   10.00            ---
   End of period.................................................  $   6.05       $  11.04       $   10.21            ---
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
CALAMOS(R) GROWTH
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  12.62       $  10.69       $   10.99       $  10.21
   End of period.................................................  $   6.01       $  12.62       $   10.69       $  10.99
Accumulation units outstanding at the end of period..............    13,478            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
CALAMOS(R) GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.84       $  11.28       $   10.72       $  10.53
   End of period.................................................  $   7.84       $  11.84       $   11.28       $  10.72
Accumulation units outstanding at the end of period..............       ---            ---           5,388            ---
-------------------------------------------------------------------------------------------------------------------------
CALAMOS(R) HIGH YIELD
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.01       $  10.03       $   10.00            ---
   End of period.................................................  $   6.96       $  10.01       $   10.03            ---
Accumulation units outstanding at the end of period..............     9,425            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
DREYFUS APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.53       $  11.29       $   10.13       $  10.17
   End of period.................................................  $   7.47       $  11.53       $   11.29       $  10.13
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------

                                                                       2008           2007         2006(2)        2005(1)
-------------------------------------------------------------------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   9.78       $   9.78       $    9.80       $   9.85
   End of period.................................................  $   9.58       $   9.78       $    9.78       $   9.80
Accumulation units outstanding at the end of period..............    14,677            ---           3,271            ---
-------------------------------------------------------------------------------------------------------------------------
DREYFUS MIDCAP VALUE (FORMERLY DREYFUS PREMIER MIDCAP VALUE)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.65       $  11.52       $   10.89       $  10.41
   End of period.................................................  $   6.72       $  11.65       $   11.52       $  10.89
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
DREYFUS STRATEGIC VALUE (FORMERLY DREYFUS PREMIER
STRATEGIC VALUE)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  12.45       $  12.27       $   10.68       $  10.26
   End of period.................................................  $   7.64       $  12.45       $   12.27       $  10.68
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
DRYDEN SMALL-CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   9.31       $  10.00       $   10.00            ---
   End of period.................................................  $   5.73       $   9.31       $   10.00            ---
Accumulation units outstanding at the end of period..............       ---                            ---            ---
-------------------------------------------------------------------------------------------------------------------------
FEDERATED BOND
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   9.97       $   9.91       $   10.00            ---
   End of period.................................................  $   8.57       $   9.97       $    9.91            ---
Accumulation units outstanding at the end of period..............    49,139            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR DIVIDEND GROWTH
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.70       $  11.14       $   10.19       $   9.83
   End of period.................................................  $   5.73       $  10.70       $   11.14       $  10.19
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR REAL ESTATE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   7.65       $   9.76       $   10.00            ---
   End of period.................................................  $   4.38       $   7.65       $    9.76            ---
Accumulation units outstanding at the end of period..............     9,268            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR VALUE STRATEGIES
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.66       $  11.58       $   10.45       $   9.94
   End of period.................................................  $   5.44       $  11.66       $   11.58       $  10.45
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS EMERGING MARKETS EQUITY
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  12.79       $  10.45       $   10.00            ---
   End of period.................................................  $   5.56       $  12.79       $   10.45            ---
Accumulation units outstanding at the end of period..............     2,401            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------

                                                                       2008           2007         2006(2)        2005(1)
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.14       $   9.91       $   10.00            ---
   End of period.................................................  $  10.19       $  10.14       $    9.91            ---
Accumulation units outstanding at the end of period..............       ---         50,337          19,111            ---
-------------------------------------------------------------------------------------------------------------------------
JANUS ADVISOR INTECH RISK-MANAGED CORE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.26       $  10.08       $   10.00            ---
   End of period.................................................  $   6.30       $  10.26       $   10.08            ---
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
JANUS ADVISOR INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  12.42       $  10.27       $   10.00            ---
   End of period.................................................  $   6.07       $  12.42       $   10.27            ---
Accumulation units outstanding at the end of period..............    18,702            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.57       $  10.03       $   10.00            ---
   End of period.................................................  $   6.10       $  10.57       $   10.03            ---
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
JENNISON SMALL COMPANY
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.39       $   9.90       $   10.00            ---
   End of period.................................................  $   6.17       $  10.39       $    9.90            ---
Accumulation units outstanding at the end of period..............       ---         22,414          19,255            ---
-------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN CORE BOND (FORMERLY LEHMAN BROTHERS CORE BOND)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   9.76       $   9.81       $    9.78       $   9.92
   End of period.................................................  $   8.94       $   9.76       $    9.81       $   9.78
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN PARTNERS
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.50       $   9.99       $   10.00            ---
   End of period.................................................  $   4.82       $  10.50       $    9.99            ---
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIVE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.78       $  10.48       $   10.00            ---
   End of period.................................................  $   6.31       $  10.78       $   10.48            ---
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
PIMCO FOREIGN BOND (U.S. DOLLAR-HEDGED)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   9.79       $   9.89       $   10.00            ---
   End of period.................................................  $   9.09       $   9.79       $    9.89            ---
Accumulation units outstanding at the end of period..............    13,507            ---           3,020            ---
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------

                                                                       2008           2007         2006(2)        2005(1)
-------------------------------------------------------------------------------------------------------------------------
PIMCO HIGH YIELD
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.35       $  10.46       $   10.01       $  10.04
   End of period.................................................  $   7.54       $  10.35       $   10.46       $  10.01
Accumulation units outstanding at the end of period..............     4,168         10,202           2,491            ---
-------------------------------------------------------------------------------------------------------------------------
ROYCE OPPORTUNITY
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   9.44       $  10.07       $   10.00            ---
   End of period.................................................  $   4.91       $   9.44       $   10.07            ---
Accumulation units outstanding at the end of period..............    10,749            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
ROYCE VALUE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   9.84       $  10.12       $   10.00            ---
   End of period.................................................  $   6.20       $   9.84       $   10.12            ---
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
RS TECHNOLOGY
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.69       $   9.98       $   10.00            ---
   End of period.................................................  $   5.50       $  11.69       $    9.98            ---
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
RS VALUE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.06       $  10.12       $   10.00            ---
   End of period.................................................  $   5.62       $  10.06       $   10.12            ---
Accumulation units outstanding at the end of period..............       422            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
SECURITY ALPHA OPPORTUNITY
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.23       $   9.92       $   10.00            ---
   End of period.................................................  $   6.98       $  11.23       $    9.92            ---
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   9.34       $   9.73       $    9.75       $   9.84
   End of period.................................................  $   7.44       $   9.34       $    9.73       $   9.75
Accumulation units outstanding at the end of period..............       ---          3,566          16,547            ---
-------------------------------------------------------------------------------------------------------------------------
SECURITY EQUITY
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   9.95       $  10.94       $   10.19       $   9.84
   End of period.................................................  $   5.95       $   9.95       $   10.94       $  10.19
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
SECURITY GLOBAL
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  13.56       $  12.73       $   11.39       $  10.92
   End of period.................................................  $   8.03       $  13.56       $   12.73       $  11.39
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
SECURITY HIGH YIELD(5)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.00            ---             ---            ---
   End of period.................................................  $   6.59            ---             ---            ---
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------

                                                                       2008           2007         2006(2)        2005(1)
-------------------------------------------------------------------------------------------------------------------------
SECURITY LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  12.52       $  12.49       $   10.79       $  10.40
   End of period.................................................  $   7.40       $  12.52       $   12.49       $  10.79
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
SECURITY MID CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   9.48       $  10.98       $   10.95       $  10.46
   End of period.................................................  $   5.41       $   9.48       $   10.98       $  10.95
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
SECURITY MID CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  12.30       $  12.72       $   11.54       $  10.78
   End of period.................................................  $   8.59       $  12.30       $   12.72       $  11.54
Accumulation units outstanding at the end of period..............       285            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
SECURITY SELECT 25
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   8.83       $   9.84       $   10.00            ---
   End of period.................................................  $   5.30       $   8.83       $    9.84            ---
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.72       $  10.68       $   10.65       $  10.27
   End of period.................................................  $   5.34       $  10.72       $   10.68       $  10.65
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
SECURITY U.S. INTERMEDIATE BOND (FORMERLY SECURITY DIVERSIFIED
INCOME)(3)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $   9.48       $   9.66       $    9.73       $   9.87
   End of period.................................................  $   8.06       $   9.48       $    9.66       $   9.73
Accumulation units outstanding at the end of period..............     1,862            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE CAPITAL APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.08       $  10.08       $   10.00            ---
   End of period.................................................  $   7.01       $  10.08       $   10.08            ---
Accumulation units outstanding at the end of period..............       ---         48,831             ---            ---
-------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.64       $  10.11       $   10.00            ---
   End of period.................................................  $   5.86       $  10.64       $   10.11            ---
Accumulation units outstanding at the end of period..............    34,039         22,974          24,840            ---
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.80       $  11.49       $   10.33       $   9.98
   End of period.................................................  $   6.64       $  10.80       $   11.49       $  10.33
Accumulation units outstanding at the end of period..............    35,309            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       16

--------------------------------------------------------------------------------

                                                                       2008           2007         2006(2)        2005(1)
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.27       $  11.39       $   10.56       $  10.48
   End of period.................................................  $   8.13       $  11.27       $   11.39       $  10.56
Accumulation units outstanding at the end of period..............       ---          4,711          35,790            ---
-------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN MID CAP GROWTH(4)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.00            ---             ---            ---
   End of period.................................................  $   6.34            ---             ---            ---
Accumulation units outstanding at the end of period..............        98            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GROWTH
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  14.08       $  11.52       $   11.13       $  10.35
   End of period.................................................  $   8.04       $  14.08       $   11.52       $  11.13
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY CORE (FORMERLY WELLS FARGO
ADVANTAGE GROWTH AND INCOME)
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  10.64       $  10.84       $    9.79       $   9.46
   End of period.................................................  $   6.20       $  10.64       $   10.84       $   9.79
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  11.48       $  11.40       $   10.64       $  10.37
   End of period.................................................  $   6.56       $  11.48       $   11.40       $  10.64
Accumulation units outstanding at the end of period..............       ---            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period...........................................  $  13.01       $  12.31       $   11.38       $  11.33
   End of period.................................................  $   7.69       $  13.01       $   12.31       $  11.38
Accumulation units outstanding at the end of period..............        50            ---             ---            ---
-------------------------------------------------------------------------------------------------------------------------

(1)   From September 21. 2005 (date of inception) to December 31, 2005.

(2) From December 1. 2006 (date of inception) to December 31, 2006 for the American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative, American Century Strategic Allocation:
      Moderate, Aston/Optimum Mid Cap, Calamos(R) High Yield, Dryden Small-Cap Core Equity, Federated Bond, Fidelity(R) Advisor Real Estate, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Partners, PIMCO Foreign Bond (U.S. Dollar-Hedged), Royce Opportunity, Royce Value, RS Technology, RS Value, Security Alpha Opportunity, T. Rowe Price Capital Appreciation, and T. Rowe Price Growth Stock Subaccounts.

(3) Effective February 20, 2009, the Security Capital Preservation Fund merged into the Security Diversified Income Fund, which was renamed the Security U.S. Intermediate Bond Fund. Contract Value allocated to the Security Capital Preservation Subaccount on that date was transferred to the Security Diversified Income Subaccount, which was renamed the Security U.S. Intermediate Bond Subaccount.

(4) Effective July 11, 2008, the Van Kampen Aggressive Growth Fund merged into the Van Kampen Mid Cap Growth Fund. The values in the table for periods prior to the merger reflect investment in the Van Kampen Aggressive Growth Fund.

(5) Effective July 25, 2008, the Security Income Opportunity Fund merged into the Security High Yield Fund. The values in the table for periods prior to the merger reflect investment in the Security Income Opportunity Fund.


--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and all states except New York. As of the end of 2008, the Company had total assets of approximately $9.3 billion. Together with its affiliates, the Company has total funds under management of approximately $24.3 billion.

      The Principal Underwriter for the Contract is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a subsidiary of the Company, is registered as a broker-dealer with the SEC. The Company is a wholly-owned subsidiary of Security Benefit Corporation, a financial services holding company, which is wholly owned by Security Benefit Mutual Holding Company.


NEA VALUEBUILDER PROGRAM -- The NEA Valuebuilder Program provides investment products, including the Contract, in connection with retirement plans sponsored by school districts and other employers of NEA members and individual retirement accounts established by NEA members ("NEA Valuebuilder products"). The Contract is made available under the NEA Valuebuilder Program pursuant to an agreement (the "Agreement") between the Company (and certain of its affiliates) and NEA's Member Benefits Corporation ("MBC"), a wholly-owned subsidiary of The National Education Association of the United States (the "NEA"). Certain local school districts do not allow NEA Valuebuilder products to be made available in their district; as a result, the NEA Valuebuilder Program may not be available in all districts.

      Under the Agreement:

o The Company and its affiliates have the exclusive right to offer NEA Valuebuilder products, including the Contract, under the NEA Valuebuilder Program. However, employers of NEA members are not required to make available NEA Valuebuilder products, and NEA members are not required to select products from any particular provider.

o During the term of the Agreement, MBC may not enter into arrangements with other providers of similar investment programs or otherwise promote to employers of NEA members or to NEA members any investment products that compete with NEA Valuebuilder products offered by the Company and its affiliates, except for products MBC may, subject to limitations of the Agreement, make available in the future through the members-only section of NEA's website.

o MBC promotes the NEA Valuebuilder Program to employers of NEA members and to NEA members and provides certain services in connection with the NEA Valuebuilder Program (e.g., evaluating the effectiveness of the NEA Valuebuilder Program, monitoring the satisfaction of NEA members with the NEA Valuebuilder Program, conducting quality assurance work, and providing feedback concerning customer satisfaction with the NEA Valuebuilder Program).

o MBC provides marketing and other services in connection with the NEA Valuebuilder Program.


      Pursuant to the Agreement, the Company pays MBC a fee based in part on the average assets invested in NEA Valuebuilder products under the Agreement. During the fiscal year ended December 31, 2008, the Company paid MBC approximately $500,000 per quarter. You may wish to take into account the Agreement and the fee paid to MBC when considering and evaluating any communications relating to the Contract.


      Neither the NEA nor MBC is registered as a broker-dealer or has a role in distributing the Contract or in providing any securities brokerage services. The Company and its affiliates are not affiliated with the NEA or MBC.

      MBC, an investment adviser registered with the SEC, monitors performance of investment options made available under the NEA Valuebuilder Program, including the Subaccounts. MBC evaluates and tracks such performance monthly, using independent, publicly available ranking services. MBC makes its monthly reports available to NEA members. Upon your request, MBC will deliver a copy of
Part II of its Form ADV, which contains more information about how MBC evaluates and tracks performance and how the fees it receives from the Company are calculated. You may request a copy of such form by calling MBC at 1-800-637-4636.

      OTHER INFORMATION. The Contract also may be offered in certain school districts pursuant to other arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor

--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------

MBC is a party to these arrangements. Under these arrangements, such entities may provide services, such as advertising and promotion, and/or may facilitate their members' access to the Contract and to other products issued by the Company and its affiliates. There also may be an understanding that these entities may make endorsements. The Company and/or certain of its affiliates may pay fees to these entities under such arrangements. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract. For more information concerning these arrangements, please see the Statement of Additional Information.

PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/ health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies. Shares of each Underlying Fund are available to the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Underlying Funds available through us, rather than to information that may be available through alternate sources.

      Additionally, certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser. A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of

--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------

each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CALLING 1-800-NEA-VALU.

      CERTAIN PAYMENTS THE COMPANY AND ITS AFFILIATES RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.


      12B-1 FEES. The Company and/or its subsidiary, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds' investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0.00% to 0.50% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.


      PAYMENTS FROM UNDERLYING FUND SERVICE PROVIDERS. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds' prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      The Company receives a $15.00 annual fee payment per participant invested in the Dreyfus Appreciation fund.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."


      TOTAL PAYMENTS. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.05% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.


      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale

--------------------------------------------------------------------------------
                                       20

--------------------------------------------------------------------------------

of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant Owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible Purchase Payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

      The Contract is available for purchase by an individual in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b). If you are purchasing the Contract as an investment vehicle for a section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


      Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

IMPORTANT INFORMATION ABOUT YOUR BENEFITS UNDER THE CONTRACT -- Many financial services companies, including insurance companies, have faced unprecedented challenges over the past several months, and the Company ("we") is not immune to those challenges. We know it is important for you to understand how these events may affect your Contract Value and our ability to meet the guarantees under your Contract.

      ASSETS IN THE SEPARATE ACCOUNT. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

      ASSETS IN THE GENERAL ACCOUNT. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

      Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength. An insurance company's financial strength may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer's, General Account.

      OUR RATINGS. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor's. These ratings, which reflect recent downgrades and adverse market developments, are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength.

      FINANCIAL STATEMENTS. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information,

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                                       21

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which is available at no charge by writing us at One Security Benefit Place,
Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.


APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 80. If there are Joint Annuitants, the maximum issue age will be determined by reference to the older Annuitant.

RIDER BENEFITS -- The Contract is issued with a Rider that provides the following benefits:

o     Guaranteed Minimum Accumulation Benefit ("GMAB"); and

o     Guaranteed Minimum Withdrawal Benefit ("GMWB").

The Rider is issued by the Company on the condition that you have engaged Morningstar Associates, LLC (the "Investment Adviser") to provide investment management services in connection with your Contract Value. The Investment Adviser will have discretion over the allocation of your Contract Value among the various Subaccounts, including the discretion to transfer Contract Value, and to change the allocation among Subaccounts from time to time, but not including authority to withdraw Contract Value. The Investment Adviser will select your asset allocation based primarily on the length of your GMAB Term (please see target asset allocations for each GMAB Term set forth in the table under "Rider Benefits - Asset Allocation"). The Investment Adviser will make minor adjustments to the target asset allocation based upon any additional personal information that you may provide, including your answers to the Investment Adviser's risk tolerance questionnaire and/or information about outside accounts. For more information about the Investment Adviser and its services, please see "Rider Benefits -- Investment Adviser" and "Rider Benefits -- Asset Allocation" below.

      IF YOU TERMINATE THE INVESTMENT ADVISER'S SERVICES, THE RIDER WILL AUTOMATICALLY TERMINATE AS OF THE DATE THE COMPANY RECEIVES NOTICE OF SUCH TERMINATION FROM YOU OR THE INVESTMENT ADVISER. Under the terms of the Rider, the Company reserves the right to restrict your ability to make Purchase Payments at any time while the Rider is in effect. As a result, it is possible that you would not be able to make Purchase Payments after the initial Purchase Payment to take advantage of Rider benefits associated with such additional Purchase Payments, for example, the benefit of the GMAB with respect to Purchase Payments received within the first Contract Year for an initial GMAB Term of six to ten years. The Rider benefits are described in more detail below.

      Please note that any amount that we may pay or make available under the Rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

      GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). Subject to certain conditions, the Company will apply an additional amount to your Contract if Contract Value at the close of the GMAB Term that you select (a specified term of two to 15 years) is less than the GMAB amount (as defined below). The additional amount will be equal to the difference between the Contract Value at the close of the GMAB Term and the GMAB amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if your Contract Value is greater than the GMAB amount on the last day of the GMAB Term.

      Because your Contract Value may not be less than the GMAB amount at the close of the GMAB Term, you may never need to rely upon the GMAB. The GMAB should be viewed as a "floor" that may never be met. We will not refund the Rider charges you have paid if the GMAB is never provided, and thus you may be paying for a benefit that you never receive.

      Upon your application for the Contract, you must select a GMAB Term of two to 15 years (no partial years are permitted). The "initial GMAB Term" starts on the Contract Date and ends on the applicable Contract Anniversary.

      At the close of the initial GMAB Term, the "GMAB amount" is equal to the applicable percentage of the applicable Purchase Payments, as set forth in the table below, reduced by a pro rata adjustment for any withdrawals during the GMAB Term. The adjustment for each such withdrawal is calculated by multiplying the GMAB amount immediately prior to the withdrawal, by the ratio of (1) to (2) where (1) is the amount of the withdrawal, including any applicable withdrawal charges or premium taxes, and (2) is the amount of Contract Value immediately prior to the withdrawal. You should not take withdrawals

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                                       22

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during the GMAB Term, as withdrawals may reduce the GMAB amount by more than the withdrawal amount, and could significantly reduce or even eliminate the value of the GMAB. This Rider may not make sense for you if you intend to make withdrawals during the GMAB Term.

               GMAB AMOUNT FOR INITIAL GMAB TERM
             (BEFORE ADJUSTING FOR  WITHDRAWALS)(1)
-------------------------------------------------------------------
     INITIAL                                      APPLICABLE
    GMAB TERM          APPLICABLE %            PURCHASE PAYMENTS
-------------------------------------------------------------------
   2 to 5 years            95%          Initial Purchase Payment
-------------------------------------------------------------------
  6 to 10 years           100%           Purchase Payments received
                                         during first Contract Year
-------------------------------------------------------------------
  11 to 15 years          105%           Purchase Payments received
                                         during first two Contract
                                         Years
-------------------------------------------------------------------

(1) As noted above, the Company reserves the right to restrict your ability to make Purchase Payments at any time while the Rider is in effect.

      If you make Purchase Payments that are not included in "applicable Purchase Payments" as reflected in the above table, you will pay a higher Rider charge to the extent that your Contract Value is increased by such additional Purchase Payments. Also, to the extent that your Contract Value is increased by such Purchase Payments, you are less likely to realize any benefit under the GMAB, because it is less likely that your Contract Value will be less than the GMAB amount on the last day of the GMAB Term. Before making Purchase Payments that are not included in "applicable Purchase Payments" as reflected in the above table, you should consider that: (i) the GMAB amount is based on "applicable Purchase Payments" only and is not increased by other Purchase Payments, (ii) any Purchase Payments other than "applicable Purchase Payments" make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined, and (iii) this Rider may not make sense for you if you intend to make Purchase Payments, other than "applicable Purchase Payments."

      You may elect a new GMAB Term at the end of the initial or any subsequent GMAB Term by notifying the Company in writing at least 60 days prior to the close of the current GMAB Term. Your written notice must specify the length of the new GMAB Term, which may be a period of two to 15 years (no partial years are permitted). The new GMAB Term will start on the Valuation Date following the close of the prior GMAB Term and will end on the applicable anniversary of the start date. The Company reserves the right to increase your Rider charge if you elect a new GMAB Term, effective at the start of such new GMAB Term. See "Rider Charge."

      You should select an initial GMAB Term based upon when you expect to need access to your Contract Value for retirement. If you select an initial GMAB Term that closes before your retirement date and, as a result, you elect a new GMAB Term, you should consider that the Company may increase your Rider charge if you elect a new GMAB Term and guarantees a higher percentage of your Purchase Payments if you select a longer initial GMAB Term, as set forth in the table above. For example, an initial GMAB Term of seven years provides a GMAB based upon 100% of Purchase Payments received within the first Contract Year, which may be more beneficial than a combined initial GMAB Term of two years and new GMAB Term of five years, which results in a GMAB based upon 95% of the initial Purchase Payment and 95% of Contract Value at the start of the new GMAB Term, respectively.

      If you elect a new GMAB Term, the Company will apply an additional amount to your Contract if Contract Value at the close of the new GMAB Term is less than the GMAB amount (as defined below). The additional amount will be equal to the difference between the Contract Value at the close of the new GMAB Term and the GMAB amount on that date. The GMAB amount is equal to the applicable percentage of the applicable amount, as set forth in the table below, reduced by a pro rata adjustment for any withdrawals during the new GMAB Term, as discussed above.

                        GMAB AMOUNT FOR NEW GMAB TERM
                     (BEFORE ADJUSTING FOR WITHDRAWALS)(1)
-----------------------------------------------------------------------
       NEW
    GMAB TERM            APPLICABLE %            APPLICABLE AMOUNT
-----------------------------------------------------------------------
   2 to 5 years               95%            Contract Value(2)
-----------------------------------------------------------------------
  6 to 10 years              100%            Contract Value(2) plus
                                             Purchase Payments received
                                             during first year of new
                                             GMAB Term
-----------------------------------------------------------------------
  11 to 15 years             105%            Contract Value(2) plus
                                             Purchase Payments received
                                             during first two years of
                                             new GMAB Term
-----------------------------------------------------------------------

(1) As noted above, the Company reserves the right to restrict your ability to make Purchase Payments at any time while the Rider is in effect.

(2) Contract Value as of the close of business on the first day of the new GMAB Term.

      You may terminate the GMAB prior to the close of the GMAB Term and start the GMWB by sending the Company a written notice to that effect. Upon receipt of such notice, the Company will set the Benefit Amount under the GMWB equal to Contract Value on the date

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                                       23

--------------------------------------------------------------------------------

of receipt of such notice and will terminate the GMAB without payment of any additional amount.

      The GMAB will terminate automatically if it is adjusted to equal $0 as a result of a withdrawal, upon expiration of a GMAB Term without election of a new GMAB Term or upon termination of the Rider as discussed below. Upon termination, the GMAB may not be reinstated by Purchase Payments or otherwise. If the GMAB is terminated prior to the close of any GMAB Term, the Contract will not be eligible for payment of any additional amount at the close of that GMAB Term.

      GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB"). Subject to certain conditions, the GMWB is a benefit under which the Company guarantees that you may make withdrawals of up to a specified amount each year ("Annual Withdrawal Amount") during the GMWB Term until the Remaining Benefit Amount is reduced to $0, regardless of the amount of Contract Value available for withdrawal. The "Benefit Amount" is equal to Contract Value at the close of the final GMAB Term, including any additional amount applied to your Contract at the end of the final GMAB Term, or, if you elected early termination of a GMAB Term, Contract Value on the date the Company received notice of such termination. The Benefit Amount is reduced as you take withdrawals each year, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount." The GMWB is not available until the close of the final GMAB Term, and your Benefit Amount is based upon the amount of your Contract Value at the close of the final GMAB Term.

      The "Annual Withdrawal Amount" initially is equal to 5% of the Benefit Amount. The Annual Withdrawal Amount is adjusted in the event you make additional Purchase Payments during the GMWB Term or make withdrawals in excess of the Annual Withdrawal Amount during the GMWB Term, or elect a Reset, as discussed below.

      If you do not take the Annual Withdrawal Amount during a year during the GMWB Term, you may not carry over any unused Annual Withdrawal Amounts for that year to subsequent GMWB Years; however, your Remaining Benefit Amount is not reduced during years in which no withdrawals are made. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the GMWB Year. You can continue to take up to the Annual Withdrawal Amount each GMWB Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a GMWB Year, the Company will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount will be lower in the future. Withdrawals under this Rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes; provided, however, that no withdrawal charge applies to withdrawals of amounts during a GMWB Year that do not exceed the Annual Withdrawal Amount. Any withdrawal up to the Annual Withdrawal Amount in a GMWB Year reduces the Free Withdrawal amount otherwise available in that GMWB Year. Please see the discussion under "Contingent Deferred Sales Charge." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each GMWB Year unless you make additional Purchase Payments, or withdraw more than the Annual Withdrawal Amount during a GMWB Year or elect to Reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made during the GMWB Term, the Annual Withdrawal Amount will increase by an amount equal to 5% of the Purchase Payment, and the Remaining Benefit Amount will increase by an amount equal to 100% of the Purchase Payment. The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing (1) the excess withdrawal amount, including any applicable withdrawal charges and premium taxes, by (2) Contract Value immediately prior to the withdrawal after deduction of any Annual Withdrawal Amount included in the withdrawal.

      RESET. After the fifth anniversary of the Valuation Date immediately following the close of the final GMAB Term, you may elect to Reset the Remaining Benefit Amount to an amount equal to Contract Value on the Reset Date and the Annual Withdrawal Amount to 5% of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the Reset amount. Once a Reset election has been made, you may not elect another Reset until a Valuation Date that occurs after the fifth anniversary of the prior Reset Date. The Company reserves the right to require that you effect any Reset on a Contract Anniversary and the Rider charge may be increased in the event that you elect a Reset. See "Rider Charge."

      After the Company effects a Reset, the Remaining Benefit Amount and Annual Amount shall be adjusted by any subsequent Purchase Payments and/or withdrawals as described above. Also, a new GMWB Year shall begin upon Reset and subsequent GMWB Years shall be measured from the most recent Reset Date.

      TERMINATION. This Rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that GMWB Year, (5) upon the first death of any Owner,

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                                       24

--------------------------------------------------------------------------------

or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person; provided, however, that if the surviving spouse of the deceased Owner has not yet attained age 80 as of the date of the Owner's death and elects to continue the Contract in accordance with its terms, then the provisions of the Rider will continue; or (6) the date of the Company's receipt of notice that you have terminated the investment management services provided by the Investment Adviser, including automatic termination of the Investment Adviser's services as a result of your transfer of Contract Value before the Annuity Date, implementation of a Dollar Cost Averaging or Asset Reallocation Option, change in Purchase Payment allocation, or Subaccount restrictions that do not meet the Investment Adviser's minimum investment criteria. See the discussion under "Transfers of Contract Value," Dollar Cost Averaging Option," "Asset Reallocation Option," "Allocation of Purchase Payments" and "Rider Benefits - Asset Allocation." Upon termination of the Rider, the Owner will no longer be entitled to GMAB or GMWB benefits, and no Rider charge will be deducted.

      This Rider may not be reinstated by Purchase Payments or Reset after termination; provided, however, that the Company reserves the right to allow reinstatement of the Rider after automatic termination resulting from the Owner's termination of the Investment Adviser. The Company reserves the right to increase your Rider charge if you elect to reinstate the Rider, effective on the date the Rider is reinstated. See "Rider Charge." At the time of any such reinstatement, the Owner will be required to elect a GMAB Term of two to 15 years and the Company will determine the GMAB as described above for a new GMAB Term; provided that the applicable amount will be Contract Value on the date the Rider is reinstated rather than as of the close of the prior GMAB Term.

      If the surviving spouse has not yet attained age 80 as of the date of the Owner's death and elects to continue the Rider, then the provisions of the Rider will continue, unless otherwise terminated, and no death benefit will be paid under the Contract in connection with the death of the Owner. The option to continue the Rider is available only upon the first death of any Owner and is not available upon the death of the surviving spouse.

      If the surviving spouse is age 80 or older as of the date of the Owner's death, the Rider shall terminate effective on that date.

      INVESTMENT ADVISER. The Company and the Investment Adviser have entered into an agreement whereby the Investment Adviser has authorized the Company to make available to Owners the Investment Adviser's services, and the Company has agreed to guarantee the Investment Adviser a minimum annual amount of aggregate Investment Adviser charges. The Company does not impose any limitations on the Investment Adviser's management of Contract Value, or the Subaccounts to which the Investment Adviser may allocate Contract Value. The Investment Adviser plans to review the allocation of your Contract Value at a minimum on a quarterly basis and may change your allocation to the various Subaccounts on a quarterly or more frequent basis. You may impose reasonable restrictions on the Investment Adviser's management of your Contract Value at any time by instructing the Investment Adviser not to allocate your Contract Value to a particular Subaccount or Subaccounts. The Investment Adviser does not guarantee the results of any advice or recommendation provided in connection with your Contract Value. More information about the Investment Adviser and the advisory relationship will be provided at the time you engage the Investment Adviser to provide the investment management services. A description of how the Investment Adviser selects your asset allocation is set forth under "Asset Allocation" below.

      While the Investment Adviser is engaged to provide investment management services to you, you may not transfer Contract Value among the Subaccounts before the Annuity Start Date, elect the Asset Reallocation Option or the Dollar Cost Averaging Option, change your Purchase Payment allocation, or instruct the Investment Adviser to manage your Contract Value in a manner that is inconsistent with the Investment Adviser's minimum investment criteria. If you do any of these things, the Investment Adviser's services and the Rider will be automatically terminated.

      The Investment Adviser and the Company are not affiliated. The Investment Adviser provides no services to the Owner other than those described in the advisory agreement between the Owner and the Investment Adviser. The Investment Adviser may allocate your Contract Value to Subaccounts that invest in Underlying Funds that are advised by Security Management Company, LLC, an affiliate of the Company. To the extent that the Investment Adviser allocates Contract Value to such Subaccounts, Security Management Company and its affiliates, including the Company, will receive a financial benefit. However, the Company has not reserved any right to direct, and will not interfere with, Investment Adviser's management of Contract Value on behalf of Owners. You should be aware, however, of this potential financial benefit to the Company. The Company also may benefit to the extent that the Investment Adviser allocates Contract Value to those Subaccounts that pose less risk as such allocation could reduce the likelihood that the Company will be required to make payments in connection with the Rider benefits described above. However, as noted above, the Company has no understanding with the Investment Adviser, or right under the terms of its agreement with the Investment Adviser or otherwise, to direct the Investment Adviser's allocation of Contract Value.

      ASSET ALLOCATION. The factors that the Investment Adviser uses in selecting allocations for your Contract Value depend on the information that you provide to the Investment Adviser. If the Investment Adviser receives only

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                                       25

--------------------------------------------------------------------------------

your GMAB Term, which is based upon when you expect to need access to your Contract Value for retirement, the Investment Adviser will select a target asset allocation based on that information. Other factors that, if provided, will have a bearing on the asset allocation are your answers to a risk questionnaire and any additional information solicited, such as information about assets held in accounts outside of the Contract and annual salary.

      When applying for the Contract, you complete an enrollment form that asks for your GMAB Term and any fund restrictions and states that you may provide additional information to the Investment Adviser through the web site. Even if additional information is provided, the primary determinant of the asset allocation for your Contract Value is your GMAB Term. For example, an Owner selecting a 5-year time horizon will be assigned an asset allocation target of 40% stocks, 50% bonds, and 10% cash. The table below identifies the target asset allocation percentages associated with time horizons of two to 15 years that currently are used for the Contract.

GMAB TERM IN YEARS     STOCKS        BONDS        CASH
---------------------------------------------------------
       1                 25%          63%          13%
---------------------------------------------------------
       2                 28%          60%          12%
---------------------------------------------------------
       3                 32%          57%          11%
---------------------------------------------------------
       4                 36%          53%          11%
---------------------------------------------------------
       5                 40%          50%          10%
---------------------------------------------------------
       6                 44%          47%           9%
---------------------------------------------------------
       7                 48%          43%           9%
---------------------------------------------------------
       8                 52%          40%           8%
---------------------------------------------------------
       9                 56%          37%           7%
---------------------------------------------------------
      10                 60%          33%           7%
---------------------------------------------------------
      11                 64%          30%           6%
---------------------------------------------------------
      12                 68%          27%           5%
---------------------------------------------------------
      13                 72%          23%           5%
---------------------------------------------------------
      14                 76%          20%           4%
---------------------------------------------------------
      15+                80%          17%           3%
---------------------------------------------------------

The target asset allocations above are subject to change from time to time by the Investment Adviser.

      It is important to note that the amounts actually allocated to Underlying Funds in each asset class will often deviate from these target amounts. This is because the Underlying Funds typically do not invest 100% of their assets in a particular asset class. For example, a stock fund typically will have some cash exposure, and the Investment Adviser will take this into account by allocating a greater percentage to stock Underlying Funds than the target stock percentage in the table above. In addition, given that a stock fund's cash exposure will vary, an Owner's actual asset allocation will also vary, although these variances are expected to be small.

      As noted above, Owners may answer a risk tolerance questionnaire designed to assess their attitudes toward investment risk and may provide additional personal information, including outside accounts that they may have and the underlying holdings of each such account. This information will affect the Owner's target asset allocation. If, for example, the Owner indicated a low level of risk tolerance when completing the risk questionnaire, the Investment Adviser's process is such that it would reduce the amount of stock it recommended by up to 5% relative to the target above. If the Owner indicated a more aggressive risk profile, the Investment Adviser would increase the recommended stock allocation by up to 5%. If the Owner identified outside accounts, the Investment Adviser would bias its recommendation (also up to 5%) away from exposure to the asset class of the holdings in the outside accounts so as to avoid substantial overexposure to either stocks or bonds.

      As noted above, you may impose reasonable restrictions on the Investment Adviser's management of your Contract Value by instructing the Investment Adviser not to allocate your Contract Value to a particular Subaccount or Subaccounts. However, the remaining Subaccounts must meet the Investment Adviser's minimum investment criteria in order for it to provide an allocation. The Investment Adviser's minimum investment criteria require that Subaccounts are available in each of the major asset classes after effecting the Owner's Subaccount restrictions. If your Subaccount restrictions do not meet the Investment Adviser's minimum investment criteria, we will contact you to determine whether you would like to change your Subaccount restrictions so that the Investment Adviser can provide an allocation. If you do not adjust your Subaccount restrictions so that the remaining Subaccounts meet the Investment Adviser's minimum investment criteria, the Investment Adviser will not provide investment management services, and the Rider will automatically terminate. In that event, you may elect to continue the Contract without the Rider, you may surrender the Contract for its Withdrawal Value or, if the restrictions were included in your initial enrollment form, you may exercise your Free-Look right. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon withdrawals made prior to the Owner attaining age 59 1/2. See also "Contingent Deferred Sales Charge" and "Premium Tax" for information concerning charges that may be imposed upon withdrawals. See "Free-Look Right" for more information concerning your right to return the Contract within the Free-Look Period.

WAIVER OF WITHDRAWAL CHARGE--HARDSHIP -- The Contract makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship, as defined for purposes of Section 401(k) of the Internal

--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------

Revenue Code of 1986, as amended. The Company may require you to provide proof of hardship, which is satisfactory to the Company.

      Effective as of the date of the first withdrawal under the terms of this waiver provision, no additional Purchase Payments may be made to the Contract.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $25,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $1,000. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $25. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.


      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer.

      If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. If you have engaged the Investment Adviser to allocate your Contract Value among the Subaccounts, you may wish to allocate your initial Purchase Payment to the Dreyfus General Money Market Subaccount. Shortly after your Contract is issued, the Investment Adviser will provide to the Company the allocation for your initial and future Purchase Payments, and the Company will transfer your Contract Value from the Dreyfus General Money Market Subaccount (or other Subaccount(s) selected) to the allocation specified by the Investment Adviser. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received from the Investment Adviser, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives consist of the Subaccounts.

      If you terminate the Investment Adviser's services, the Company will continue to allocate Purchase Payments based upon the most recent instructions received from the Investment Adviser until we receive updated instructions from you.

      You, or the Investment Adviser if you have engaged its services, may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you or, if appropriate, the Investment Adviser, submit a change in instructions to the Company. You, or the Investment Adviser if you have engaged its services, also may make changes in your Purchase Payment allocation by telephone provided the proper form is properly completed, signed, and filed at the

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                                       27

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Company's Administrative Office. Changes in the allocation of future Purchase
Payments have no effect on existing Contract Value. Transfers of Contract Value among the Subaccounts are permitted in the manner described in "Transfers of Contract Value."

      If you have engaged the Investment Adviser, any change by you of your Purchase Payment allocation will automatically terminate the Investment Adviser's services, and the Rider will automatically terminate upon such termination of the Investment Adviser. See "Rider Benefits."

DOLLAR COST AVERAGING OPTION -- The Contract makes available a Dollar Cost Averaging Option. However, if you have engaged the Investment Adviser, your election of this Option will automatically terminate the Investment Adviser's services, and the Rider will automatically terminate upon such termination of the Investment Adviser. See "Rider Benefits."

      If you no longer wish to maintain the Investment Adviser's services and the Rider benefits, you may elect this Option as described below.

      Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year. There is no minimum amount of Contract Value required to initiate the Dollar Cost Averaging Option.

      After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently, nor does it plan to in the future, charge a fee for this option.

ASSET REALLOCATION OPTION -- The Contract makes available an Asset Reallocation Option. However, if you have engaged the Investment Adviser, your election of this Option will automatically terminate the Investment Adviser's services, and the Rider will automatically terminate upon such termination of the Investment Adviser. See "Rider Benefits."

      If you no longer wish to maintain the Investment Adviser's services and the Rider benefits, you may elect this Option as described below.

      Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.

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                                       28

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The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS OF CONTRACT VALUE -- If you have engaged the Investment Adviser to allocate your Contract Value among the Subaccounts, the Investment Adviser may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office before the Annuity Start Date. The Investment Adviser may make transfers by telephone if the proper form has been properly completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      You also may transfer Contract Value among the Subaccounts upon proper written or telephone request to the Company's Administrative Office both before and after the Annuity Start Date; however, if you have engaged the Investment Adviser to allocate your Contract Value among the Subaccounts, any such transfer of Contract Value before the Annuity Start Date will automatically terminate the Investment Adviser's services, and the Rider will automatically terminate. See "Rider Benefits."

      The Company effects transfers between Subaccounts at their respective accumulation unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The Company reserves the right to limit the number of transfers to 14 in a Contract Year. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the

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                                       29

--------------------------------------------------------------------------------

Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers you made within the previous 12 months;

o     transfers to and from (or from and to) the same Subaccount;

o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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                                       30

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
                                                                                                                NUMBER OF
                                                                                                               ROUND TRIP
                                                 SUBACCOUNT                                                     TRANSFERS
-------------------------------------------------------------------------------------------------------------------------
Dreyfus General Money Market                                                                                    Unlimited
-------------------------------------------------------------------------------------------------------------------------
AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM           4(1)
Technology, Calamos(R) Growth, Calamos(R) Growth and Income, Calamos(R) High Yield, Goldman Sachs Emerging
Markets Equity, Goldman Sachs Government Income, Neuberger Berman Core Bond, Neuberger Berman Partners,
Neuberger Berman Socially Responsive Portfolio, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield,
Security Alpha Opportunity, Security Equity, Security Global, Security High Yield, Security Large Cap
Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security Small Cap Growth,
Security U.S. Intermediate Bond, Van Kampen Comstock, Van Kampen Equity and Income, Van Kampen Mid Cap
Growth
-------------------------------------------------------------------------------------------------------------------------
Royce Opportunity, Royce Value                                                                                    3(1)
-------------------------------------------------------------------------------------------------------------------------
American Century Equity Income, American Century Heritage, American Century International Growth, American        2(1)
Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation:
Conservative, American Century Strategic Allocation: Moderate
-------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap                                                                                             2(2)
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation, Dreyfus Midcap Value, Dreyfus Strategic Value                                               2(6)
-------------------------------------------------------------------------------------------------------------------------
Federated Bond                                                                                                    1(1)
-------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor Dividend Growth, Fidelity(R) Advisor Real Estate, Fidelity(R) Advisor Value Strategies        1(2)
-------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, RS Technology, RS Value, T.           1(3)
Rowe Price Capital Appreciation, T. Rowe Price Growth Stock
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Growth, Wells Fargo Advantage Large Company Core, Wells Fargo Advantage Opportunity,        1(4)
Wells Fargo Advantage Small Cap Value
-------------------------------------------------------------------------------------------------------------------------
Ariel(R)                                                                                                          1(5)
-------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap Core Equity, Jennison 20/20 Focus, Jennison Small Company*                                       1(7)
-------------------------------------------------------------------------------------------------------------------------

(1) Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(2) Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(3) Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(4) Number of round trip transfers that can be made in any 45 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(5) Number of round trip transfers that can be made in any 2 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(6) Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

(7) Number of round trip transfers that can be made in any 60 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

* You may transfer Contract Value to the Jennison Small Company Subaccount only if you purchased your Contract prior to November 23, 2007.
--------------------------------------------------------------------------------


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                                       31

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      In addition to the Company's own frequent transfer procedures, the
Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds' frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

      Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Dreyfus General Money Market Subaccount, which does not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the Dreyfus General Money Market Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying

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                                       32

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--------------------------------------------------------------------------------

Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

o Investment performance of the Subaccounts to which you have allocated Contract Value,

o     Payment of Purchase Payments,

o     Full and partial withdrawals, and

o     Charges assessed in connection with the Contract.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the annual mortality and expense risk charge under the Contract of 1.10%, and (5) the annual administration charge under the Contract of 0.15%.

      The mortality and expense risk charge and the administration charge are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the Rider charge and Investment Adviser charge on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Rider charge and Investment Adviser charge from this monthly dividend upon its reinvestment in the Subaccount. Each of the Rider charge and Investment Adviser charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Rider charge and Investment Adviser charge,

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                                       33

--------------------------------------------------------------------------------

and your Contract Value will be reduced in the amount of such charges upon reinvestment of the Subaccount's monthly dividend. The Company does not assess a Rider charge or Investment Adviser charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Rider charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Rider charge and Investment Adviser charge are deducted.

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals, death benefit payments, and Purchase Payments.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than nine years), and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge" and "Premium Tax Charge." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.


      The Company requires the signature of the Owner on any request for withdrawal. The Company also requires a guarantee of such signature to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.


      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal and/or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than nine years will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal charge and premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any withdrawal charge be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge and/or premium tax charge. See "Contingent Deferred Sales Charge" and "Premium Tax Charge." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      A full or partial withdrawal, including a systematic withdrawal, may be subject to a withdrawal charge if a withdrawal is made from Purchase Payments that have been held in the Contract for less than nine years and may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See

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"Contingent Deferred Sales Charge" and "Premium Tax Charge."


      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge and/or premium tax, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary and Annuitant or Joint Annuitants, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be

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determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. The amount of the death benefit generally will be the greater of:

1. The sum of all Purchase Payments, less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

      IF DUE PROOF OF DEATH AND INSTRUCTIONS REGARDING PAYMENT ARE NOT RECEIVED BY THE COMPANY AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

      Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

DEATH OF THE ANNUITANT -- If an Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

      The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments, that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments for the purpose of determining future withdrawal charges. Also, under the GMWB, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment you make is considered to have a certain "age," depending on the length of time since the Purchase Payment was effective. A Purchase Payment is "age one" in the year beginning on the date the Purchase Payment is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

PURCHASE PAYMENT AGE                            WITHDRAWAL
     (IN YEARS)                                   CHARGE
-------------------------------------------------------------
         1                                         8%
         2                                         8%
         3                                         7%
         4                                         6%
         5                                         5%
         6                                         4%
         7                                         3%
         8                                         2%
         9                                         1%
    10 and over                                    0%
-------------------------------------------------------------

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      The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 8% of Purchase Payments paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily charge equal to 1.10%, on an annual basis, of each Subaccount's average daily net assets.

      These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, during the Annuity Period, the mortality and expense risk charge is 1.25% under Options 1 through 4, 7 and 8, in lieu of the amount set forth above. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount's average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

RIDER CHARGE -- The Company deducts a monthly charge for the risks assumed by the Company under the Rider in an amount equal to 0.43%, on an annual basis, of your Contract Value. The Company will deduct the Rider charge while the Rider is in force. (See "Rider Benefits" for a discussion of the circumstances under which the Rider will terminate.) The Company reserves the right to increase the charge for this Rider upon election of a Reset or a new GMAB Term, or upon reinstatement of the Rider, as discussed under "Rider Benefits." However, the Company guarantees the Rider charge upon increase will not exceed 1.50% on an annual basis. The Company determines the amount of the monthly Rider charge by dividing the annual charge by 12, and multiplying that amount by your Contract Value as of the date the charge is deducted.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

INVESTMENT ADVISER CHARGE -- As a condition of the Rider, you are required to engage the Investment Adviser to provide investment management services in connection with your Contract Value. The Investment Adviser charges a fee for such services in an amount equal to 0.12%, on an annual basis, of your Contract Value. The Investment

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Adviser charge is not specified or fixed under the terms of the Contract and is subject to change by the Investment Adviser; provided, however, that the Company guarantees that the charge will not exceed 0.50% on an annual basis. The Company will deduct the Investment Adviser charge on a monthly basis and promptly pay such amounts to the Investment Adviser. The Company determines the amount of the monthly Investment Adviser charge by dividing the annual charge by 12, and multiplying that amount by your Contract Value as of the date the charge is deducted. The Company will stop assessing the monthly Investment Adviser charge upon receipt of notice from you or Investment Adviser that you have terminated Investment Adviser's services. In addition, the Rider will automatically terminate upon the Company's receipt of notice of such termination. See "Rider Benefits."

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.15% of each Subaccount's average daily net assets; and (3) the Rider charge will not exceed 0.43% (1.50% upon election of a Reset or new GMAB Term or upon reinstatement) of Contract Value.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant's 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Variable annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. The annuity rates for Option 7 reflect the assumed interest rate of 3.5%, compounded annually, and the length of the period certain without reference to the mortality table. In the case of Options 5 and 6 as described below, annuity

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payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge and premium tax charge. The Company handles a full or partial withdrawal under Annuity Options 5 and 6 as described under "Full and Partial Withdrawals" for withdrawals of Contract Value prior to the Annuity Start Date.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

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      OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

      OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

      OPTION 7 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that

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Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner: the Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

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MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of the
Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.


      Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

      If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM -- If you are a participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

FEDERAL TAX MATTERS


INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which are Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement

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plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS") as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT. IN ADDITION, AS PROVIDED IN IRS REGULATIONS, WE INFORM YOU THAT THIS MATERIAL IS NOT INTENDED AND CANNOT BE REFERRED TO OR USED (1) TO AVOID TAX PENALTIES, OR (2) TO PROMOTE, SELL OR RECOMMEND ANY TAX PLAN OR ARRANGEMENT.


TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.


      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Although these rules have been partially suspended for

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distributions required for 2009, they apply to distributions required for 2008 that are not paid until 2009, and to distribution for all subsequent taxable years. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.


      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:


      SECTION 403(B). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

      Section 403(b) annuities must generally be provided under a plan that meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary). Distributions are generally not required for 2009.


      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to other qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.


      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      ROTH 403(B). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as "Roth contributions" under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer's 403(b) plan. Roth Contributions may be made to this Contract in most states.

      Unlike regular or "traditional" 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

      Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a "qualifying distribution" and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.

      Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b)

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contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

      Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

      Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See "Rollovers."

      SECTION 408. TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as a traditional IRA. The IRAs described in this section are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or $5,000.


      Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($89,000 for 2009 for a married couple filing a joint return and $55,000 for a single taxpayer in 2009). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $166,000 and $176,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


      Sale of the Contract for use with traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.


      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. Distributions are generally not required for 2009. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.


      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."


      SECTION 408A. ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $105,000 to $120,000 in adjusted gross income ($166,000 to $176,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. This limit will be eliminated beginning in 2010. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed (with a special rule to spread out the income for 2010 rollovers and converstions to 2011 and 2012), but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for

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use with Roth IRAs may be subject to special requirements imposed by the IRS.
Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations.. Distributions are generally not required for 2009. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner (sixth year if 2009 is one of the years included).


      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.


      If any portion of the balance to the credit of an employee in a Section 403(b) plan (other than Roth sources) is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.


      An "eligible retirement plan" will be another Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under
Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408.

      For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Anyone attempting to rollover Roth 403(b) contributions should seek competent tax advice.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.


      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a 403(b) plan or IRA before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or
(ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.


      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."


      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. Consult a tax advisor.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.


      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may

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have adverse tax consequences. A prospective Owner considering adoption of a
Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER TAX CONSIDERATIONS --

      FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely voting instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or

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permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES -- If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

      Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

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      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS -- The Prospectus and Statement of Additional Information provide a general description of the Contract. Certain provisions of your Contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. is a party that are reasonably likely to materially affect the Separate Account, the Company's ability to meet its obligations under the Contract, or Security Distributors, Inc.'s ability to perform its contract with the Separate Account.


      The Company and Security Distributors, Inc., the principal underwriter of the Contract ("SDI"), have been named, among several others, as defendants in a class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by the Company to MBC under the NEA Valuebuilder Program. The other defendants include other affiliates of the Company and, unaffiliated companies, and individuals. Plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. The Company and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The District Court granted defendants' motion to dismiss. The plaintiffs have appealed. The Company does not believe that the class action claims have merit and intends to continue to defend against the claims vigorously. The Company does not believe that these claims are likely to have a material adverse effect on SDI's ability to perform its duties as principal underwriter of the Contract.


SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.


      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers on behalf of SDI. During fiscal years 2008, 2007, and 2006, the commission amounts paid in connection with all variable annuity contracts sold through the Separate Account were $30,575,504, $56,968,135, and $56,800,140 respectively. The Company on behalf of SDI pays commissions to Selling Broker-Dealers for their sales, and SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.


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      SELLING BROKER-DEALERS. The Company pays commissions to all Selling
Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 8% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.75% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials, however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.


      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment;
(5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2008 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): GWN Securities, Inc., NEXT Financial Group, Inc., OFG Financial Services, Inc., Lincoln Investment Planning, Inc., PlanMember Securities Corporation, Financial Network Investment Corporation, Geneos Wealth Management, Inc., Morgan Keegan & Company, Inc., Legend Equities Corporation, Great American Advisors, Inc., Retirement Plan Advisors, Inc., Comprehensive Asset Management and Servicing, Inc., Capital Financial Services, Inc., AmTrust Investment Services, Inc., Cambridge Legacy Securities, L.L.C.


      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.




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LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Dreyfus General Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Dreyfus General Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Dreyfus General Money Market Subaccount may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the administration charge, mortality and expense risk charge, Rider charge, investment adviser charge, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until November 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining Subaccounts, and the total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).


FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2008 and for each of the specified periods ended December 31, 2008, are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information for the NEA Valuebuilder Retirement Income Director Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure

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to include your name and address when requesting the Statement of Additional
Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

ARRANGEMENTS WITH ENTITIES
ASSOCIATED WITH THE NEA

METHOD OF DEDUCTING THE RIDER CHARGE

LIMITS ON PURCHASE PAYMENTS PAID
UNDER TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Roth 403(b)

   Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

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OBJECTIVES AND STRATEGIES FOR UNDERLYING FUNDS

There is no guarantee that the investment objectives and strategies of any Underlying Fund will be met.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUSES. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED BY CALLING 1-800-NEA-VALU.


                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE             INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
AIM Basic Value Fund           Class A      Long-term growth of capital      Invesco Aim Advisors, Inc.
                                                                             11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1173
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street,
                                                                             N.E., Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One
                                                                             Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited,
                                                                             25th Floor, Shiroyama Trust Tower, 3-1,
                                                                             Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                             Japan (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins
                                                                             Street, Level 26, Melbourne Vic 3000,
                                                                             Australia (Sub-adviser)
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       53

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE             INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund              Class A      Long-term capital growth         Invesco Aim Advisors, Inc.
                                                                             11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1174
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street,
                                                                             N.E., Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One
                                                                             Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited,
                                                                             25th Floor, Shiroyama Trust Tower, 3-1,
                                                                             Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                             Japan (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins
                                                                             Street, Level 26, Melbourne Vic 3000,
                                                                             Australia (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       54

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE             INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
AIM Large Cap                  Class A      Long-term growth of capital      Invesco Aim Advisors, Inc.
Growth Fund                                                                  11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1175
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street,
                                                                             N.E., Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One
                                                                             Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited,
                                                                             25th Floor, Shiroyama Trust Tower, 3-1,
                                                                             Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                             Japan (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins
                                                                             Street, Level 26, Melbourne Vic 3000,
                                                                             Australia (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       55

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE             INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Core Equity        Class A      Long-term growth of capital      Invesco Aim Advisors, Inc.
Fund                                                                         11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1176
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street,
                                                                             N.E., Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One
                                                                             Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited,
                                                                             25th Floor, Shiroyama Trust Tower, 3-1,
                                                                             Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                             Japan (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins
                                                                             Street, Level 26, Melbourne Vic 3000,
                                                                             Australia (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       56

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE             INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund      Class A      Long-term growth of capital      Invesco Aim Advisors, Inc.
                                                                             11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1177
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street,
                                                                             N.E., Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One
                                                                             Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited,
                                                                             25th Floor, Shiroyama Trust Tower, 3-1,
                                                                             Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                             Japan (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins
                                                                             Street, Level 26, Melbourne Vic 3000,
                                                                             Australia (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       57

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE             INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
AIM Technology Fund            Class A      Capital growth                   Invesco Aim Advisors, Inc.
                                                                             11 Greenway Plaza, Suite 100
                                                                             Houston, TX 77046-1178
                                                                             (Investment Adviser)

                                                                             AIM Funds Management Inc., 5140 Yonge Street,
                                                                             Suite 900, Toronto, Ontario, Canada M2N 6X7
                                                                             (Sub-adviser)

                                                                             Invesco Global Asset Management (N.A.), Inc.,
                                                                             One Midtown Plaza, 1360 Peachtree Street,
                                                                             N.E., Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Institutional (N.A.), Inc., One
                                                                             Midtown Plaza, 1360 Peachtree Street, N.E.,
                                                                             Suite 100, Atlanta, GA 30309
                                                                             (Sub-adviser)

                                                                             Invesco Senior Secured Management, Inc., 1166
                                                                             Avenue of the Americas, New York, NY 10036
                                                                             (Sub-adviser)

                                                                             Invesco Hong Kong Limited, 32nd Floor, Three
                                                                             Pacific Place, 1 Queen's Road East, Hong Kong
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management Limited, 30 Finsbury
                                                                             Square, London, EC2A 1AG, United Kingdom
                                                                             (Sub-adviser)

                                                                             Invesco Asset Management (Japan) Limited,
                                                                             25th Floor, Shiroyama Trust Tower, 3-1,
                                                                             Toranomon 4-chome, Minato-ku, Tokyo 105-6025,
                                                                             Japan (Sub-adviser)

                                                                             Invesco Asset Management Deutschland GmbH,
                                                                             Bleichstrasse 60-62, Frankfurt, Germany 60313
                                                                             (Sub-adviser)

                                                                             Invesco Australia Limited, 333 Collins
                                                                             Street, Level 26, Melbourne Vic 3000,
                                                                             Australia (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------
American Century Equity          A          To provide current income        American Century Investment Management, Inc.
Income Fund                                                                  4500 Main Street
                                                                             Kansas City, MO 64111-1816
---------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth         American Century Investment Management, Inc.
Heritage Fund                                                                4500 Main Street
                                                                             Kansas City, MO 64111-1816
---------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth         American Century Global
International Growth Fund                                                    Investment Management, Inc.
                                                                             666 3rd Ave, 23rd Floor
                                                                             New York, NY 10017
---------------------------------------------------------------------------------------------------------------------------
American Century Select          A          Long-term capital growth         American Century Investment Management, Inc.
Fund                                                                         4500 Main Street
                                                                             Kansas City, MO 64111-1816
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    58

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE             INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth with a  American Century Investment Management, Inc.
Strategic Allocation:                       small amount of income           4500 Main Street
Aggressive                                                                   Kansas City, MO 64111-1816
---------------------------------------------------------------------------------------------------------------------------
American Century                 A          Regular income and moderate      American Century Investment Management, Inc.
Strategic Allocation:                       long-term growth                 4500 Main Street
Conservative                                                                 Kansas City, MO 64111-1816
---------------------------------------------------------------------------------------------------------------------------
American Century                 A          Long-term capital growth, with   American Century Investment Management, Inc.
Strategic Allocation:                       some regular income.             4500 Main Street
Moderate                                                                     Kansas City, MO 64111-1816
---------------------------------------------------------------------------------------------------------------------------
Ariel Fund(R)                               Long-term capital appreciation   Ariel Capital Management, LLC
                                                                             200 East Randolph Drive, Suite 2900
                                                                             Chicago, IL 60601-6536
---------------------------------------------------------------------------------------------------------------------------
Aston/Optimum Mid Cap          Class N      Long-term total return through   Aston Asset Management LLC
Fund                                        capital appreciation by          161 N. Clark Street, 12th Floor
                                            investing primarily in common    Chicago, IL 60601
                                            and preferred stocks and         (Investment Adviser)
                                            convertible securities

                                                                             Optimum Investment Advisors, LLC
                                                                             100 South Wacker Drive, Suite 2100
                                                                             Chicago, IL 60606
                                                                             (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------
Calamos(R) Growth Fund         Class A      Long-term capital growth         Calamos(R) Advisors LLC.
                                                                             2020 Calamos Court
                                                                             Naperville, IL 60563
---------------------------------------------------------------------------------------------------------------------------
Calamos(R) Growth and          Class A      High long-term total return      Calamos(R) Advisors LLC.
Income Fund                                 through growth and current       2020 Calamos Court
                                            income                           Naperville, IL 60563
---------------------------------------------------------------------------------------------------------------------------
Calamos(R) High Yield Fund     Class A      Highest level of current income  Calamos(R) Advisors LLC.
                                            obtainable with reasonable       2020 Calamos Court
                                            risk, with a secondary           Naperville, IL 60564
                                            objective of capital gain
                                            where consistent with the
                                            Fund's primary objective
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation                        Long-term capital growth         The Dreyfus Corporation
Fund, Inc.                                                                   200 Park Avenue
                                                                             New York, NY 10166-0039
---------------------------------------------------------------------------------------------------------------------------
Dreyfus General                Class B      High level of current income as  The Dreyfus Corporation
Money Market Fund                           is consistent with preserving    200 Park Avenue
                                            capital                          New York, NY 10166-0039
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Midcap Value Fund                   To surpass the performance of    The Dreyfus Corporation
                                            the Russell Midcap Value Index   200 Park Avenue
                                                                             New York, NY 10166-0039
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Strategic Value        Class A      Capital appreciation             The Dreyfus Corporation
Fund                                                                         200 Park Avenue
                                                                             New York, NY 10166-0039
---------------------------------------------------------------------------------------------------------------------------
Dryden Small-Cap               Class A      Long-term capital appreciation   Quantitative Management Associates LLC
Core Equity                                                                  100 Mulberry Street
                                                                             Gateway Center 2
                                                                             Newark, NJ 07102-4056
---------------------------------------------------------------------------------------------------------------------------
Federated Bond                 Class A      Current income consistent with   Federated Investment Management Company
                                            preservation of capital          Federated Investors Tower
                                                                             1001 Liberty Avenue
                                                                             Pittsburgh, PA 15222-3779
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       59

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE             INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor            Class T      Capital appreciation             Fidelity Management & Research Company
Dividend Growth Fund                                                         82 Devonshire Street
                                                                             Boston, MA 02109-3605
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor            Class T      Above-average income and         Fidelity Management & Research Company
Real Estate Fund                            long-term capital growth,        82 Devonshire Street
                                            consistent with reasonable       Boston, MA 02109-3605
                                            investment risk
---------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Advisor            Class T      Capital appreciation             Fidelity Management & Research Company
Value Strategies Fund                                                        82 Devonshire Street
                                                                             Boston, MA 02109-3605
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Emerging         Service      Long-term growth of capital      Goldman Sachs Asset Management, L.P.
Markets Equity Fund                                                          32 Old Slip
                                                                             New York, NY 10005-3595
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Government       Service      High level of current income,    Goldman Sachs Asset Management, L.P.
Income Fund                                 consistent with safety of        32 Old Slip
                                            principal                        New York, NY 10005-3595
---------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH           Class S      Seeks long-term growth of        Janus Capital Management
Risk-Managed Core                           capital                          151 Detroit Street
                                                                             Denver, CO 80206-4805
---------------------------------------------------------------------------------------------------------------------------
Janus Adviser                  Class S      Seeks long-term growth of        Janus Capital Management
International Growth                        capital                          151 Detroit Street
                                                                             Denver, CO 80206-4805
---------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus           Class A      Long-term growth of capital      Jennison Associates, L.L.C.
                                                                             466 Lexington Avenue
                                                                             New York, NY 10017
---------------------------------------------------------------------------------------------------------------------------
Jennison Small Company         Class A      Capital growth                   Jennison Associates, L.L.C.
                                                                             466 Lexington Avenue
                                                                             New York, NY 10017
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman             NB Investor    Maximize total return through a  Neuberger Berman Management LLC
Core Bond                                   combination of income and        605 Third Avenue, 2nd Floor
                                            capital appreciation             New York, NY 10158-3698
                                                                             (Investment Adviser)

                                                                             Lehman Brothers Asset Management LLC
                                                                             190 S. LaSalle
                                                                             Chicago, IL 60603
                                                                             (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners      Advisor      Growth of capital                Neuberger Berman Management LLC
                                                                             605 Third Avenue, 2nd Floor
                                                                             New York, NY 10158-3698
                                                                             (Investment Adviser)

                                                                             Neuberger Berman, LLC
                                                                             605 Third Avenue, 2nd Floor
                                                                             New York, NY 10158-3698
                                                                             (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman               Trust      Long-term growth of capital by     Neuberger Berman Management LLC
Socially Responsive                       investing primarily in securities  605 Third Avenue, 2nd Floor of companies that meet the Fund's  New York, NY 10158-3698
                                          financial criteria and social      (Investment Adviser)
                                          policy
                                                                             Neuberger Berman, LLC
                                                                             605 Third Avenue, 2nd Floor
                                                                             New York, NY 10158-3698
                                                                             (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       60

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE             INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond (U.S.       Class R      Maximum total return,            Pacific Investment Management Company LLC
Dollar-Hedged) Fund                         consistent with preservation of  840 Newport Center Drive, Suite 100
                                            capital and prudent investment   Newport Beach, CA 92660-6398
                                            management
---------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Fund          Class A      Maximum total return,            Pacific Investment Management Company LLC
                                            consistent with preservation of  840 Newport Center Drive, Suite 100
                                            capital and prudent investment   Newport Beach, CA 92660-6398
                                            management
---------------------------------------------------------------------------------------------------------------------------
Royce Opportunity              Service      Long term growth of capital      Royce & Associates, LLC
                                                                             745 Fifth Avenue, Suite 2400
                                                                             New York, NY 10151
---------------------------------------------------------------------------------------------------------------------------
Royce Value                    Service      Long term growth of capital      Royce & Associates, LLC
                                                                             745 Fifth Avenue, Suite 2400
                                                                             New York, NY 10151
---------------------------------------------------------------------------------------------------------------------------
RS Technology                  Class A      Long-term capital appreciation   RS Investment Management Co. LLC
                                                                             388 Market Street
                                                                             San Francisco, CA 94111-5345

---------------------------------------------------------------------------------------------------------------------------
RS Value                       Class A      Long-term capital appreciation   RS Investment Management Co. LLC
                                                                             388 Market Street
                                                                             San Francisco, CA 94111-5345

---------------------------------------------------------------------------------------------------------------------------
Security Alpha                 Class A      Long-term growth of capital      Security Investors, LLC
Opportunity                                                                  One Security Benefit Place
                                                                             Topeka, KS 66636-0001
                                                                             (Investment Adviser)

                                                                             Security Global Investors, LLC
                                                                             801 Montgomery St., 2nd Floor
                                                                             San Francisco, CA 94113-5164
                                                                             (Sub-adviser)

                                                                             Mainstream Investment Advisers, LLC
                                                                             101 West Spring Street, Suite 401
                                                                             New Albany, IN 47150-3610
                                                                             (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------
Security Equity Fund(R)        Class A      Long-term growth of capital      Security Investors, LLC
                                                                             One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------
Security Global Fund           Class A      Long-term growth of capital      Security Investors, LLC
                                                                             One Security Benefit Place
                                                                             Topeka, KS 66636-0001
                                                                             (Investment Adviser)

                                                                             Security Global Investors, LLC
                                                                             801 Montgomery St., 2nd Floor
                                                                             San Francisco, CA 94113-5164
                                                                             (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------
Security High Yield Fund       Class A      High level of current income     Security Investors, LLC
                                                                             One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------
Security Large Cap Value       Class A      Long-term growth of capital      Security Investors, LLC
Fund                                                                         One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------
Security Mid Cap Growth        Class A      Capital appreciation             Security Investors, LLC
Fund                                                                         One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    61

--------------------------------------------------------------------------------

                            SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE             INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
Security Mid                   Class A      Long-term growth of capital      Security Investors, LLC
Cap Value Fund                                                               One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------
Security Select 25 Fund        Class A      Long-term growth of capital      Security Investors, LLC
                                                                             One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------
Security Small                 Class A      Long-term growth of capital      Security Investors, LLC
Cap Growth Fund                                                              One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------
Security U.S.                  Class A      High level of interest income    Security Investors, LLC
Intermediate Bond                           with security of principal       One Security Benefit Place
                                                                             Topeka, KS 66636-0001
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Capital          Advisor      Long-term capital appreciation   T. Rowe Price
Appreciation                                by investing primarily in        100 East Pratt Street
                                            common stocks.                   Baltimore, MD 21202-1090
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price                  Class R      Long-term capital growth and     T. Rowe Price
Growth Stock                                increasing dividend income       100 East Pratt Street
                                            through investing in common      Baltimore, MD 21202-1090
                                            stocks of well-established
                                            companies.
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Fund       Class A      Capital growth and income        Van Kampen Asset Management
                                            through investments in equity    522 Fifth Avenue
                                            securities, including common     New York, NY 10036
                                            stocks, preferred stocks and
                                            securities convertible into
                                            common and preferred stocks
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Equity              Class A      Highest possible income          Van Kampen Asset Management
and Income Fund                             consistent with safety of        522 Fifth Avenue
                                            principal. Long term growth of   New York, NY 10036
                                            capital is an important
                                            secondary objective
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Mid Cap             Class A      Capital growth                   Van Kampen Asset Management
Growth Fund                                                                  522 Fifth Avenue
                                                                             New York, NY 10036
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage          Class A      Long-term capital appreciation   Wells Fargo Funds Management, LLC
Growth Fund                                                                  525 Market Street, 12th Floor
                                                                             San Francisco, CA 94105
                                                                             (Investment Adviser)

                                                                             Wells Capital Management Incorporated
                                                                             525 Market Street, 10th Floor
                                                                             San Francisco, CA 94105
                                                                             (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo                    Class A      Total return comprised of        Wells Fargo Funds Management, LLC
Advantage Large Company                     long-term capital appreciation   525 Market Street, 12th Floor
Core Fund                                   and current income               San Francisco, CA 94105
                                                                             (Investment Adviser)

                                                                             Matrix Asset Advisors, Inc.
                                                                             747 Third Avenue
                                                                             New York, NY 10017
                                                                             (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    62

--------------------------------------------------------------------------------

                             SHARE CLASS
UNDERLYING FUND            (IF APPLICABLE)  INVESTMENT OBJECTIVE             INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage          Class A      Long-term capital appreciation   Wells Fargo Funds Management, LLC
Opportunity Fund                                                             525 Market Street, 12th Floor
                                                                             San Francisco, CA 94105
                                                                             (Investment Adviser)

                                                                             Wells Capital Management Incorporated
                                                                             525 Market Street, 10th Floor
                                                                             San Francisco, CA 94105
                                                                             (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage          Class A     Long-term capital appreciation     Wells Fargo Funds Management, LLC
Small Cap Value Fund                                                         525 Market Street, 12th Floor
                                                                             San Francisco, CA 94105
                                                                             (Investment Adviser)

                                                                             Wells Capital Management Incorporated
                                                                             525 Market Street, 10th Floor
                                                                             San Francisco, CA 94105
                                                                             (Sub-adviser)
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    63

                                NEA VALUEBUILDER
                   RETIREMENT INCOME DIRECTOR VARIABLE ANNUITY

                        SBL VARIABLE ANNUITY ACCOUNT XIV

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATE: MAY 1, 2009


                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT


                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the NEA Valuebuilder Retirement Income Director Variable Annuity dated May 1, 2009, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-NEA-VALU or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

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NEA 376A (R5-09)                                                     28-03764-01

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                                TABLE OF CONTENTS

                                                                            Page

GENERAL INFORMATION AND HISTORY..............................................  3
   Safekeeping of Assets.....................................................  3

ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA...........................  3

METHOD OF DEDUCTING THE RIDER CHARGE.........................................  3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS........  3
   Section 403(b)............................................................  3
   Roth 403(b)...............................................................  4
   Sections 408 and 408A.....................................................  4

PERFORMANCE INFORMATION......................................................  4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................  5

FINANCIAL STATEMENTS.........................................................  6

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GENERAL INFORMATION AND HISTORY
For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

ARRANGEMENTS WITH ENTITIES ASSOCIATED WITH THE NEA
The Contract may be offered in certain school districts pursuant to arrangements between the Company (and certain of its affiliates) and entities associated with the NEA. Neither the NEA nor MBC is a party to these arrangements.


The Company and its affiliates also made contributions to foundations related to NEA or its affiliates, including the NEA Foundation for the Improvement of Education and the Education Minnesota Foundation, in connection with charitable golf tournaments and other charitable events in 2008 in the amount of approximately $14,450. You may wish to take into account these arrangements, including any fees paid, when considering and evaluating any communications relating to the Contract.


METHOD OF DEDUCTING
THE RIDER CHARGE
The mortality and expense risk charge of 1.10%, and the administration charge of 0.15%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts the Rider charge and Investment Adviser charge on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Rider charge and Investment Adviser charge from this monthly dividend upon its reinvestment in the Subaccount. Each of the Rider charge and Investment Adviser charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Rider charge and Investment Adviser charge. Your Contract Value will be reduced in the amount of the Rider charge and Investment Adviser Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Rider Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Rider Charge and the Investment Adviser charge for that Subaccount; provided that the Company will not deduct any Rider Charge or Investment Adviser charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

Because the Rider terminates automatically on the Annuity Start Date, no Rider Charge or Investment Adviser charge will be deducted after the Annuity Start Date, and the mortality and expense risk charge after that date is 1.25%, on an annual basis, under Annuity Options 1 through 4, 7 and 8. With respect to Annuity Options 5 and 6, the annual mortality and expense risk charge will remain at 1.10% after the Annuity Start Date. This charge is factored into the annuity unit values on each Valuation Date.

LIMITS ON PURCHASE PAYMENTS
PAID UNDER TAX-QUALIFIED
RETIREMENT PLANS
SECTION 403(B) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g), and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to

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these annual limits. The maximum exclusion allowance (MEA) limit under Section
403(b)(2) of the Code was repealed effective in 2002.


Section 402(g) generally limits an employee's annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for the 2009 tax year. The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2009 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.


The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.


Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally the Section 415(c) limit for 2009 is the lesser of (i) $49,000, or
(ii) 100% of the employee's annual compensation.

ROTH 403(B) -- Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a "qualifying distribution." Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions--$16,500 in 2009 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a "qualified employer." Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $16,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $8,500 in contributions to a traditional 403(b) contract in the same year.


SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or $5,000.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION
Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Dreyfus General Money Market Subaccount, and the average annual total return and the total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Dreyfus General Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base

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                                       4

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period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Dreyfus General Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of yield for the Subaccounts, other than the Dreyfus General Money Market Subaccount, will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

YIELD    = 2[(a-b + 1)(6) - 1]
              ---
              cd

where    a = net investment income earned during the period by the Underlying
             Fund attributable to shares owned by the Subaccount,

         b = expenses accrued for the period (net of any reimbursements),

         c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per Accumulation Unit on the last day of the period.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date, and reflect the deduction of the mortality and expense risk charge of 1.10%, the administration charge of 0.15%, the current Rider Charge of 0.43%, the current Investment Adviser charge of 0.12% and the contingent deferred sales charge.

Other total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge. The contingent deferred sales charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main


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St. Suite 2500, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS
The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008 and the financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008, are set forth herein, following this section.


The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


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                                       6

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                CONSOLIDATED FINANCIAL STATEMENTS

                Security Benefit Life Insurance Company and Subsidiaries (An Indirect Wholly Owned Subsidiary of Security Benefit Mutual Holding Company)
                Years Ended December 31, 2008, 2007, and 2006
                With Report of Independent Registered Public
                Accounting Firm

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2008, 2007, and 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ....................   1

Audited Consolidated Financial Statements

Consolidated Balance Sheets ................................................   2
Consolidated Statements of Operations ......................................   4
Consolidated Statements of Changes in Stockholder's Equity .................   5
Consolidated Statements of Cash Flows ......................................   6
Notes to Consolidated Financial Statements .................................   8

[LOGO] ERNST & YOUNG                                ERNST & YOUNG LLP
                                                    One Kansas City Place
                                                    1200 Main Street, Suite 2500
                                                    Kansas City, Missouri 64105

                                                    Tel: 816 474 5200
                                                    www.ey.com

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2008 and 2007, and the related consolidated statements of operations, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2007 in response to new accounting standards, the Company changed its methods of accounting for certain financial statement items.

                                                               Ernst & Young LLP

April 20, 2009

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                     Security Benefit Life Insurance Company
                                and Subsidiaries

                           Consolidated Balance Sheets

                                                            DECEMBER 31
                                                        2008           2007
                                                    ----------------------------
                                                          (In Thousands)
ASSETS
Investments:
   Securities available-for-sale:
      Bonds                                         $  2,901,807   $  3,902,876
      Equity securities                                   82,252         98,379
   Notes receivable from affiliate                       740,239         40,000
   Bonds held-to-maturity                                 26,108         30,461
   Mutual funds                                                -         12,912
   Officer mortgage loans                                 12,642              -
   Policy loans                                          121,838        124,794
   Cash and cash equivalents                             211,333         99,915
   Short-term investments                                      -        536,296
   Other invested assets                                  42,690         66,875
                                                    ----------------------------
Total investments                                      4,138,909      4,912,508

Accrued investment income                                 32,696         39,105
Collateral held for securities lending                    50,586        105,270
Accounts receivable                                       28,549         61,159
Income taxes receivable                                      773              -
Deferred income taxes                                     16,079              -
Reinsurance recoverable                                  519,746        494,414
Property and equipment, net                               53,594         59,448
Deferred policy acquisition costs                        377,361        354,692
Deferred sales inducement costs                           97,778        118,887
Goodwill and other intangible assets                           -          3,156
Other assets                                              49,915        107,380
Separate account assets                                4,507,767      6,939,072
                                                    ----------------------------
Total assets                                        $  9,873,753   $ 13,195,091
                                                    ============================

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                                                            DECEMBER 31
                                                         2008          2007
                                                    ----------------------------
                                                           (In Thousands,
                                                        Except Share Amounts)
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Bonds                                            $  4,921,541   $  5,308,171
   Policy and contract claims                              4,058          4,165
   Other policyholder funds                               17,781         18,093
   Accounts payable and accrued expenses                  63,926         27,756
   Income taxes payable                                        -          4,060
   Deferred income tax liability                               -         50,933
   Long-term debt                                        150,000        150,000
   Mortgage debt                                          40,549         42,334
   Securities lending obligation                          50,586        105,270
   Other liabilities                                      19,524         30,036
   Separate account liabilities                        4,507,767      6,939,072
                                                    ----------------------------
Total liabilities                                      9,775,732     12,679,890

Stockholder's equity:
   Common stock, $10 par value, 1,000,000 shares
      authorized, 700,000 issued and outstanding           7,000          7,000
   Additional paid-in capital                             87,627         66,936
   Accumulated other comprehensive loss                 (189,591)      (198,321)
   Retained earnings                                     192,985        639,586
                                                    ----------------------------
Total stockholder's equity                                98,021        515,201

                                                    ----------------------------
Total liabilities and stockholder's equity          $  9,873,753   $ 13,195,091
                                                    ============================

See accompanying notes.

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                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Operations

                                                           YEAR ENDED DECEMBER 31
                                                     2008           2007           2006
                                                 -------------------------------------------
                                                               (In Thousands)
Revenues:
   Insurance premiums and other considerations   $      3,887   $      8,047   $      7,689
   Asset-based fees                                   211,546        168,107        156,151
   Bonds                                               54,278         42,997         41,023
   Net investment income                              259,436        282,335        268,961
   Net realized/unrealized gains (losses)            (411,469)       (14,350)         2,542
   Transfer fee income                                 24,551          4,040          4,014
   Third-party administrative income                   13,593         11,217              -
   Other revenues                                      52,243         37,459         21,840
                                                 -------------------------------------------
Total revenues                                        208,065        539,852        502,220

Benefits and expenses:
   Annuity benefits:
      Interest credited to account balances           168,408        204,983        199,383
      Benefits in excess of account balances            9,207         31,607         34,130
   Traditional life insurance benefits                 (1,088)           313           (704)
   Other benefits                                      86,724          2,694         (4,077)
                                                 -------------------------------------------
   Total benefits                                     263,251        239,597        228,732

   Commissions and other operating expenses           261,826        164,904        131,624
   Amortization of deferred policy acquisition
      costs                                            99,805         76,313         59,136
   Interest expense                                    16,818         15,670         14,862
   Other expenses                                       3,792          9,809          9,887
                                                 -------------------------------------------
Total benefits and expenses                           645,492        506,293        444,241
                                                 -------------------------------------------

Income before income tax expense (benefit)           (437,427)        33,559         57,979
Income tax expense (benefit)                          (14,040)        (5,736)        10,674
                                                 -------------------------------------------
Net income (loss)                                $   (423,387)  $     39,295   $     47,305
                                                 ===========================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

           Consolidated Statements of Changes in Stockholder's Equity

                                                                          ACCUMULATED
                                                           ADDITIONAL        OTHER
                                              COMMON        PAID-IN      COMPREHENSIVE     RETAINED
                                               STOCK        CAPITAL      INCOME (LOSS)     EARNINGS         TOTAL
                                           --------------------------------------------------------------------------
                                                                           (In Thousands)
Bonds                                      $      7,000   $     43,631   $      (2,963)  $    645,519   $    693,187
   Change in reporting entity (Note 1)                -         19,305               -         (4,506)        14,799
   Capital contribution from parent                   -          3,000               -              -          3,000
   Comprehensive income:
      Net income                                      -              -               -         47,305         47,305
      Other comprehensive loss, net                   -              -         (18,968)             -        (18,968)
                                                                                                        ------------
   Comprehensive income                                                                                       28,337
   Dividends paid                                     -              -               -        (40,000)       (40,000)
                                           --------------------------------------------------------------------------
Balance at December 31, 2006                      7,000         65,936         (21,931)       648,318        699,323
   Capital contribution from parent                   -          1,000               -              -          1,000
   Change in accounting for income taxes              -              -               -         (1,327)        (1,327)
   Comprehensive loss:
      Net income                                      -              -               -         39,295         39,295
      Other comprehensive loss, net                   -              -        (176,390)             -       (176,390)
                                                                                                        ------------
   Comprehensive loss                                                                                       (137,095)
   Dividends paid                                     -              -               -        (46,700)       (46,700)
                                           --------------------------------------------------------------------------
Balance at December 31, 2007                      7,000         66,936        (198,321)       639,586        515,201
   Capital contribution from parent                   -         22,691               -              -         22,691
   Return of capital to SBC                           -         (2,000)              -              -         (2,000)
   Comprehensive loss:
      Net loss                                        -              -               -       (423,387)      (423,387)
      Other comprehensive income, net                 -              -           8,730           (414)         8,316
                                                                                                        ------------
   Comprehensive loss                                                                                       (415,071)
   Dividends paid                                     -              -               -        (22,800)       (22,800)
                                           --------------------------------------------------------------------------
Balance at December 31, 2008               $      7,000   $     87,627   $    (189,591)  $    192,985   $     98,021
                                           ==========================================================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                      Consolidated Statements of Cash Flows

                                                                           YEAR ENDED DECEMBER 31
                                                                    2008            2007            2006
                                                                ---------------------------------------------
                                                                               (In Thousands)
OPERATING ACTIVITIES
Net income (loss)                                               $   (423,387)   $     39,295    $     47,305
   Adjustments to reconcile net income (loss) to net cash and
      Bonds
      Net realized/unrealized capital (gains) losses                 411,469          14,350          (2,542)
      Depreciation and amortization                                   13,717           4,762           4,681
      Amortization of investment premiums and discounts                1,879          (1,997)         10,137
      Annuity and interest-sensitive life products -
         interest credited to account balances                       168,408         204,983         199,383
      Policy acquisition costs deferred                              (45,710)        (82,216)        (87,796)
      Amortization of deferred policy acquisition costs               99,805          76,313          59,136
      Sales inducement costs deferred                                 (5,070)        (32,978)        (36,838)
      Amortization of sales inducement costs                          26,179          17,185          13,234
      Net sales of mutual funds, trading                              16,230               -           9,018
      Other changes in operating assets and liabilities               80,734         (64,505)          4,634
                                                                ---------------------------------------------
Net cash and cash equivalents provided by operating
   activities                                                        344,254         175,192         220,352

INVESTING ACTIVITIES
Sales, maturities, or repayments of investments:
   Bonds available-for-sale                                          572,416         958,728         524,353
   Equity securities available-for-sale                               16,236          82,054           2,815
   Bonds held-to-maturity                                              4,331           3,585           3,332
   Mutual funds, other than trading                                        -               -          35,270
   Other invested assets                                              65,669          45,138           2,890
                                                                ---------------------------------------------
                                                                     658,652       1,089,505         568,660
Acquisitions of investments:
   Bonds available-for-sale                                          (80,945)       (330,821)       (515,608)
   Equity securities available-for-sale                              (14,841)        (17,612)        (14,654)
   Mutual funds, other than trading                                        -               -            (793)
   Note receivable                                                  (250,000)              -               -
   Other invested assets                                             (56,674)        (11,907)        (24,537)
                                                                ---------------------------------------------
                                                                    (402,460)       (360,340)       (555,592)

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                Consolidated Statements of Cash Flows (continued)

                                                                           YEAR ENDED DECEMBER 31
                                                                     2008           2007            2006
                                                                ---------------------------------------------
                                                                               (In Thousands)
Net sales (purchases) of property and equipment                 $        288    $     (3,748)   $     (1,636)
Net purchases of goodwill and intangible assets                            -          (3,176)              -
Net sales (purchases) of short-term investments                      537,803        (520,480)        (33,582)
Net (increase) decrease in policy loans                                2,956           1,200          (5,532)
Purchase of subsidiary, net of cash acquired                        (428,640)              -               -
Sale of subsidiaries, net of cash transferred                        (44,125)              -               -
                                                                ---------------------------------------------
Net cash and cash equivalents provided by (used in)
   investing activites                                               324,474         202,961         (27,682)

FINANCING ACTIVITIES
Payments on mortgage debt                                             (1,785)         (1,670)         (1,562)
Capital contribution from parent                                      10,000           1,000           3,000
Dividends paid                                                       (22,800)        (46,700)        (40,000)
Distribution to minority interest owner in excess of earnings        (12,751)              -               -
Distribution to parent                                                (2,000)              -               -
Proceeds from business owned life insurance loan                      56,000               -               -
Cash received on reinsurance of block of business                          -         105,083               -
Deposits to annuity account balances                                 183,122         607,083         554,400
Withdrawals from annuity account balances                           (767,096)     (1,021,142)       (727,941)
                                                                ---------------------------------------------
Net cash and cash equivalents used in financing activities          (557,310)       (356,346)       (212,103)
                                                                ---------------------------------------------

Increase (decrease) in cash and cash equivalents                     111,418          21,807         (19,433)
Cash and cash equivalents at beginning of year                        99,915          78,108          97,541
                                                                ---------------------------------------------
Cash and cash equivalents at end of year                        $    211,333    $     99,915    $     78,108
                                                                =============================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid (recovered) during the year for:
   Interest                                                     $     16,636    $     15,584    $     14,846
                                                                =============================================

   Income taxes                                                 $      4,243    $     (1,918)   $     (3,698)
                                                                =============================================

See accompanying notes.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

                   Notes to Consolidated Financial Statements

                                December 31, 2008

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, mutual funds, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels and act as a third-party administrator in the servicing of financial services products. The Company's subsidiary, Security Distributors, Inc. (SDI) is registered as a broker/dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority (FINRA).

The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company. In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

BASIS OF PRESENTATION

On January 17, 2008, the Company acquired a 60.5% ownership interest in Rydex Holdings, LLC (RHLLC) and its subsidiaries, PADCO Advisors, Inc., PADCO Advisors II, Inc. and subsidiaries, Rydex Fund Services, Inc., and Rydex Distributors, Inc. (see Note 10). RHLLC, Security Global Investors (SGI), and the Company's 90% interest in Security Investors (SI) were sold to SBC on December 30, 2008 (see Note 16). The consolidated financial statements for the period ended December 31, 2008, include the operations of the Company and its divested subsidiaries SI, SGI, and RHLLC, as well as the operations of SDI, which was contributed to the Company on December 31, 2008, by SBC. The balance sheet as of December 31, 2008, does not include balances associated with the divested subsidiaries. Minority interest amounts held by SBC of $760,000 in the net income of SI and $2,428,000 in the net loss of RHLLC are included in consolidated other expenses for the year ended December 31, 2008. Significant intercompany accounts and transactions have been eliminated in consolidation.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The consolidated financial statements for the periods ended December 31, 2007 and December 31, 2006, include the operations and accounts of the Company and its subsidiaries, SI, SGI (see Note 10), and SDI. The Company's ownership of SI was 90% at December 31, 2007 and 2006. Minority interest amounts held by SBC of $1,582,000 and $1,593,000 and $362,000 and $241,000 in the net income and members' equity of SI are included in consolidated other expenses and other liabilities for the years ended December 31, 2007 and 2006, respectively.

USE OF ESTIMATES

The preparation of consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs and deferred sales inducement costs, calculation of liabilities for future policy benefits, and the calculation of income taxes and the recognition of deferred tax assets and liabilities. Management believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. However, actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement of Financial Accounting Standards (SFAS) No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company adopted FIN 48 as of January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In September 2005, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position (SOP) 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-01 provides clarifying guidance on accounting for deferred acquisition costs (DAC) and deferred sales inducement costs (DSIC) associated with an insurance or annuity contract that is significantly modified or internally replaced with another contract. Prior to the adoption, the Company accounted for many of these transactions as contract continuations and continued amortizing existing DAC and DSIC against revenue from the new or modified contract. Effective January 1, 2007, the Company adopted SOP 05-01 and these transactions are now being prospectively accounted for as contract terminations. Consistent with this, the Company now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-01, the Company did not record any cumulative change in accounting principle, and it did not result in a material increase to DAC and DSIC amortization.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments. SFAS No. 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SFAS No. 155 permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that would otherwise require bifurcation, if the holder irrevocably elects to account for the whole instrument on a fair value basis, and clarifies various aspects of SFAS No. 133 and SFAS No. 140 relating to derivative financial instruments and qualifying special-purpose entities holding derivative financial instruments. The Company adopted SFAS No. 155 as of January 1, 2007. The effect of adopting SFAS No. 155 was not material.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value that will result in greater consistency and comparability among financial statements prepared under GAAP. SFAS No. 157 also establishes a fair value hierarchy that gives highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs and requires fair value measurements to be separately disclosed by level within the hierarchy. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company adopted SFAS No. 157 as of January 1, 2008. The adoption of SFAS No. 157 did not have a material impact on the financial statements.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective of SFAS No. 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS No. 159 requires entities to report unrealized gains and losses on items for which the fair value option has been elected in earnings at each subsequent reporting date. SFAS No. 159 also establishes presentation and disclosure requirements. SFAS No. 159 was effective January 1, 2008, for the Company. The Company has elected not to utilize the fair value option provided by SFAS No. 159.

In May 2008, the FASB issued SFAS No. 162, The Heirarchy of Generally Accepted Acccounting Principles. SFAS No. 162 identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements. This statement was effective 60 days following September 16, 2008, the date of the SEC's approval of the Public Company Accounting Oversight Board (PCAOB) amendments to AU Section 411, The Meaning of Present Fairly in Conformity of Generally Accepted Accounting Principles. The Company adopted SFAS No. 162 in 2008, and it did not have a material impact on the financial statements.

In April 2009, the FASB issued FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with SFAS No. 157 and emphasizes that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. Management is still evaluating the impact that this guidance will have on the consolidated financial statements.

In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments. FSP FAS 115-2 and FAS 124-2 amends the other-than-temporary guidance in U.S. GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure requirements of other-than-temporary impairments on

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

debt and equity securities. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. FSP FAS 115-2 and FAS 124-2 is effective for interim and annual periods ending after June 15, 2009. Management is still evaluating the impact that this guidance will have on the consolidated financial statements.

INVESTMENTS

Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Equity securities include nonaffiliated mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities are classified as available-for-sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Mutual funds include affiliated mutual funds and seed money investments. Mutual funds are classified as trading or handled under the equity method and carried at fair value, with changes in fair value reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized capital gains and losses related to trading securities, other-than-temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/ unrealized capital gains (losses) in the consolidated statements of operations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policy loans are reported at unpaid principal.

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $42.4 million and $35.2 million at December 31, 2008 and 2007, respectively. During 2008, 2007, and 2006, the Company included $4.3 million, $2.0 million, and $4.8 million, respectively, in net investment income representing the Company's share of current year net income of the unconsolidated entities.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

In 2005, the Company entered into an agreement to make certain securities available to be loaned. Securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral provided as necessary. The Company accepts collateral that can be sold or repledged. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities is recorded in the Company's consolidated balance sheets.

DERIVATIVES

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument. Changes in fair value of the derivative financial instruments are either recognized periodically in income or in stockholder's equity as a component of other comprehensive income or loss depending on whether the derivative financial instrument qualifies

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income or loss net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are included in deferred sales inducement costs in the consolidated balance sheet. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 7.5% for 2009, 11.5% for the years 2010 through 2012, and 8.5% thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income or loss net of applicable income taxes.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED SELLING COMMISSIONS

The Company defers certain costs, principally sales commissions, paid to broker/dealers in connection with the sale of certain shares of affiliated mutual funds and variable annuity products with distribution fees and contingent deferred sales charges or redemptions fees. These deferred costs are amortized based on the revenue stream of contingent deferred sales charges or redemption fees and distribution fees and are included in deferred policy acquisition costs in the consolidated balance sheets.

GOODWILL AND OTHER INTANGIBLE ASSETS

In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, intangible assets meeting certain criteria are recognized apart from goodwill. SFAS No. 142 prohibits the amortization of goodwill and intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Additionally, the Company assesses whether its goodwill and indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

PROPERTY AND EQUIPMENT

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and related systems, are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of property and equipment at cost less accumulated depreciation at December 31:

                                                      2008              2007
                                                  ------------------------------
                                                          (In Thousands)

Land                                              $        450      $        450
Land improvements                                          539               539
Data processing equipment                                  417               515
Computer software                                       18,912            19,607
Other                                                      617               540
Building                                                53,455            54,978
Furniture                                                7,450             7,394
                                                  ------------------------------
                                                        81,840            84,023
Less accumulated depreciation                           28,246            24,575
                                                  ------------------------------
                                                  $     53,594      $     59,448
                                                  ==============================

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB, while others are reimbursed to the Company. Expected future minimum rents to be received from the FHLB at December 31, 2008, related to the noncancelable portion of the lease are $955,000 annually for years 2009 through 2013 and $3,264,000 thereafter.

BUSINESS OWNED LIFE INSURANCE

The Company has invested in business owned life insurance. The investment is carried in other assets at net policy value of $26,500,000 and $78,350,000 at December 31, 2008 and 2007, respectively, with the change in value of $4,083,000, $4,261,000, and $3,390,000 for 2008, 2007, and 2006, respectively, recorded in other revenues. In June 2008, a $56,000,000 loan was taken out against the policy with an outstanding principal loan amount as of December 31, 2008 of $55,819,000. Interest expense of $1,947,000 related to the policy loan was paid in 2008. The

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

loan has a variable interest rate that is reset annually at the policy anniversary date of November 21, which was 6.42% as of November 21, 2008. The Company has discretion as to whether or not to make interest and principal payments as long as earnings from the net policy value are sufficient to pay policy loan interest and cost of insurance charges under the policy.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 2% to 10% during 2008, from 2.8% to 10% during 2007, and from 2.75% to 15% during 2006.

Policy reserves and annuity account values also include funding agreements of $1,345,486,466 and $1,523,333,096 at December 31, 2008 and 2007, respectively, classified as life-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the debt the right to call the outstanding principal and interest if certain adverse conditions exist.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of operations as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

RECOGNITION OF REVENUES

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Some of the Company's policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

Commissions, support, and distribution fees include point-of-sale fees (e.g., front-load mutual fund or variable annuity fees) and asset-based fees (e.g., 12b-1 fees) that are generally based on a contractual fee as a percentage of assets and recognized when earned, which is generally upon receipt. Additionally, distribution fees also include fees received under marketing support arrangements for sales of mutual funds of other companies. These fees are accrued and paid on a monthly basis based on contractual agreements. Revenue sharing fees represent amounts accrued under agreements with both affiliated and unaffiliated mutual funds.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company provides transfer agency, portfolio accounting, and other services to affiliated mutual funds. The Company receives fees for these services based on an annual percentage of average daily net assets of these funds. These revenues are recognized as services are provided.

Revenue from third-party administration of financial services products is recorded as services are performed. Revenue on conversion contracts, which are short term in nature, is recognized using the percentage of completion method based on costs incurred. Any anticipated losses on conversion contracts are charged to earnings when identified.

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2008 or 2007.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

CORPORATE REORGANIZATION

The financial statements for the years ended December 31, 2007 and 2006, include the accounts and operations of SDI in accordance with SFAS No. 141, Business Combinations. SDI was contributed to SBL from SBC on December 31, 2008 (see Note
16). Under SFAS No. 141, the receiving entity of the transferred equity interest, in an exchange between entities under common control, should report results of operations as if the transfer occurred at the beginning of the period presented and prior years should be restated to furnish comparative information. In accordance with this guidance, SDI has been included in the consolidated financial statements of the Company for all periods presented. The effect of this change on 2006 net income and stockholder's equity was a decrease of $17,000 and an increase of $17,782,000, respectively. The effect of this change on 2007 net income and stockholder's equity was an increase of $83,000 and $18,865,000, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2008 and 2007, is as follows:

                                                         DECEMBER 31, 2008
                                   ---------------------------------------------------------------
                                                         GROSS           GROSS
                                      AMORTIZED        UNREALIZED      UNREALIZED       FAIR
                                        COST             GAINS           LOSSES         VALUE
                                   ---------------------------------------------------------------
                                                           (In Thousands)
AVAILABLE-FOR-SALE
Bonds:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations
     and agencies                  $       24,097    $       1,692    $        32  $       25,757
   Corporate securities                 1,264,682            7,525        161,551       1,110,656
   Mortgage-backed securities           1,537,097           28,606         43,877       1,521,826
   Asset-backed securities                429,623               75        186,130         243,568
                                   ---------------------------------------------------------------
Total bonds                        $    3,255,499    $      37,898    $   391,590  $    2,901,807
                                   ===============================================================

Equity securities                  $       92,028    $           5    $     9,781  $       82,252
                                   ===============================================================

HELD-TO-MATURITY
Bonds:
   Corporate securities            $       26,108    $       1,772    $     2,561  $       25,319
                                   ===============================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

                                                         DECEMBER 31, 2007
                                   ---------------------------------------------------------------
                                                         GROSS           GROSS
                                      AMORTIZED        UNREALIZED      UNREALIZED       FAIR
                                        COST             GAINS           LOSSES         VALUE
                                   ---------------------------------------------------------------
                                                           (In Thousands)
AVAILABLE-FOR-SALE
Bonds:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations
     and agencies                  $      138,702    $         714    $       404  $      139,012
   Corporate securities                 2,191,264           19,017        225,425       1,984,856
   Mortgage-backed securities           1,665,952            7,190         15,984       1,657,158
   Asset-backed securities                147,767              640         26,557         121,850
                                   ---------------------------------------------------------------
Total bonds                        $    4,143,685    $      27,561    $   268,370  $    3,902,876
                                   ===============================================================

Equity securities                  $      100,840    $         591    $     3,052  $       98,379
                                   ===============================================================

HELD-TO-MATURITY
Bonds:
   Obligations of states and
     political subdivisions        $        1,273    $           -    $        22  $        1,251
   Corporate securities                    29,188            1,942            139          30,991
                                   ---------------------------------------------------------------
Total bonds                        $       30,461    $       1,942    $       161  $       32,242
                                   ===============================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                AVAILABLE-FOR-SALE             HELD-TO-MATURITY
                                          ----------------------------------------------------------
                                            AMORTIZED          FAIR        AMORTIZED        FAIR
                                              COST            VALUE          COST          VALUE
                                          ----------------------------------------------------------
                                                               (In Thousands)
Due in one year or less                   $      43,284   $      39,463   $     2,393   $     2,394
Due after one year through five years           613,079         572,792         9,000         6,746
Due after 5 years through 10 years              259,261         231,104        14,715        16,179
Due after 10 years                              373,155         293,054             -             -
Mortgage-backed securities                    1,537,097       1,521,826             -             -
Asset-backed securities                         429,623         243,568             -             -
                                          ----------------------------------------------------------
                                          $   3,255,499   $   2,901,807   $    26,108   $    25,319
                                          ==========================================================

For fixed maturities and equity securities with unrealized losses as of December 31, 2008 and 2007, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

                                                                 DECEMBER 31, 2008
                                   ------------------------------------------------------------------------------
                                                              GREATER THAN OR EQUAL
                                     LESS THAN 12 MONTHS           TO 12 MONTHS
                                   -------------------------------------------------
                                                   GROSS                     GROSS        TOTAL      TOTAL GROSS
                                    CARRYING    UNREALIZED    CARRYING    UNREALIZED     CARRYING     UNREALIZED
                                     AMOUNT       LOSSES       AMOUNT       LOSSES        AMOUNT        LOSSES
                                   ------------------------------------------------------------------------------
                                                                   (In Thousands)
Fixed maturities,
   available-for-sale:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                      $    4,759   $       32   $        -   $        -   $     4,759   $       32
   Corporate securities               421,630       43,736      460,265      117,815       881,895      161,551
   Mortgage-backed securities         191,301       23,987       82,367       19,890       273,668       43,877
   Asset-backed securities             22,662        2,663      377,054      183,467       399,716      186,130
                                   ------------------------------------------------------------------------------
Total fixed maturities,
   available-for-sale              $  640,352   $   70,418   $  919,686   $  321,172   $ 1,560,038   $  391,590
                                   ==============================================================================

Total equity securities,
   available-for-sale              $        -   $        -   $   23,123   $    9,781   $    23,123   $    9,781
                                   ==============================================================================

Fixed maturities,
   held-to-maturity                $   10,181   $    2,267   $    2,645   $      294   $    12,826   $    2,561
                                   ==============================================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

                                                                 DECEMBER 31, 2007
                                   ------------------------------------------------------------------------------
                                                              GREATER THAN OR EQUAL
                                     LESS THAN 12 MONTHS           TO 12 MONTHS
                                   -------------------------------------------------
                                                   GROSS                     GROSS         TOTAL     TOTAL GROSS
                                    CARRYING    UNREALIZED    CARRYING    UNREALIZED     CARRYING     UNREALIZED
                                     AMOUNT       LOSSES       AMOUNT       LOSSES        AMOUNT        LOSSES
                                   ------------------------------------------------------------------------------
                                                                   (In Thousands)
Fixed maturities,
  available-for-sale:
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                      $        -   $        -   $   74,995   $      404   $    74,995   $       404
   Corporate securities               843,820      172,620      613,805       52,805     1,457,625       225,425
   Mortgage-backed securities         295,137        4,692      778,624       11,292     1,073,761        15,984
   Asset-backed securities             64,159       16,763       56,038        9,795       120,197        26,558
                                   ------------------------------------------------------------------------------
Total fixed maturities,
   available-for-sale              $1,203,116   $  194,075   $1,523,462   $   74,296   $ 2,726,578   $   268,371
                                   ==============================================================================

Total equity securities,
   available-for-sale              $        -   $        -   $   22,302   $    3,052   $    22,302   $     3,052
                                   ==============================================================================

Fixed maturities,
   held-to-maturity                $   11,105   $      139   $    1,260   $       22   $    12,365   $       161
                                   ==============================================================================

As of December 31, 2008, the Company held $1,560.0 million in available-for-sale fixed maturity securities with unrealized losses of $391.6 million. The Company's portfolio consists of fixed maturity securities where 82% are investment grade (rated AAA through BBB-) with an average price of $81 (carrying value/amortized cost).

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds 135 securities with a carrying value of $640.4 million and unrealized losses of $70.4 million reflecting an average price of $90. Of this portfolio, 80% were investment grade (rated AAA through BBB-) at December 31, 2008. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. At present, the Company cannot ascertain as to the duration of the current market conditions and the resulting impact on such positions but believes these losses to be temporary.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds 225 securities with a carrying value of $919.7 million and unrealized losses of $321.2 million. Of this portfolio, 83% were investment grade (rated AAA through BBB-) at December 31, 2008.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) the Company's ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent the Company determines that a security is deemed other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

At December 31, 2008, the Company identified certain invested assets that have characteristics (i.e., significant unrealized losses compared to book value) creating uncertainty as to the future assessment of other-than-temporary impairments, which are listed below by the length of time these invested assets have been in an unrealized loss position. This list is referred to as the watch list, and its related unrealized losses are presented below:

                                                DECEMBER 31, 2008
                                     ----------------------------------------
                                      AMORTIZED     UNREALIZED    ESTIMATED
                                         COST          LOSS       FAIR VALUE
                                     ----------------------------------------
                                                 (In Thousands)
Less than 12 months:
   Corporate securities              $    13,512   $     4,585   $     8,927
   Asset-backed securities                67,844        12,472        55,372
   Equities                                  300             -           300
                                     ----------------------------------------
                                          81,656        17,057        64,599

Greater than 12 months:
   Corporate securities                    2,499         1,587           912
   Asset-backed securities                 1,630           528         1,102
                                     ----------------------------------------
                                           4,129         2,115         2,014
                                     ----------------------------------------
Total                                $    85,785   $    19,172   $    66,613
                                     ========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

The watch list includes 62 securities, of which 3 have been on the list for over 12 months. The combined fair value of the watch list securities was 78% of book value. Formal operating procedures relevant to the testing for impairment of asset-backed securities are followed when evaluating these holdings. Economic conditions, liquidity, cash flow, collateral sufficiency, and stable to improving operating performance are factors in analyzing such securities. Being current as to principal and interest are also factors considered in concluding if other-then-temporary impairment charges are necessary. Cash flow testing based on default and recovery rate assumptions is performed on securities that are deemed necessary due to market values and/or credit ratings. Upon review of the analysis and discussion, an exercise of judgment to determine the weight given to each factor and its influence on the security is performed to determine if a reduction in principal should occur. At present, the Company has concluded for each of the securities on the watch list that it has the intent and ability to hold the securities for a period of time sufficient to allow for a recovery in fair value.

Major categories of net investment income for the years ended December 31, 2008, 2007, and 2006, are summarized as follows:

                                         2008            2007          2006
                                     -------------------------------------------
                                                     (In Thousands)
Interest on bonds                    $    196,538   $    254,298   $    259,507
Dividends on equity securities              3,875          5,550          4,648
Dividends on mutual funds                     161          2,038          3,387
Interest on policy loans                    6,104          6,215          6,053
Interest on short-term investments          6,263         10,607          4,133
Other                                      54,896         12,014         (1,006)
                                     -------------------------------------------
Total investment income                   267,837        290,722        276,722

Less investment expenses                    8,401          8,387          7,761
                                     -------------------------------------------
Net investment income                $    259,436   $    282,335   $    268,961
                                     ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Proceeds from sales of bonds and equity securities available-for-sale and realized gains and losses on bonds for the years ended December 31, 2008, 2007, 2006, are as follows:

                                                           2008           2007           2006
                                                       -------------------------------------------
                                                                     (In Thousands)
Proceeds from sales                                    $    256,385   $    726,782   $    285,955
Gross realized gains                                          2,524          7,536          3,604
Gross realized losses                                         7,917          3,996          2,030

Net realized/unrealized gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2008, 2007, and 2006, consist of the following:

                                                           2008           2007           2006
                                                       -------------------------------------------
                                                                      (In Thousands)
Realized gains (losses):
   Bonds                                               $     (5,393)  $      3,540   $      1,574
   Mutual funds - trading                                       552              -              -
   Other invested assets                                       (473)             -              -
   Other                                                        (19)             -              3
                                                       -------------------------------------------
Total realized gains (losses)                                (5,333)         3,540          1,577

Impairments:
   Other-than-temporary impairment of
     available-for-sale bonds                              (387,958)       (20,345)             -
   Other-than-temporary impairment of
     available-for-sale equities                             (7,893)             -              -
   Rydex trade name impairment                               (7,300)             -              -
                                                       -------------------------------------------
Total impairments                                          (403,151)       (20,345)             -

Holding gains (losses):
   Mutual funds - other than trading                        (11,198)         2,240          1,883
                                                       -------------------------------------------
Total holding gains (losses)                                (11,198)         2,240          1,883
                                                       -------------------------------------------
                                                           (419,682)       (14,565)         3,460
Related impact on deferred policy acquisition costs           8,213            215           (918)
                                                       -------------------------------------------
Net realized/unrealized capital gains (losses)         $   (411,469)  $    (14,350)  $      2,542
                                                       ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

There were no outstanding agreements to sell securities at December 31, 2008 or 2007.

At December 31, 2008, the Company had securities pledged with market value of approximately $1.4 billion (unrealized losses of approximately $8.6 million) as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 14), and the home office building (see Note 15).

At December 31, 2008, bonds available-for-sale with a carrying amount of $3.9 million were held in joint custody with the various state insurance departments to comply with statutory regulations.

DERIVATIVE INSTRUMENTS

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

Fair Value Hedging Strategy

The Company has interest rate swap agreements, which effectively modify fixed rate bonds into floating rate investments based on LIBOR. The notional amounts of these swaps are $75 million and $112 million at December 31, 2008 and 2007, respectively.

During the years ended December 31, 2008, 2007, and 2006, the Company recognized a net loss of $1,202,000, net loss of $1,104,000, and net gain of $296,000, respectively, related to the ineffective portion of its fair value hedges that have been included in net investment income in the consolidated statements of operations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

2. INVESTMENTS (CONTINUED)

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of equity market volatility on the Company's deferred acquisition cost amortization expense, earnings from asset-based fees, and realized/unrealized capital gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. During the years ended December 31, 2008, 2007, and 2006, the Company realized a gain of $38.5 million, a loss of $1.6 million, and a loss of $14.6 million, respectively, on these futures contracts that have been included in net investment income in the consolidated statements of operations. The Company held -0- and 817 futures contracts at December 31, 2008 and 2007, respectively. Effective October 2, 2008, the Company suspended the hedging program.

3. DEFERRED POLICY ACQUISITION COSTS

The following table summarizes the components of DAC for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Deferred policy acquisition costs                 $     405,203   $     380,236
Present value of future profits                          48,173          69,941
Unearned premium liability                              (82,230)       (103,335)
Selling commissions                                       6,215           7,850
                                                  ------------------------------
Balance at end of year                            $     377,361   $     354,692
                                                  ==============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

An analysis of the DAC asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned premium liability) is presented below for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $     380,236   $     380,863
   Cost deferred during the year                         44,504          80,528
   Amortized to expense during the year                 (96,300)        (65,148)
   Effect of realized losses on amortization of
     deferred policy acquisition costs                    8,213             215
   Effect of unrealized (gains) losses                   70,193         (15,679)
   Other                                                 (1,643)           (543)
                                                  ------------------------------
Balance at end of year                            $     405,203   $     380,236
                                                  ==============================

Included in deferred policy acquisition costs in the consolidated balance sheets, the Present Value of Future Profits (PVFP) reflects the estimated fair value of acquired business and represents the acquisition cost that was allocated to the value of future profits from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net profits from the acquired insurance contracts. The PVFP relates to reinsurance assumed in 2000 and 2003.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31:

                                                      2008             2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $      69,941   $      82,744
   Imputed interest                                       4,569           5,378
   Amortization                                         (26,337)        (18,181)
                                                  ------------------------------
Balance at end of year                            $      48,173   $      69,941
                                                  ==============================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 13.5% and 16.2% of the December 31, 2008, deferred policy acquisition cost balance in each of the years 2009 through 2013. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 6.3%.

As a result of the reinsurance transaction entered into in 2007 (see Note 7), the Company recorded an unearned premium liability that is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned premium liability and related accumulated amortization are reported as a component of deferred policy acquisition costs on the consolidated balance sheets. An analysis of the unearned premium liability and associated amortization as of December 31, 2008, is presented as follows:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $    (103,335)  $           -
   Unearned premium liability                                 -        (108,113)
   Amortization                                          21,105           4,778
                                                  ------------------------------
Balance at end of year                            $     (82,230)  $    (103,335)
                                                  ==============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

3. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

For certain mutual fund share classes that do not have a front-end sales charge, the Company pays a selling commission to the selling broker/dealer. The Company accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. An analysis of deferred selling commissions is presented below for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $       7,850   $       9,302
   Costs deferred during the year                         1,206           1,687
   Amortization                                          (2,841)         (3,139)
                                                  ------------------------------
Balance at end of year                            $       6,215   $       7,850
                                                  ==============================

4. DEFERRED SALES INDUCEMENTS

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                       2008            2007
                                                  ------------------------------
                                                          (In Thousands)

Balance at beginning of year                      $     118,887   $     103,094
   Acquisition                                            5,070          32,978
   Amortization                                         (26,179)        (17,185)
                                                  ------------------------------
Balance at end of year                            $      97,778   $     118,887
                                                  ==============================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

5. OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) are as follows:

                                                              UNREALIZED
                                                            GAINS (LOSSES)    DERIVATIVE
                                                            ON AVAILABLE-    INSTRUMENTS
                                                               FOR-SALE         GAINS
                                                              SECURITIES       (LOSSES)        TOTAL
                                                            --------------------------------------------
                                                                           (In Thousands)
Accumulated other comprehensive loss at
   January 1, 2006                                          $      (2,549)   $      (414)  $     (2,963)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities         (27,851)             -        (27,851)
       Gains reclassified into earnings from other
         comprehensive loss                                        (3,460)             -         (3,460)
       Effect on deferred policy acquisition costs                 10,836              -         10,836
       Change in deferred income taxes                              1,507              -          1,507
                                                            --------------------------------------------
     Total other comprehensive loss                               (18,968)             -        (18,968)
                                                            --------------------------------------------
Accumulated other comprehensive loss at
   December 31, 2006                                              (21,517)          (414)       (21,931)
     Other comprehensive loss:
       Unrealized losses on available-for-sale securities        (216,163)             -       (216,163)
       Losses reclassified into earnings from other
         comprehensive loss                                        14,565              -         14,565
       Effect on deferred policy acquisition costs                (15,679)             -        (15,679)
       Change in deferred income taxes                             40,887              -         40,887
                                                            --------------------------------------------
     Total other comprehensive loss                              (176,390)             -       (176,390)
                                                            --------------------------------------------
Accumulated other comprehensive loss at
   December  31, 2007                                            (197,907)          (414)      (198,321)
     Other comprehensive income:
       Unrealized losses on available-for-sale securities        (532,561)             -       (532,561)
       Losses reclassified into earnings from other
         comprehensive loss                                       412,363            414        412,777
       Effect on deferred policy acquisition costs                 70,193              -         70,193
       Change in deferred income taxes                             58,321              -         58,321
                                                            --------------------------------------------
     Total other comprehensive income                               8,316            414          8,730
                                                            --------------------------------------------
Accumulated other comprehensive loss at
  December 31, 2008                                         $    (189,591)   $         -   $   (189,591)
                                                            ============================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. EMPLOYEE BENEFIT PLANS

Substantially all employees of the Company are covered by a qualified, noncontributory defined benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of 5 consecutive years during the last 10 years of service.

Effective July 31, 2007, the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee was not fully vested as of July 1, 2007, vesting service continued and will continue until the employee is vested or employment ceases. This event has been accounted for as a plan curtailment by SBC. In addition, the Company provides a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contributions will be paid over a five-year period.

Pension cost for the year is allocated to each sponsoring company based on the ratio of salary costs for each company to total salary costs for all companies. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Concurrent with the freezing of the defined-benefit pension plan, the definition of pay under the profit-sharing and savings plan was expanded to include bonuses (except for purposes of the profit-sharing contribution), and the Company match was increased to 100% of the first 5% of pay contributed by an employee. The RHLLC company match is 100% of the first 3% of pay. Company contributions to the profit-sharing and savings plan charged to operations were $7,046,000, $1,488,000, and $621,000 for 2008,
2007, and 2006, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

The Company participates in a number of annual discretionary incentive compensation plans and sales commissions for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

6. EMPLOYEE BENEFIT PLANS (CONTINUED)

Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. The Company also has a long-term incentive plan for certain employees, which provides for vesting over a three-year period. Incentive compensation expense amounted to $29,351,000, $8,246,000, and $8,104,000 for 2008, 2007, and 2006, respectively, and is included in the consolidated statements of operations in commissions and other operating expenses.

7. REINSURANCE

Principal reinsurance assumed transactions for the years ended December 31, 2008, 2007, and 2006, are summarized as follows:

                                         2008          2007           2006
                                    -------------------------------------------
                                                  (In Thousands)
Reinsurance assumed:
   Premiums received                $     35,612   $     41,164   $     48,068
                                    ===========================================
   Commissions paid                 $      3,335   $      3,412   $      3,769
                                    ===========================================
   Claims paid                      $      8,430   $      8,486   $      7,077
                                    ===========================================
   Surrenders paid                  $    141,146   $    210,590   $    232,485
                                    ===========================================

Principal reinsurance ceded transactions for the years ended December 31, 2008, 2007, and 2006, are summarized as follows, impacted by the 2007 transfer of a block of deferred variable annuities business to another insurer:

                                        2008            2007          2006
                                    -------------------------------------------
                                                  (In Thousands)
Reinsurance ceded:
   Premiums paid                    $     50,444   $     75,378   $     35,317
                                    ===========================================
   Commissions received             $      5,449   $      3,272   $      3,028
                                    ===========================================
   Claim recoveries                 $     38,139   $     20,629   $     21,725
                                    ===========================================
   Surrenders recovered             $    181,701   $     58,888   $     13,283
                                    ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

7. REINSURANCE (CONTINUED)

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers.

At December 31, 2008 and 2007, the Company has receivables totaling $519,746,000 and $494,414,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2008 and 2007, was $3.6 billion and $3.9 billion, respectively.

Effective October 1, 2007, the Company reinsured, through an 85% coinsurance of general account liabilities and an 85% modified coinsurance of separate account liabilities, a block of approximately 14,600 deferred annuity contracts with separate account balances of $1.3 billion. The Company received a reinsurance commission of $35.3 million and a separate account accrued expense allowance of $78.9 million, reduced by other related items of $6.1 million, for a total unearned premium liability of $108.1 million. This liability has been deferred and is being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The Company has taken reserve credits of $20.7 million and $3.5 million for general account liabilities reinsured at December 31, 2008 and 2007, respectively, while separate account assets and liabilities continue to be reported on the books of the Company. The reserves were collateralized by assets of the reinsurer held in trust of $47.6 million and $10.3 million at December 31, 2008 and 2007, respectively.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

      o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

      o RESET provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder's eighty-sixth birthday adjusted for withdrawals.

      o ROLL-UP DEATH BENEFIT provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

      o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

      o ENHANCED DEATH BENEFIT provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

      o COMBO DEATH BENEFIT provides the greater of an annual step-up, roll-up death benefit, and/or enhanced death benefit.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                      2008                                      2007
                    ----------------------------------------------------------------------------------
                                                  WEIGHTED                                 WEIGHTED
                      ACCOUNT      NET AMOUNT     AVERAGE        ACCOUNT    NET AMOUNT     AVERAGE
                       VALUE        AT RISK     ATTAINED AGE      VALUE       AT RISK    ATTAINED AGE
                    ----------------------------------------------------------------------------------
                                                  (Dollars in Millions)
Return of premium   $     1,824   $       355        62        $    2,490   $        6        61
Reset                       111            31        54               176            1        53
Roll-up                     458           203        60               667           13        59
Step-up                   3,023           656        63             4,400           64        62
Combo                       164            85        66               249           14        66
                    -------------------------                  -----------------------
Subtotal                  5,580         1,330        62             7,982           98        61

Enhanced                      -            28        66                 -            7        66
                    -------------------------                  -----------------------
Total GMDB          $     5,580   $     1,358        61        $    7,982   $      105        61
                    =========================                  =======================

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2008 and 2007, was $20,802,000 and $5,019,000,
respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2008 and 2007, was $2,802,000 and $370,000, respectively.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of operations as benefit expense. The Company regularly reviews the assumptions used in the GMDB and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be revisited. The Company's reserve calculation uses assumptions consistent with its deferred policy acquisition cost model.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

8. VARIABLE ANNUITY CONTRACTS (CONTINUED)

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2008:

      o Data used was based on a combination of historical numbers and future projections involving five hundred stochastic scenarios.

      o     Mean long-term gross blended separate account growth rate of 8.5%.

      o     Long-term equity volatility of 18%.

      o     Long-term bond volatility of 5%.

      o     Mortality is 100% of Annuity 200 table.

      o Asset fees are equal to fund management fees and product loads (varies by product).

      o Discount rate is the long-term growth rate less asset fees (varies by product).

      o     Lapse rates vary by product and duration.

      o     FAS 157 adjustments to above:

            - Current level volatility surface (3 months - 5 years) of 38% in year 1 graded to 22% at year 30 and graded to long-term average of 18% at end of projection (year 60).

            - Discount rate used is option adjusted swap spread of a risk adjusted Merrill Lynch Insurance Index added to current swap curve.

            -     Policyholder lapse rates set to 90% of the above rates.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES

The Company files a consolidated life/nonlife federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2004. The Internal Revenue Service (IRS) is not currently examining any of SBMHC's federal tax returns. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

The Company adopted the provisions of FIN 48 on January 1, 2007, and recorded as a cumulative change in accounting principle an increase in the liability for unrecognized tax benefits and a decrease in beginning retained earnings of $1.3 million. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance at January 1, 2008                                    $        5,477
   Additions based on tax positions related to current year          264,458
   Additions based upon prior year changes                             2,431
   Reductions as a result of a lapse of the applicable
     statute of limitations                                                -
                                                              --------------
Balance at December 31, 2008                                  $      272,366
                                                              ==============

As of December 31, 2008, the Company has $272.4 million of gross unrecognized tax benefits. If recognized, approximately $1.6 million would increase the Company's effective income tax rate. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded interest of $165,000 for the year ended December 31, 2008, and recorded a liability at December 31, 2008, of $327,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

Income tax expense (benefit) consists of the following for the years ended December 31, 2008, 2007, and 2006:

                                                     2008          2007          2006
                                                 ----------------------------------------
                                                                (In Thousands)
Current                                          $    (2,176)  $     4,603   $    (3,087)
Deferred                                             (11,864)      (10,339)       13,761
                                                 ----------------------------------------
                                                 $   (14,040)  $    (5,736)  $    10,674
                                                 ========================================

The differences between reported income tax expense (benefit) and that resulting from applying the statutory federal rate to income before income tax expense are as follows:

                                                     2008          2007          2006
                                                 ----------------------------------------
                                                                 (In Thousands)
Federal income tax expense computed at
   statutory rate                                $  (149,889)  $    11,775   $    20,150
Increases (decreases) in taxes resulting from:
     Valuation allowance                             143,165             -             -
     Dividends received deduction                     (6,061)      (12,019)       (5,877)
     Credits                                          (1,126)       (1,959)       (2,915)
     Other                                              (129)       (3,533)         (684)
                                                 ----------------------------------------
                                                 $   (14,040)  $    (5,736)  $    10,674
                                                 ========================================

Credits primarily result from low-income housing tax credits. Other includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

Net deferred income tax assets or liabilities consist of the following:

                                                             DECEMBER 31
                                                          2008          2007
                                                      --------------------------
                                                             (In Thousands)
Deferred income tax assets:
   Future policy benefits                             $    35,102   $    50,355
   Net operating loss                                      14,584             -
   Deferred loss on investments                           143,542         1,504
   Deferred gain on life coinsurance agreement              1,972         2,457
   Net unrealized capital loss on investments             124,329        90,011
   Other                                                    7,266         4,709
                                                      --------------------------
Total deferred income tax assets                          326,795       149,036
Valuation allowance                                      (143,165)      (40,819)
                                                      --------------------------
Net deferred income tax assets                            183,630       108,217

Deferred income tax liabilities:
   Deferred policy acquisition costs                      149,359       144,399
   Depreciation                                             1,994         2,540
   Deferred gain on investments                             4,381             -
   Other                                                   11,817        12,211
                                                      --------------------------
Total deferred income tax liabilities                     167,551       159,150
                                                      --------------------------
Net deferred income tax asset (liability)             $    16,079   $   (50,933)
                                                      ==========================

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2008, the Company recorded a $143.2 million valuation allowance on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. At December 31, 2007, the Company recorded a $40.8 million valuation allowance on unrealized capital losses. The Company believes a valuation allowance is no longer required on unrealized losses. The net operating loss will expire in 2023. Based on the review of all available evidence, the Company believes that the deferred tax asset associated with this net operating loss will be utilized.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

9. INCOME TAXES (CONTINUED)

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue final regulations with respect to certain computational aspects of the dividends received deduction (DRD) related to separate account assets held in connection with variable life insurance and annuity contracts of life insurance companies and added the project to the 2007-2008 Priority Guidance Plan. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope, and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that is likely that any such regulations would apply prospectively only. For the year ended December 31, 2008, the Company recorded a benefit of approximately $6.1 million related to the current year's separate account DRD.

10. BUSINESS COMBINATIONS

On June 15, 2007, the Company's subsidiary SGI, acquired Avera Global Partners, an asset management business primarily involved in the management of global assets, through an asset purchase. The acquisition was accounted for using the purchase method, and 100% of the results since June 15, 2007, have been included in the consolidated financial statements. The acquisition provided the Company global asset management capabilities. The aggregate purchase price was $3.5 million. During 2008, additional acquisition costs were incurred increasing the original allocation of goodwill by $444,000 to $3.3 million at December 31, 2008. SGI was subsequently sold to SBC on December 30, 2008 (see Note 16).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATIONS (CONTINUED)

The following table summarizes the Company's allocation of the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Current assets                                              $        1,314
Fixed and other assets                                                  38
Intangible assets subject to amortization:
   Noncompetition agreements                                           280
Goodwill not subject to amortization                                 3,341
                                                            --------------
                                                                     4,973
Current liabilities                                                  1,508
                                                            --------------
Net assets acquired                                         $        3,465
                                                            ==============

The intangible asset subject to amortization is being amortized straight line over seven years. Goodwill and intangible assets are deductible for income tax purposes.

On January 17, 2008, the Company and its parent SBC, acquired 100% of the outstanding shares and membership interests of Rydex Holdings, Inc. (Rydex) and Investment Capital Technologies, LLC (Investment Capital). Rydex and Investment Capital were merged into Avon Holdings, LLC, which was renamed Rydex Holdings, LLC upon completion of the merger. The Company held a 60.5% ownership interest in RHLLC and SBC owned 39.5%. Effective December 30, 2008, the Company sold its entire interest in RHLLC to SBC (see Note 16).

RHLLC is a holding company whose subsidiaries principally sponsor, advise, and manage non-traditional, quantitative-oriented open-end mutual funds and exchange traded funds (Rydex Funds) that cover a wide range of traditional and alternative asset classes. Shares of the Rydex Funds are sold through registered investment advisors and broker/dealers, other institutional financial intermediaries, including insurance companies, and directly to retail investors. RHLLC also offers its registered investment advisor clients turnkey brokerage, custody, and back office products and services. In addition, RHLLC offers its investment clients the ability to engage in intraday trading within the Rydex Funds. This feature is made possible by proprietary trading techniques that allow RHLLC to actively and efficiently manage cash inflows and outflows within the funds on a real-time basis. As a result of the systems' capabilities, the process has become automated, scaleable, and cost-effective, with only negligible marginal costs incurred with increased trading volume. The businesses of the Company and RHLLC are closely related and afford the combined companies benefits associated with marketing and managing products and scale of operations. The value of RHLLC was determined based upon an independent

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATION (CONTINUED)

appraisal that considered market multiples for similar entities, similar recent transactions, and other relevant factors. The aggregate purchase price was $751.6 million with acquisition costs totaling $12.1 million (net assets acquired of $763.7 million). SBL's portion totaled $461.7 million.

The following table summarizes the allocation of the estimated fair values of assets acquired and liabilities assumed by the Company and SBC at the date of acquisition (in thousands):

Cash and cash equivalents                                   $       33,527
Other current assets                                                12,122
Fixed and other assets                                               6,169
Intangible assets not subject to amortization:
   Management contracts                                            328,000
   Trade name                                                      205,500
Intangible assets subject to amortization:
   Processes and technology                                         39,800
   Noncompetition agreements                                        19,600
Goodwill not subject to amortization                               139,663
                                                            --------------
                                                                   784,381
Current liabilities                                                 20,713
                                                            --------------
Net assets acquired                                         $      763,668
                                                            ==============

The weighted average amortization period is 8.4 years for the intangible assets subject to amortization. The goodwill and intangible assets amortization are deductible for income tax purposes.

On January 7, 2008, the Company's subsidiary, SI, acquired through an asset purchase an asset management business primarily involved in the management of large-cap and mid-cap growth assets. At the time of acquisition, the team managed approximately $475 million in assets for institutional and retail clients. The acquisition was completed to enhance the Company's asset management expertise in the area of large-cap and mid-cap growth assets. The aggregate purchase price was $500,000, and the acquisition was accounted for using the purchase method. SI was subsequently sold to SBC at December 30, 2008 (see Note
16).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

10. BUSINESS COMBINATION (CONTINUED)

The following table summarizes the Company's allocation of the estimated fair values of assets acquired and liabilities assumed at the date of acquisition (in thousands):

Intangible assets subject to amortization:
   Noncompetition agreements                                $          228
Goodwill not subject to amortization                                 1,209
                                                            --------------
                                                                     1,437
Current liabilities                                                    937
                                                            --------------
Net assets acquired                                         $          500
                                                            ==============

The intangible asset subject to amortization is being amortized straight line over five years. The goodwill and intangible assets are deductible for income tax purposes.

11. GOODWILL AND OTHER INTANGIBLE ASSETS

An analysis of the goodwill and other intangible assets balances is presented below for the year ended December 31:

                                                      OTHER
                                                    INTANGIBLE
                                      GOODWILL        ASSETS          TOTAL
                                    -------------------------------------------
                                                  (In Thousands)

Balance at January 1, 2007          $          -   $          -   $          -
   Acquisition                             2,896            280          3,176
   Amortization                                -            (20)           (20)
                                    -------------------------------------------
Balance at December 31, 2007               2,896            260          3,156
   Acquisitions                          141,317        593,128        734,445
   Amortization                                -         (7,625)        (7,625)
   Impairment                                  -         (7,300)        (7,300)
   Sale of subsidiaries to SBC          (144,213)      (578,463)      (722,676)
                                    -------------------------------------------
Balance at December 31, 2008        $          -   $          -   $          -
                                    ===========================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

11. GOODWILL AND OTHER INTANGIBLE ASSETS (CONTINUED)

Impairment of goodwill and intangibles is evaluated annually. During 2008, an impairment of $7.3 million was recognized for the trade name intangible acquired as part of the RHLLC acquisition. The fair value of the trade name was determined based on discounted future cash flows.

12. CONDENSED FAIR VALUE INFORMATION

FAIR VALUES HIERARCHY

In accordance with SFAS No. 157, the Company groups its financial assets and liabilities measured at fair value in three levels, based on the inputs and assumptions used to determine the fair value. The levels are as follows:

LEVEL 1 - Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Our Level 1 assets include cash and cash equivalents and separate account assets.

LEVEL 2 - Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Our Level 2 assets include U.S. Treasury notes and bonds, other U.S. government securities, debt securities, and certain asset-backed and mortgage-backed securities that are model priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

LEVEL 3 - Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company's assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Our Level 3 assets include private placements, structured products and certain debt securities and asset-backed securities priced using broker quotes or other methods that utilized unobservable inputs.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

DETERMINATION OF FAIR VALUE

Under SFAS No. 157, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company's policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in SFAS No. 157.

The following table presents categories reported at fair value on a recurring basis for the period ending December 31.

                                                            2008
                                 ------------------------------------------------------------
                                                         FAIR VALUE HIERARCHY LEVEL
                                                 --------------------------------------------
                                   FAIR VALUE       LEVEL 1         LEVEL 2        LEVEL 3
                                 ------------------------------------------------------------
                                                        (In Thousands)
Assets:
   Cash and cash equivalents     $     211,333   $     211,333   $          -   $          -
   Bonds                             2,901,807               -      2,499,827        401,980
   Equity securities
     available-for-sale                 82,252               -         14,121         68,131
   Separate account assets           4,507,767       4,507,767              -              -
                                 ------------------------------------------------------------
Total                            $   7,703,159   $   4,719,100   $  2,513,948   $    470,111
                                 ============================================================

Liabilities:
   Interest rate swaps           $       5,796   $           -   $          -   $      5,796
                                 ------------------------------------------------------------
Total                            $       5,796   $           -   $          -   $      5,796
                                 ============================================================

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

The changes for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2008, are as follows:

                                         TOTAL REALIZED/UNREALIZED                                                CHANGE IN
                                             GAINS AND LOSSES                                                     UNREALIZED
                                        ---------------------------                                                 GAINS
                                                       INCLUDED IN     PURCHASES,                                (LOSSES) IN
                            BALANCE,      INCLUDED        OTHER        ISSUANCES,                  BALANCE,        NET LOSS
                           JANUARY 1,        IN       COMPREHENSIVE    SALES, AND                DECEMBER 31,   FOR POSITIONS
                              2008        NET LOSS       INCOME       SETTLEMENTS    TRANSFERS       2008         STILL HELD
                           ---------------------------------------------------------------------------------------------------
                                                                     (In Thousands)
Assets:
   Bonds                   $  880,800   $  (377,867)  $       9,552   $  (115,760)  $    5,255   $    401,980   $    (206,835)
   Equities                    84,888        (5,400)         (4,256)       (7,101)           -         68,131          (4,127)
   Mutual funds                12,912             -               -             -      (12,912)             -               -
                           ---------------------------------------------------------------------------------------------------
Total assets               $  978,600   $  (383,267)  $       5,296   $  (122,861)  $   (7,657)  $    470,111   $    (210,962)
                           ===================================================================================================

Liabilities:
   Interest rate swaps     $    2,561   $     1,202   $           -   $     2,033   $        -   $      5,796   $           -
                           ===================================================================================================

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

      Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      Business owned life insurance and mortgage loans: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

     Interest rate swaps: Fair values of the Company's interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions.

     Policy loans: Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Investment-type insurance contracts: Fair values for the Company's liabilities for investment-type contracts are estimated using the actuarial appraisal method such that the fair value is the present value of future statutory profits the assuming company is expected to realize from the business. The profits are discounted at a rate reflecting the risk free rate and nonperformance risk.

     Long-term debt and mortgage debt: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

     Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

12. CONDENSED FAIR VALUE INFORMATION (CONTINUED)

other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                         DECEMBER 31, 2008                 DECEMBER 31, 2007
                                  ----------------------------------------------------------------
                                     CARRYING          FAIR           CARRYING          FAIR
                                      AMOUNT           VALUE           AMOUNT           VALUE
                                  ----------------------------------------------------------------
                                                          (In Thousands)
Cash and cash equivalents         $      211,333   $     211,333   $      99,915   $       99,915
Bonds (Note 2)                         2,927,915       2,927,126       3,933,337        3,935,118
Equity securities (Note 2)                82,252          82,252          98,379           98,379
Notes receivable from affiliate          740,239         756,100          40,000           40,000
Mutual funds                                   -               -          12,912           12,912
Mortgage loans                            12,642          12,642               -                -
Policy loans                             121,838         122,372         124,794          125,363
Business owned life insurance             26,500          26,500          78,350           78,350
Separate account assets                4,507,767       4,507,767       6,939,072        6,939,072
Supplementary contracts
   without life contingencies            (11,681)        (13,273)        (15,064)         (17,591)
Individual and group annuities        (4,206,905)     (4,075,868)     (4,546,544)      (4,333,465)
Long-term debt                          (150,000)        (51,412)       (150,000)        (160,211)
Mortgage debt                            (40,549)        (47,403)        (42,334)         (44,930)
Interest rate swaps                       (5,796)         (5,796)         (2,561)          (2,561)
Separate account liabilities          (4,507,767)     (4,507,767)     (6,939,072)      (6,939,072)

13. COMMITMENTS AND CONTINGENCIES

The Company leases office space under several operating lease agreements. The leases contain escalation clauses that vary, but average at a rate of 2%. Total expense for all operating leases amounted to $3,439,000 during 2008.

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $15.0 million and $13.5 million at December 31, 2008 and 2007, respectively, over the next few years as required by the general partner.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2008 and 2007, the Company has reserved $1,982,000 and $1,800,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

ERISA Matters: The Company has been named, among several others, as defendants in a putative class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by the Company to NEA's Member Benefits Corporation under the NEA Valuebuilder Program. The other defendants include other affiliates of the Company, unaffiliated companies, and individuals. The plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. The plaintiffs seek unspecified damages and injunctive relief. The Company and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The court granted defendants' motions to dismiss on May 23, 2008, and all claims against the Company and the other defendants were dismissed. The plaintiffs have appealed this decision to the Ninth Circuit Court of Appeals. The Company does not believe that the class action claims have merit and intends to defend against the claims vigorously.

State of Alabama Matters: The staff of the Alabama Securities Commission has investigated whether SDI transacted business in Alabama as a broker/dealer or broker/dealer agent for securities without benefit of registration or exemption from registration in violation of the Alabama Securities Act (the Act) and unlawfully effected securities transactions with residents of the state of Alabama from October 11, 2002 to November 21, 2006, in violation of the Act. The staff of the Alabama Securities Commission has presented for the Company's review a consent order under which the Company, SDI, Educator Benefits Corporation (EBC), and the Alabama Education Association (AEA) would agree to disgorge $1,650,000 to participants in products sponsored by the AEA. This amount represents the administrative, advertising, and conference fees that were paid to AEA and EBC from 2000 to 2007 by SDI and another unaffiliated life insurance company. The proposed consent order also seeks from the Company and SDI jointly $75,000 for an administrative assessment and $75,000 to reimburse the commission for the cost of its investigation. The Company intends to respond vigorously to the staff's allegations.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Various legal proceedings and other matters have arisen in the ordinary course of the Company's business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company's ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

14. LONG-TERM DEBT

At December 31, 2008, the Company has access to a $115 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (0.25% at December 31, 2008). The Company had no borrowings under this line of credit at December 31, 2008. The amount of the line of credit is determined by the fair market value of the Company's available collateral held by the FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2008.

The Company has outstanding surplus notes of $150 million at December 31, 2008 and 2007. The surplus notes consist of $50 million of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

15. MORTGAGE DEBT

The primary mortgage financing for the Company's home office property was arranged through the FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that it presently occupies (see Note 1).

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

15. MORTGAGE DEBT (CONTINUED)

The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600 including $79,616 applicable to the portion of the building leased to the FHLB. The financing is collateralized by a first mortgage on the premises and $24 million of other marketable securities. At December 31, 2008, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

2009                                                               $      1,909
2010                                                                      2,042
2011                                                                      2,184
2012                                                                      2,335
2013                                                                      2,497
Thereafter                                                               29,582
                                                                   ------------
                                                                   $     40,549
                                                                   ============

16. RELATED-PARTY TRANSACTIONS

The Company owned shares of affiliated mutual funds managed by SI with net asset values of $10,759,000 at December 31, 2007. There was no similar investment at December 31, 2008.

On April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. The principal balance at December 31, 2008, was $40,000,000.

On April 7, 2008, the Company entered into an intercompany promissory note due from SBC totaling $250,000,000 payable in full at maturity on May 20, 2018. Interest on the principal amount of the note is due and payable at an annual rate of 6.96% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. The principal balance at December 31, 2008, was $250,000,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

16. RELATED-PARTY TRANSACTIONS (CONTINUED)

On December 30, 2008, the Company sold its interest in RHLLC, SGI, and SI to SBC in exchange for an intercompany promissory note equal to the aggregate GAAP book value of its membership interest in the aforementioned entities, which totaled $450,239,000. The note is payable in full at maturity on December 31, 2023. Interest on the principal amount of the note is due and payable calendar-quarterly in arrears commencing on March 31, 2009. Interest on the note is payable in an amount equal to 100% of the GAAP net income associated with 60.5% of the membership interest of RHLLC adjusted for purchase price amortization, 90% of the membership interest of SI, and 100% of the profits class membership interest in SGI. The note has been collateralized by 60.5% of the membership interest in RHLLC, 90% of the membership interest in SI, and 100% of the membership interest in SGI. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. In the event SBC prepays any of the principal, a proportionate amount of the membership interests pledged will also be released. The principal balance at December 31, 2008, was $450,239,000.

On December 31, 2008, SBC contributed mortgage loans due from officers in the amount of $12,642,000 and accrued interest on such loans in the amount of $49,000 to SBL. Such loans are secured by first mortgage liens on residential real estate and bear interest at rates approximating 5%.

On December 31, 2008, SBC contributed all of the outstanding common stock in SDI to SBL.

The Company paid $39,124,000 and $53,878,000 in 2008 and 2007, respectively, to affiliates for providing management, investment, and administrative services. The Company has a receivable from its affiliates of $13,303,000 and a payable to its affiliates of $140,620 for the years ended December 31, 2008 and 2007, respectively.

The Company paid $22,800,000, $46,700,000, and $40,000,000 in dividends to SBC in 2008, 2007, and 2006, respectively.

The Company writes conversion and third-party administration contracts on behalf of se(2), inc. (se(2)), an affiliate. All of the revenue associated with these contracts is collected by the Company. The Company paid $17,456,000 and $19,281,000 to se(2) during 2008 and 2007, respectively, for administrative services related to these contracts. A management agreement is in place in which the Company reimburses se(2) for expenses incurred by se(2) directly applicable to providing administration and conversion support for these contracts.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS

The Company's statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

The Company was granted a permitted practice for the year 2008. Currently the NAIC's Accounting Practices and Procedures Manual, SSAP No. 10, Income Taxes, specifies that the maximum admitted deferred tax asset (DTA) is the lesser of the amount of DTA expected to be realized within one year of the balance sheet date or 10% of statutory capital and surplus. The State of Kansas has granted their approval of a permitted accounting practice that differs from NAIC statutory accounting practices and principles that allows the Company to record a maximum DTA of the lesser of the amount of DTA expected to be realized within three years of the balance sheet date or 15% of statutory capital and surplus. As a result of this permitted practice, the Company's statutory deferred tax asset and its statutory capital and surplus were increased by $13,325,000 at December 31, 2008, but its statutory net income was not impacted. The Company's use of this permitted practice did not prevent any trigger of a regulatory control event.

Statutory capital and surplus of the insurance operations were $300,551,000 and $604,938,000 at December 31, 2008 and 2007, respectively. Statutory net income of the insurance operations was a loss of $317,408,000 and income of $19,138,000 and $38,890,000 for the years ended December 31, 2008, 2007, and 2006, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company's capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company's adjusted capital falls below certain levels, including the company action level RBC and the authorized control level RBC.

At December 31, 2008, the Company's statutory adjusted capital per the RBC calculation is $325,406,000 as compared to their company action level RBC of $109,691,000 and their authorized control level RBC of $54,845,000.

                     Security Benefit Life Insurance Company
                                and Subsidiaries

             Notes to Consolidated Financial Statements (continued)

17. STATUTORY FINANCIAL INFORMATION AND REGULATORY NET CAPITAL REQUIREMENTS (CONTINUED)

On April 17, 2009, the NAIC adopted new statutory accounting regarding the recognition of impairment losses on structured investment securities. The effective date is for periods ending on or after September 30, 2009. As proposed, the Company currently estimates this accounting change would reduce statutory capital and surplus by approximately $89 million. The Company has discussed a permitted practice with the Kansas Insurance Commissioner to defer the implementation of this guidance.

The payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the Kansas Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Kansas Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to affiliates, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

At December 31, 2008, SDI had net capital of $9,674,000, which was $8,745,000 in excess of its required net capital of $929,000. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to the subparagraph (k)(1) thereof. SDI's ratio of aggregate indebtedness to net capital was 1.44 to 1 at December 31, 2008.

FINANCIAL STATEMENTS

Variable Annuity Account XIV -
Valuebuilder Variable Annuity
Year Ended December 31, 2008
With Report of Independent Registered Public Accounting Firm

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ....................   1

Audited Financial Statements

Statements of Net Assets ...................................................   3
Statements of Operations ...................................................  16
Statements of Changes in Net Assets ........................................  29
Notes to Financial Statements ..............................................  45

             Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV - Valuebuilder Variable Annuity and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company comprised of the AIM Basic Value, AIM Dynamics, AIM Large Cap Growth, AIM Mid Cap Core Equity, AIM Small Cap Growth, AIM Technology, American Century Equity Income, American Century Heritage, American Century International Growth, American Century Select, American Century Strategic Allocation: Aggressive, American Century Strategic
Allocation: Conservative, American Century Strategic Allocation: Moderate, Ariel Fund, Aston/Optimum Mid Cap, Calamos Growth, Calamos Growth and Income, Calamos High Yield, Dreyfus Appreciation, Dreyfus General Money Market, Dreyfus Midcap Value, Dreyfus Strategic Value, Dryden Small-Cap Core Equity, Federated Bond, Fidelity Advisor Dividend Growth, Fidelity Advisor International Capital Appreciation, Fidelity Advisor Mid Cap, Fidelity Advisor Real Estate, Fidelity Advisor Value Strategies, Goldman Sachs Emerging Markets Equity, Goldman Sachs Government Income, Janus Adviser INTECH Risk-Managed Core, Janus Adviser International Growth, Jennison 20/20 Focus, Jennison Small Company, Neuberger Berman Core Bond, Neuberger Berman Partners, Neuberger Berman Socially Responsive, PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO High Yield, Royce Opportunity, Royce Value, RS Technology, RS Value, Security Alpha Opportunity, Security Capital Preservation, Security Diversified Income, Security Equity, Security Global, Security High Yield, Security Large Cap Value, Security Mid Cap Growth, Security Mid Cap Value, Security Select 25, Security Small Cap Growth,
T. Rowe Price Capital Appreciation, T. Rowe Price Growth Stock, Van Kampen Comstock, Van Kampen Equity and Income, Van Kampen Mid Cap Growth, Wells Fargo Advantage Growth, Wells Fargo Advantage Large Company Core, Wells Fargo Advantage Opportunity, and Wells Fargo Advantage Small Cap Value Subaccounts, which are available for investment by contract owners of the Valuebuilder Variable Annuity, as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the Valuebuilder Variable Annuity at December 31, 2008, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ Ernst & Young LLP

April 10, 2009

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                            Statements of Net Assets

                                December 31, 2008

                                      AIM              AIM           AIM LARGE       AIM MID CAP        AIM SMALL
                                  BASIC VALUE        DYNAMICS        CAP GROWTH      CORE EQUITY       CAP GROWTH
                                 ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value        $    1,553,576   $       57,829   $      641,288   $      719,443   $    2,086,190
                                 ----------------------------------------------------------------------------------
Total assets                          1,553,576           57,829          641,288          719,443        2,086,190
                                 ----------------------------------------------------------------------------------
Net assets                       $    1,553,576   $       57,829   $      641,288   $      719,443   $    2,086,190
                                 ==================================================================================

Units outstanding
   NEA Valuebuilder                     328,381           12,334          131,717           78,319          306,194
   AEA Valuebuilder                       2,155                -              103            2,916           14,408
   NEA Valuebuilder - RID                     -                -              210                -              819
                                 ----------------------------------------------------------------------------------
Total units                             330,535           12,334          132,030           81,235          321,420
                                 ==================================================================================

Unit value
   NEA Valuebuilder              $         4.69   $         4.69   $         4.85   $         8.79   $         6.35
   AEA Valuebuilder              $         6.62   $            -   $         7.63   $        10.61   $         9.49
   NEA Valuebuilder - RID        $            -   $            -   $         6.87   $            -   $         7.43

Mutual funds, at cost            $    3,141,390   $       93,506   $      807,344   $    1,107,916   $    3,111,152
Mutual fund shares                      117,695            4,582           78,016           44,658          123,957

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                       AMERICAN
                                                    AMERICAN         AMERICAN          CENTURY
                                      AIM           CENTURY          CENTURY        INTERNATIONAL        AMERICAN
                                   TECHNOLOGY     EQUITY INCOME      HERITAGE           GROWTH       CENTURY SELECT
                                 ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value        $      120,307   $    5,097,374   $      861,389   $    1,828,666   $    1,172,521
                                 ----------------------------------------------------------------------------------
Total assets                            120,307        5,097,374          861,389        1,828,666        1,172,521
                                 ----------------------------------------------------------------------------------
Net assets                       $      120,307   $    5,097,374   $      861,389   $    1,828,666   $    1,172,521
                                 ==================================================================================
Units outstanding
   NEA Valuebuilder                      43,528          478,741          105,908          280,240          241,833
   AEA Valuebuilder                          10            5,943            3,962            1,506              358
   NEA Valuebuilder - RID                     -           11,915                -              734               --
                                 ----------------------------------------------------------------------------------

Total units                              43,538          496,598          109,870          282,481          242,190
                                 ==================================================================================

Unit value
   NEA Valuebuilder              $         2.76   $        10.30   $         7.72   $         6.45   $         4.84
   AEA Valuebuilder              $         7.07   $        10.74   $        10.99   $         9.78   $         7.20
   NEA Valuebuilder - RID        $            -   $         8.50   $            -   $         7.79   $           --

Mutual funds, at cost            $      192,769   $    6,789,437   $    1,349,421   $    2,666,985   $    1,662,224
Mutual fund shares                        7,031          846,740           75,428          247,117           48,192

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                    AMERICAN         AMERICAN        AMERICAN
                                    CENTURY          CENTURY          CENTURY
                                    STRATEGIC       STRATEGIC        STRATEGIC                           ASTON/
                                   ALLOCATION:      ALLOCATION:     ALLOCATION:                         OPTIMUM
                                   AGGRESSIVE      CONSERVATIVE      MODERATE         ARIEL FUND        MID CAP
                                 ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value        $      388,576   $      493,360   $      308,015   $    2,101,867   $      559,739
                                 ----------------------------------------------------------------------------------
Total assets                            388,576          493,360          308,015        2,101,867          559,739
                                 ----------------------------------------------------------------------------------
Net assets                       $      388,576   $      493,360   $      308,015   $    2,101,867   $      559,739
                                 ==================================================================================
Units outstanding
   NEA Valuebuilder                      54,626           58,440           38,469          328,335           91,881
   AEA Valuebuilder                         201              628            1,903           24,574                -
   NEA Valuebuilder - RID                     -                -                -            1,448                -
                                 ----------------------------------------------------------------------------------
Total units                              54,827           59,068           40,372          354,356           91,881
                                 ==================================================================================
Unit value
   NEA Valuebuilder              $         7.09   $         8.35   $         7.63   $         5.86   $         6.09
   AEA Valuebuilder              $         7.06   $         8.32   $         7.60   $         6.92   $            -
   NEA Valuebuilder - RID        $            -   $            -   $            -   $         4.98   $            -

Mutual funds, at cost            $      617,456   $      532,576   $      407,690   $    4,292,745   $      896,578
Mutual fund shares                       72,767          108,193           62,351           89,062           35,584

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                                        DREYFUS
                                                  CALAMOS GROWTH     CALAMOS           DREYFUS          GENERAL
                                 CALAMOS GROWTH     AND INCOME      HIGH YIELD       APPRECIATION     MONEY MARKET
                                 ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value        $   10,582,791   $   11,047,633   $      203,216   $    2,078,877   $    8,082,572
                                 ----------------------------------------------------------------------------------
Total assets                         10,582,791       11,047,633          203,216        2,078,877        8,082,572
                                 ----------------------------------------------------------------------------------
Net assets                       $   10,582,791   $   11,047,633   $      203,216   $    2,078,877   $    8,082,572
                                 ==================================================================================
Units outstanding
   NEA Valuebuilder                   1,548,193        1,223,342           19,502          322,134          892,508
   AEA Valuebuilder                      22,515           15,617              124            5,135           15,961
   NEA Valuebuilder - RID                13,478                -            9,425                -           14,677
                                 ----------------------------------------------------------------------------------
Total units                           1,584,186        1,238,959           29,051          327,269          923,146
                                 ==================================================================================
Unit value
   NEA Valuebuilder              $         6.66   $         8.91   $         7.01   $         6.32   $         8.74
   AEA Valuebuilder              $         8.44   $         9.85   $         6.98   $         8.34   $         8.89
   NEA Valuebuilder - RID        $         6.01   $            -   $         6.96   $            -   $         9.58

Mutual funds, at cost            $   17,498,026   $   15,075,577   $      259,367   $    2,839,233   $    8,082,572
Mutual fund shares                      362,921          516,486           29,282           73,641        8,082,572

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                                                        FIDELITY
                                                     DREYFUS          DRYDEN                             ADVISOR
                                     DREYFUS        STRATEGIC        SMALL-CAP        FEDERATED         DIVIDEND
                                  MIDCAP VALUE        VALUE         CORE EQUITY          BOND            GROWTH
                                 ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value        $    1,307,585   $    5,414,619   $        9,907   $    2,251,057   $    1,128,146
                                 ----------------------------------------------------------------------------------
Total assets                          1,307,585        5,414,619            9,907        2,251,057        1,128,146
                                 ----------------------------------------------------------------------------------
Net assets                       $    1,307,585   $    5,414,619   $        9,907   $    2,251,057   $    1,128,146
                                 ==================================================================================
Units outstanding
   NEA Valuebuilder                     192,682          635,129            1,479          211,527          235,143
   AEA Valuebuilder                       1,252           24,038              239              289                -
   NEA Valuebuilder - RID                     -                -                -           49,139                -
                                 ----------------------------------------------------------------------------------
Total units                             193,934          659,167            1,718          260,955          235,143
                                 ==================================================================================
Unit value
   NEA Valuebuilder              $         6.71   $         8.10   $         5.77   $         8.64   $         4.80
   AEA Valuebuilder              $        10.90   $        11.22   $         5.75   $         8.60   $            -
   NEA Valuebuilder - RID        $            -   $            -   $            -   $         8.57   $            -

Mutual funds, at cost            $    2,149,025   $    7,836,358   $       12,882   $    2,537,851   $    1,836,958
Mutual fund shares                       77,189          269,384              805          304,609          165,660

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                    FIDELITY
                                    ADVISOR
                                 INTERNATIONAL       FIDELITY        FIDELITY          FIDELITY      GOLDMAN SACHS
                                     CAPITAL          ADVISOR      ADVISOR REAL     ADVISOR VALUE       EMERGING
                                  APPRECIATION        MID CAP         ESTATE          STRATEGIES     MARKETS EQUITY
                                 ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value        $      455,083   $      309,146   $      573,162   $      811,631   $      365,930
                                 ----------------------------------------------------------------------------------
Total assets                            455,083          309,146          573,162          811,631          365,930
                                 ----------------------------------------------------------------------------------
Net assets                       $      455,083   $      309,146   $      573,162   $      811,631   $      365,930
                                 ==================================================================================
Units outstanding
   NEA Valuebuilder                      72,855           51,139          108,075          123,740           62,882
   AEA Valuebuilder                          43              291           12,563            7,321                4
   NEA Valuebuilder - RID                     -                -            9,268                -            2,401
                                 ----------------------------------------------------------------------------------
Total units                              72,898           51,431          129,906          131,061           65,288
                                 ==================================================================================
Unit value
   NEA Valuebuilder              $         6.24   $         6.00   $         4.42   $         6.07   $         5.61
   AEA Valuebuilder              $         7.87   $         8.29   $         4.40   $         8.30   $         5.58
   NEA Valuebuilder - RID        $            -   $            -   $         4.38   $            -   $         5.56

Mutual funds, at cost            $    1,030,563   $      639,102   $      955,875   $    1,777,743   $      816,210
Mutual fund shares                       72,235           27,676           59,028           62,529           45,288

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                 GOLDMAN SACHS    JANUS ADVISER    JANUS ADVISER
                                   GOVERNMENT      INTECH RISK-    INTERNATIONAL       JENNISON         JENNISON
                                     INCOME        MANAGED CORE       GROWTH          20/20 FOCUS    SMALL COMPANY
                                 ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value        $    2,044,844   $       55,020   $    3,173,460   $      709,293   $      220,235
                                 ----------------------------------------------------------------------------------
Total assets                          2,044,844           55,020        3,173,460          709,293          220,235
                                 ----------------------------------------------------------------------------------
Net assets                       $    2,044,844   $       55,020   $    3,173,460   $      709,293   $      220,235
                                 ==================================================================================
Units outstanding
   NEA Valuebuilder                     196,100            7,878          481,453          115,291           35,286
   AEA Valuebuilder                       3,070              799           19,143              132              140
   NEA Valuebuilder - RID                     -                -           18,702                -                -
                                 ----------------------------------------------------------------------------------
Total units                             199,170            8,676          519,299          115,423           35,427
                                 ==================================================================================
Unit value
   NEA Valuebuilder              $        10.26   $         6.34   $         6.11   $         6.15   $         6.21
   AEA Valuebuilder              $        10.22   $         6.32   $         6.09   $         6.12   $         6.19
   NEA Valuebuilder - RID        $            -   $            -   $         6.07   $            -   $            -

Mutual funds, at cost            $    1,999,777   $       73,329   $    5,915,776   $    1,080,779   $      353,171
Mutual fund shares                      135,858            5,910          117,929           75,376           18,601

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                                                     NEUBERGER         PIMCO
                                   NEUBERGER        NEUBERGER          BERMAN       FOREIGN BOND
                                     BERMAN           BERMAN          SOCIALLY      (U.S. DOLLAR-        PIMCO
                                   CORE BOND         PARTNERS        RESPONSIVE        HEDGED)         HIGH YIELD
                                 ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value        $    5,434,260   $       82,646   $      127,215   $      950,269   $    2,862,961
                                 ----------------------------------------------------------------------------------
Total assets                          5,434,260           82,646          127,215          950,269        2,862,961
                                 ----------------------------------------------------------------------------------
Net assets                       $    5,434,260   $       82,646   $      127,215   $      950,269   $    2,862,961
                                 ==================================================================================
Units outstanding
   NEA Valuebuilder                     545,720           17,022           18,982           86,099          297,634
   AEA Valuebuilder                      30,164                -              985            4,273           14,689
   NEA Valuebuilder - RID                     -                -                -           13,507            4,168
                                 ----------------------------------------------------------------------------------
Total units                             575,885           17,022           19,966          103,879          316,491
                                 ==================================================================================
Unit value
   NEA Valuebuilder              $         9.46   $         4.85   $         6.37   $         9.16   $         9.04
   AEA Valuebuilder              $         9.05   $            -   $         6.34   $         9.12   $         9.72
   NEA Valuebuilder - RID        $            -   $            -   $            -   $         9.09   $         7.54

Mutual funds, at cost            $    5,814,339   $      162,878   $      197,976   $    1,054,994   $    3,940,974
Mutual fund shares                      605,826            8,047           11,586          104,655          427,946

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                     ROYCE                                                           SECURITY ALPHA
                                  OPPORTUNITY       ROYCE VALUE    RS TECHNOLOGY       RS VALUE       OPPORTUNITY
                                 ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value        $      183,354   $    1,128,422   $      150,581   $      263,279   $      403,851
                                 ----------------------------------------------------------------------------------
Total assets                            183,354        1,128,422          150,581          263,279          403,851
                                 ----------------------------------------------------------------------------------
Net assets                       $      183,354   $    1,128,422   $      150,581   $      263,279   $      403,851
                                 ==================================================================================
Units outstanding
   NEA Valuebuilder                      26,428          180,429           27,166           45,590           57,412
   AEA Valuebuilder                           -              112                4              485                -
   NEA Valuebuilder - RID                10,749                -                -              422                -
                                 ----------------------------------------------------------------------------------
Total units                              37,176          180,541           27,171           46,497           57,412
                                 ==================================================================================
Unit value
   NEA Valuebuilder              $         4.94   $         6.25   $         5.54   $         5.66   $         7.04
   AEA Valuebuilder              $            -   $         6.22   $         5.52   $         5.64   $            -
   NEA Valuebuilder - RID        $         4.91   $            -   $            -   $         5.62   $            -

Mutual funds, at cost            $      334,420   $    1,637,552   $      263,427   $      430,902   $      608,115
Mutual fund shares                       33,581          161,203           17,715           17,564           55,780

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                   SECURITY          SECURITY
                                    CAPITAL         DIVERSIFIED      SECURITY          SECURITY         SECURITY
                                  PRESERVATION        INCOME          EQUITY            GLOBAL         HIGH YIELD
                                 ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value        $    4,580,882   $    2,620,631   $      180,739   $    4,455,240   $      965,792
                                 ----------------------------------------------------------------------------------
Total assets                          4,580,882        2,620,631          180,739        4,455,240          965,792
                                 ----------------------------------------------------------------------------------
Net assets                       $    4,580,882   $    2,620,631   $      180,739   $    4,455,240   $      965,792
                                 ==================================================================================
Units outstanding
   NEA Valuebuilder                     568,798          297,404           37,418          563,450          140,032
   AEA Valuebuilder                      17,222            6,053              848            2,717            3,404
   NEA Valuebuilder - RID                     -            1,862                -                -                -
                                 ----------------------------------------------------------------------------------
Total units                             586,021          305,319           38,267          566,167          143,436
                                 ==================================================================================
Unit value
   NEA Valuebuilder              $         7.82   $         8.60   $         4.68   $         7.85   $         6.73
   AEA Valuebuilder              $         7.58   $         8.04   $         6.63   $        11.40   $         6.67
   NEA Valuebuilder - RID        $            -   $         8.06   $            -   $            -   $            -

Mutual funds, at cost            $    5,963,080   $    3,074,047   $      322,114   $    8,018,673   $    1,382,084
Mutual fund shares                      615,710          693,289           54,769          524,763          125,428

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                 SECURITY LARGE    SECURITY MID     SECURITY MID       SECURITY      SECURITY SMALL
                                   CAP VALUE        CAP GROWTH       CAP VALUE         SELECT 25       CAP GROWTH
                                 ----------------------------------------------------------------------------------
Assets:
   Mutual funds, at value        $      863,738   $      797,315   $   14,824,417   $      383,502   $      253,550
                                 ----------------------------------------------------------------------------------
Total assets                            863,738          797,315       14,824,417          383,502          253,550
                                 ----------------------------------------------------------------------------------
Net assets                       $      863,738   $      797,315   $   14,824,417   $      383,502   $      253,550
                                 ==================================================================================
Units outstanding
   NEA Valuebuilder                     132,889          152,958        1,216,593           70,740           46,603
   AEA Valuebuilder                         679            2,484           11,312            1,012            1,091
   NEA Valuebuilder - RID                     -                -              285                -                -
                                 ----------------------------------------------------------------------------------
Total units                             133,568          155,442        1,228,191           71,752           47,693
                                 ==================================================================================
Unit value
   NEA Valuebuilder              $         6.46   $         5.08   $        12.04   $         5.35   $         5.25
   AEA Valuebuilder              $         9.06   $         7.98   $        15.27   $         5.32   $         8.36
   NEA Valuebuilder - RID        $            -   $            -   $         8.59   $            -   $            -

Mutual funds, at cost            $    1,311,035   $    1,711,923   $   22,304,990   $      650,674   $      430,386
Mutual fund shares                      171,377          167,856          747,198           69,224           30,257

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                            T. ROWE PRICE                                     VAN KAMPEN     VAN KAMPEN
                               CAPITAL      T. ROWE PRICE     VAN KAMPEN      EQUITY AND      MID CAP
                             APPRECIATION    GROWTH STOCK      COMSTOCK         INCOME         GROWTH
                            ------------------------------------------------------------------------------
Assets:
   Mutual funds, at value   $     956,566   $   3,114,569   $   7,349,671   $   4,616,304   $     114,035
                            ------------------------------------------------------------------------------
Total assets                      956,566       3,114,569       7,349,671       4,616,304         114,035
                            ------------------------------------------------------------------------------
Net assets                  $     956,566   $   3,114,569   $   7,349,671   $   4,616,304   $     114,035
                            ==============================================================================

Units outstanding
   NEA Valuebuilder               134,045         437,296       1,054,226         513,549          24,913
   AEA Valuebuilder                 1,406          56,417          36,501          17,627             362
   NEA Valuebuilder - RID               -          34,039          35,309               -              98
                            ------------------------------------------------------------------------------
Total units                       135,450         527,751       1,126,036         531,176          25,373
                            ==============================================================================

Unit value
   NEA Valuebuilder         $        7.06   $        5.91   $        6.43   $        8.65   $        4.43
   AEA Valuebuilder         $        7.03   $        5.88   $        9.20   $       10.03   $        8.32
   NEA Valuebuilder - RID   $           -   $        5.86   $        6.64   $           -   $        6.34

Mutual funds, at cost       $   1,368,354   $   4,763,192   $  11,205,581   $   6,139,683   $     157,154
Mutual fund shares                 68,867         163,838         677,389         715,706           7,773

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Net Assets (continued)

                                December 31, 2008

                                             WELLS FARGO                     WELLS FARGO
                             WELLS FARGO      ADVANTAGE      WELLS FARGO      ADVANTAGE
                              ADVANTAGE         LARGE         ADVANTAGE       SMALL CAP
                                GROWTH       COMPANY CORE    OPPORTUNITY        VALUE
                            --------------------------------------------------------------
Assets:
   Mutual funds, at value   $     665,997   $      94,281   $     284,877   $   7,480,817
                            --------------------------------------------------------------
Total assets                      665,997          94,281         284,877       7,480,817
                            --------------------------------------------------------------
Net assets                  $     665,997   $      94,281   $     284,877   $   7,480,817
                            ==============================================================

Units outstanding
   NEA Valuebuilder               127,038          18,977          46,833         679,946
   AEA Valuebuilder                   324              88               -           9,912
   NEA Valuebuilder - RID               -               -               -              50
                            --------------------------------------------------------------
Total units                       127,362          19,064          46,833         689,908
                            ==============================================================

Unit value
   NEA Valuebuilder         $        5.22   $        4.93   $        6.08   $       10.82
   AEA Valuebuilder         $        9.37   $        7.14   $           -   $       12.50
   NEA Valuebuilder - RID   $           -   $           -   $           -   $        7.69

Mutual funds, at cost       $     926,017   $     134,069   $     498,020   $  11,728,752
Mutual fund shares                 38,676           6,466          13,368         418,390

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                            Statements of Operations

                          Year Ended December 31, 2008

                                              AIM             AIM          AIM LARGE      AIM MID CAP      AIM SMALL
                                          BASIC VALUE       DYNAMICS       CAP GROWTH     CORE EQUITY     CAP GROWTH
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       5,527   $           -   $           -   $       7,267   $           -
   Expenses:
     Mortality and expense risk charge         (19,177)           (715)         (6,200)         (7,047)        (20,175)
     Administration charge                      (3,828)           (143)         (1,238)         (1,394)         (3,944)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                   (17,478)           (858)         (7,438)         (1,174)        (24,119)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions               189,306               -               -          33,753          99,249
     Realized capital gain (loss) on
       sales of fund shares                    (63,640)         (1,676)        (11,803)        (45,951)        (21,867)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (1,801,038)        (61,605)       (369,965)       (271,017)     (1,269,129)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (1,675,372)        (63,281)       (381,768)       (283,215)     (1,191,747)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (1,692,850)  $     (64,139)  $    (389,206)  $    (284,389)  $  (1,215,866)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                                            AMERICAN
                                                            AMERICAN        AMERICAN        CENTURY
                                              AIM           CENTURY         CENTURY      INTERNATIONAL      AMERICAN
                                           TECHNOLOGY    EQUITY INCOME      HERITAGE         GROWTH      CENTURY SELECT
                                         -------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $     186,158   $       7,619   $      30,936   $        9,538
   Expenses:
     Mortality and expense risk charge          (1,256)        (45,309)         (9,932)        (20,557)         (12,386)
     Administration charge                        (252)         (8,988)         (1,960)         (4,105)          (2,477)
                                         -------------------------------------------------------------------------------
Net investment income (loss)                    (1,508)        131,861          (4,273)          6,274           (5,325)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -               -               -          11,460                -
     Realized capital gain (loss) on
       sales of fund shares                    (11,447)       (262,420)        (67,181)         11,954          (15,233)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (93,191)     (1,260,959)       (690,110)     (1,581,695)        (779,852)
                                         -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (104,638)     (1,523,379)       (757,291)     (1,558,281)        (795,085)
                                         -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (106,146)  $  (1,391,518)  $    (761,564)  $  (1,552,007)  $     (800,410)
                                         ===============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            AMERICAN        AMERICAN        AMERICAN
                                            CENTURY         CENTURY         CENTURY
                                           STRATEGIC       STRATEGIC       STRATEGIC
                                          ALLOCATION:     ALLOCATION:     ALLOCATION:                    ASTON/OPTIMUM
                                           AGGRESSIVE     CONSERVATIVE      MODERATE       ARIEL FUND       MID CAP
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       5,865   $      17,219   $       8,195   $      33,586   $      14,908
   Expenses:
     Mortality and expense risk charge         (11,244)         (5,352)         (2,926)        (27,860)         (3,958)
     Administration charge                      (2,115)         (1,063)           (580)         (5,479)           (792)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                    (7,494)         10,804           4,689             247          10,158

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                15,425           2,370           1,053               -               -
     Realized capital gain (loss) on
       sales of fund shares                   (609,611)        (44,897)        (59,070)       (415,780)        (13,618)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             157,405         (34,217)        (75,714)     (1,739,912)       (332,151)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (436,781)        (76,744)       (133,731)     (2,155,692)       (345,769)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (444,275)  $     (65,940)  $    (129,042)  $  (2,155,445)  $    (335,611)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                            CALAMOS                                         DREYFUS
                                            CALAMOS        GROWTH AND     CALAMOS HIGH      DREYFUS      GENERAL MONEY
                                             GROWTH          INCOME          YIELD        APPRECIATION       MARKET
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $     221,030   $      33,873   $      50,875   $     132,462
   Expenses:
     Mortality and expense risk charge        (124,984)       (106,126)         (4,667)        (21,082)        (49,767)
     Administration charge                     (24,878)        (21,147)           (862)         (4,191)         (9,839)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                  (149,862)         93,757          28,344          25,602          72,856

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -               -           5,745          86,612               -
     Realized capital gain (loss) on
       sales of fund shares                   (168,846)       (179,731)       (105,092)        (26,174)              -
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (10,350,842)     (5,119,716)        (45,749)     (1,133,490)              -
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments              (10,519,688)     (5,299,447)       (145,096)     (1,073,052)              -
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $ (10,669,550)  $  (5,205,690)  $    (116,752)  $  (1,047,450)  $      72,856
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                               DRYDEN                      FIDELITY ADVISOR
                                            DREYFUS          DREYFUS         SMALL-CAP       FEDERATED         DIVIDEND
                                          MIDCAP VALUE   STRATEGIC VALUE    CORE EQUITY         BOND            GROWTH
                                         -----------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       2,465   $        66,078   $          69   $     134,823   $         16,608
   Expenses:
     Mortality and expense risk charge         (13,766)          (44,827)            (55)        (15,465)           (12,161)
     Administration charge                      (2,746)           (8,808)            (11)         (3,014)            (2,432)
                                         -----------------------------------------------------------------------------------
Net investment income (loss)                   (14,047)           12,443               3         116,344              2,015

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -                 -               -               -             17,424
     Realized capital gain (loss) on
       sales of fund shares                    (33,430)          (92,267)            (41)        (83,834)           (54,104)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (822,983)       (2,629,391)         (2,665)       (283,074)          (868,637)
                                         -----------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (856,413)       (2,721,658)         (2,706)       (366,908)          (905,317)
                                         -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (870,460)  $    (2,709,215)  $      (2,703)  $    (250,564)  $       (903,302)
                                         ===================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                         FIDELITY ADVISOR
                                          INTERNATIONAL                                                               GOLDMAN SACHS
                                             CAPITAL        FIDELITY ADVISOR   FIDELITY ADVISOR   FIDELITY ADVISOR      EMERGING
                                           APPRECIATION         MID CAP           REAL ESTATE     VALUE STRATEGIES   MARKETS EQUITY
                                         -------------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $          1,015   $              -   $         12,760   $          3,361   $        8,916
   Expenses:
     Mortality and expense risk charge             (6,239)            (4,043)            (4,483)           (10,078)          (5,518)
     Administration charge                         (1,247)              (808)              (856)            (1,984)          (1,102)
                                         -------------------------------------------------------------------------------------------
Net investment income (loss)                       (6,471)            (4,851)             7,421             (8,701)           2,296

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                        -              3,850              1,510                  -           93,997
     Realized capital gain (loss) on
       sales of fund shares                       (80,897)           (58,971)           (71,182)           (98,389)        (193,206)
     Change in unrealized
       appreciation/depreciation on
       investments during the year               (451,665)          (311,987)          (288,740)          (762,380)        (419,015)
                                         -------------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                    (532,562)          (367,108)          (358,412)          (860,769)        (518,224)
                                         -------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $       (539,033)  $       (371,959)  $       (350,991)  $       (869,470)  $     (515,928)
                                         ===========================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                         GOLDMAN SACHS   JANUS ADVISER   JANUS ADVISER
                                           GOVERNMENT     INTECH RISK-   INTERNATIONAL     JENNISON       JENNISON
                                             INCOME       MANAGED CORE       GROWTH      20/20 FOCUS   SMALL COMPANY
                                         ----------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      61,947   $         781   $         415   $         -   $       1,093
   Expenses:
     Mortality and expense risk charge         (12,465)           (484)        (28,082)       (5,949)         (3,104)
     Administration charge                      (2,372)            (94)         (5,528)       (1,189)           (579)
                                         ----------------------------------------------------------------------------
Net investment income (loss)                    47,110             203         (33,195)       (7,138)         (2,590)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 8,135               -         537,497           443          16,146
     Realized capital gain (loss) on
       sales of fund shares                    103,547          (8,529)        (93,607)      (24,622)        (33,153)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (50,223)        (17,018)     (2,901,471)     (343,528)       (146,819)
                                         ----------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                   61,459         (25,547)     (2,457,581)     (367,707)       (163,826)
                                         ----------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     108,569   $     (25,344)  $  (2,490,776)  $  (374,845)  $    (166,416)
                                         ============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                                           NEUBERGER         PIMCO
                                           NEUBERGER       NEUBERGER        BERMAN       FOREIGN BOND
                                             BERMAN         BERMAN          SOCIALLY     (U.S. DOLLAR-      PIMCO
                                           CORE BOND       PARTNERS        RESPONSIVE       HEDGED)       HIGH YIELD
                                       --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $     246,315   $         409   $         883   $      23,531   $     252,659
   Expenses:
     Mortality and expense risk charge         (46,193)         (1,454)         (1,401)         (5,783)        (24,720)
     Administration charge                      (8,983)           (291)           (278)         (1,093)         (4,815)
                                       --------------------------------------------------------------------------------
Net investment income (loss)                   191,139          (1,336)           (796)         16,655         223,124

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -           1,328           1,980          51,759               -
     Realized capital gain (loss) on
       sales of fund shares                   (124,746)        (32,174)        (16,856)        (20,378)       (128,515)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (437,797)        (79,692)        (78,473)       (105,273)     (1,001,132)
                                       --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (562,543)       (110,538)        (93,349)        (73,892)     (1,129,647)
                                       --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (371,404)  $    (111,874)  $     (94,145)  $     (57,237)  $    (906,523)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                             ROYCE                                                       SECURITY ALPHA
                                          OPPORTUNITY     ROYCE VALUE    RS TECHNOLOGY      RS VALUE       OPPORTUNITY
                                         -------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $       1,035   $           -   $         450   $         617   $            -
   Expenses:
     Mortality and expense risk charge          (1,483)         (7,111)         (1,487)         (4,837)          (7,512)
     Administration charge                        (292)         (1,422)           (298)           (959)          (1,503)
                                         -------------------------------------------------------------------------------
Net investment income (loss)                      (740)         (8,533)         (1,335)         (5,179)          (9,015)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 9,257               -           1,399           4,531                -
     Realized capital gain (loss) on
       sales of fund shares                    (20,780)        (32,982)        (26,898)       (142,591)        (334,980)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (106,125)       (437,558)       (108,044)       (108,559)         (59,873)
                                         -------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (117,648)       (470,540)       (133,543)       (246,619)        (394,853)
                                         -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (118,388)  $    (479,073)  $    (134,878)  $    (251,798)  $     (403,868)
                                         ===============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                            SECURITY        SECURITY
                                            CAPITAL       DIVERSIFIED                                           SECURITY
                                          PRESERVATION       INCOME      SECURITY EQUITY   SECURITY GLOBAL     HIGH YIELD
                                       ------------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $     230,124   $     117,779   $           486   $        10,910   $      96,062
   Expenses:
     Mortality and expense risk charge         (44,393)        (16,777)           (1,727)          (47,216)        (12,443)
     Administration charge                      (8,806)         (3,333)             (342)           (9,429)         (2,472)
                                       ------------------------------------------------------------------------------------
Net investment income (loss)                   176,925          97,669            (1,583)          (45,735)         81,147

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -               -               648            31,691               -
     Realized capital gain (loss) on
       sales of fund shares                   (189,779)        (36,755)           (3,504)         (415,037)       (257,878)
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (1,019,288)       (376,924)          (98,970)       (2,455,304)       (305,228)
                                       ------------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments               (1,209,067)       (413,679)         (101,826)       (2,838,650)       (563,106)
                                       ------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $  (1,032,142)  $    (316,010)  $      (103,409)  $    (2,884,385)  $    (481,959)
                                         ==================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                         SECURITY LARGE    SECURITY MID    SECURITY MID      SECURITY     SECURITY SMALL
                                           CAP VALUE        CAP GROWTH      CAP VALUE       SELECT 25       CAP GROWTH
                                         --------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $        8,688   $           -   $      88,243   $           -   $            -
   Expenses:
     Mortality and expense risk charge          (12,747)         (8,726)       (140,337)         (4,146)          (2,766)
     Administration charge                       (2,544)         (1,735)        (27,979)           (827)            (550)
                                         --------------------------------------------------------------------------------
Net investment income (loss)                     (6,603)        (10,461)        (80,073)         (4,973)          (3,316)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                  6,516           8,109       1,694,262               -            1,918
     Realized capital gain (loss) on
       sales of fund shares                    (149,760)       (103,541)       (537,254)        (27,233)          (5,893)
     Change in unrealized
       appreciation/depreciation on
       investments during the year             (595,324)       (443,574)     (7,011,156)       (207,186)        (227,412)
                                         --------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                  (738,568)       (539,006)     (5,854,148)       (234,419)        (231,387)
                                         --------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $     (745,171)  $    (549,467)  $  (5,934,221)  $    (239,392)  $     (234,703)
                                         ================================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                         T. ROWE PRICE                                     VAN KAMPEN     VAN KAMPEN
                                            CAPITAL      T. ROWE PRICE     VAN KAMPEN      EQUITY AND      MID CAP
                                          APPRECIATION    GROWTH STOCK      COMSTOCK         INCOME         GROWTH
                                         ------------------------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $      22,065   $       1,546   $     206,620   $     186,421   $           -
   Expenses:
     Mortality and expense risk charge          (9,800)        (27,362)        (73,414)        (50,650)         (1,468)
     Administration charge                      (1,867)         (5,161)        (14,436)        (10,003)           (291)
                                         ------------------------------------------------------------------------------
Net investment income (loss)                    10,398         (30,977)        118,770         125,768          (1,759)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                 9,085          10,820          89,039           7,544           1,231
     Realized capital gain (loss) on
       sales of fund shares                   (136,756)       (129,809)       (348,070)       (376,426)         13,355
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (260,428)     (1,736,732)     (4,047,310)     (1,624,925)       (120,629)
                                         ------------------------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (388,099)     (1,855,721)     (4,306,341)     (1,993,807)       (106,043)
                                         ------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (377,701)  $  (1,886,698)  $  (4,187,571)  $  (1,868,039)  $    (107,802)
                                         ==============================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                      Statements of Operations (continued)

                          Year Ended December 31, 2008

                                                          WELLS FARGO                     WELLS FARGO
                                          WELLS FARGO      ADVANTAGE      WELLS FARGO      ADVANTAGE
                                           ADVANTAGE         LARGE         ADVANTAGE       SMALL CAP
                                             GROWTH       COMPANY CORE    OPPORTUNITY        VALUE
                                         --------------------------------------------------------------
Investment income (loss):
   Dividend distributions                $           -   $       1,439   $           -   $           -
   Expenses:
     Mortality and expense risk charge          (6,604)         (1,046)         (3,048)        (70,799)
     Administration charge                      (1,320)           (209)           (610)        (14,085)
                                         --------------------------------------------------------------
Net investment income (loss)                    (7,924)            184          (3,658)        (84,884)

Net realized and unrealized capital
   gain (loss) on investments:
     Capital gains distributions                     -               -               -               -
     Realized capital gain (loss) on
       sales of fund shares                     (9,815)          3,846         (21,304)       (140,512)
     Change in unrealized
       appreciation/depreciation on
       investments during the year            (433,405)        (65,395)       (163,098)     (4,232,608)
                                         --------------------------------------------------------------
Net realized and unrealized capital
   gain (loss) on investments                 (443,220)        (61,549)       (184,402)     (4,373,120)
                                         --------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                       $    (451,144)  $     (61,365)  $    (188,060)  $  (4,458,004)
                                         ==============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2008 and 2007

                                           AIM BASIC VALUE                 AIM DYNAMICS
                                          2008           2007           2008           2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (17,478)  $    (30,150)  $       (858)  $     (2,361)
     Capital gains distributions           189,306        484,176              -              -
     Realized capital gain (loss)
       on sales of fund shares             (63,640)       138,254         (1,676)        14,968
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (1,801,038)      (572,637)       (61,605)         8,872
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (1,692,850)        19,643        (64,139)        21,479

   From contract owner
     transactions:
     Variable annuity deposits             241,907        309,685          6,934         50,342
     Contract owner maintenance
       charges                             (13,054)       (19,158)          (772)        (1,050)
     Terminations and withdrawals         (152,292)      (294,919)        (9,970)       (14,872)
     Transfers between
       subaccounts, net                   (121,139)      (312,383)       (62,984)       (29,682)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (44,578)      (316,775)       (66,792)         4,738
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                               (1,737,428)      (297,132)      (130,931)        26,217
Net assets at beginning of year          3,291,004      3,588,136        188,760        162,543
                                      ----------------------------------------------------------
Net assets at end of year             $  1,553,576   $  3,291,004   $     57,829   $    188,760
                                    ============================================================

                                          AIM LARGE CAP GROWTH        AIM MID CAP CORE EQUITY
                                          2008           2007           2008           2007
                                      ----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (7,438)  $     (7,847)  $     (1,174)  $      3,352
     Capital gains distributions                 -              -         33,753        169,584
     Realized capital gain (loss)
       on sales of fund shares             (11,803)        28,852        (45,951)         3,495
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (369,965)        92,856       (271,017)       (90,657)
                                      ----------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (389,206)       113,861       (284,389)        85,774

   From contract owner
     transactions:
     Variable annuity deposits             178,570        132,040        106,634        124,506
     Contract owner maintenance
       charges                              (4,664)        (5,654)        (4,716)        (5,514)
     Terminations and withdrawals          (46,929)       (93,235)       (68,646)       (48,855)
     Transfers between
       subaccounts, net                     (7,349)       (87,720)       (67,749)       (76,368)
                                      ----------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          119,628        (54,569)       (34,479)        (6,231)
                                      ----------------------------------------------------------
Net increase (decrease) in net
   assets                                 (269,578)        59,292       (318,868)        79,543
Net assets at beginning of year            910,866        851,574      1,038,311        958,768
                                      ----------------------------------------------------------
Net assets at end of year             $    641,288   $    910,866   $    719,443   $  1,038,311
                                    ============================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                           AIM SMALL CAP GROWTH                  AIM TECHNOLOGY
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (24,119)    $    (21,833)     $     (1,508)    $     (2,043)
     Capital gains distributions             99,249          260,958                 -                -
     Realized capital gain (loss)
       on sales of fund shares              (21,867)          67,694           (11,447)           5,880
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (1,269,129)         (79,859)          (93,191)          (6,895)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (1,215,866)         226,960          (106,146)          (3,058)

   From contract owner
     transactions:
     Variable annuity deposits              367,276          201,487            26,016           40,770
     Contract owner maintenance
       charges                              (14,709)         (12,071)             (912)          (1,210)
     Terminations and withdrawals          (126,350)         (48,323)           (9,773)         (18,969)
     Transfers between
       subaccounts, net                     439,150          (47,676)         (132,854)         144,998
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           665,367           93,417          (117,523)         165,589
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (550,499)         320,377          (223,669)         162,530
Net assets at beginning of year           2,636,689        2,316,312           343,976          181,446
                                       -----------------------------------------------------------------
Net assets at end of year              $  2,086,190     $  2,636,689      $    120,307     $    343,976
                                       =================================================================

                                       AMERICAN CENTURY EQUITY INCOME       AMERICAN CENTURY HERITAGE
                                           2008              2007              2008             2007
                                       -------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     131,861     $    101,730      $     (4,273)     $     (6,916)
     Capital gains distributions                   -          623,168                 -            57,839
     Realized capital gain (loss)
       on sales of fund shares              (262,420)         131,125           (67,181)           46,658
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (1,260,959)        (795,738)         (690,110)          169,534
                                       -------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (1,391,518)          60,285          (761,564)          267,115

   From contract owner
     transactions:
     Variable annuity deposits               670,141        1,036,602           224,903           117,032
     Contract owner maintenance
       charges                               (36,030)         (45,475)           (8,828)           (4,274)
     Terminations and withdrawals           (350,048)        (300,480)         (124,788)          (23,735)
     Transfers between
       subaccounts, net                     (972,361)        (585,731)          (23,729)          780,189
                                       -------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (688,298)         104,915            67,558           869,212
                                       -------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (2,079,816)         165,201          (694,006)        1,136,327
Net assets at beginning of year            7,177,190        7,011,989         1,555,395           419,068
                                       -------------------------------------------------------------------
Net assets at end of year              $   5,097,374     $  7,177,190      $    861,389      $  1,555,395
                                       ===================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                             AMERICAN CENTURY
                                           INTERNATIONAL GROWTH             AMERICAN CENTURY SELECT
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $      6,274     $    (15,168)     $     (5,325)    $    (18,594)
     Capital gains distributions             11,460          172,290                 -          151,956
     Realized capital gain (loss)
       on sales of fund shares               11,954          175,686           (15,233)          71,003
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (1,581,695)          66,489          (779,852)         164,588
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (1,552,007)         399,297          (800,410)         368,953

   From contract owner
     transactions:
     Variable annuity deposits              438,276          426,809           154,943          216,051
     Contract owner maintenance
       charges                              (12,486)         (16,062)           (6,425)          (8,741)
     Terminations and withdrawals          (130,641)        (214,601)          (63,591)         (76,803)
     Transfers between
       subaccounts, net                    (347,929)         109,210          (140,665)        (482,402)
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (52,780)         305,356           (55,738)        (351,895)
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,604,787)         704,653          (856,148)          17,058
Net assets at beginning of year           3,433,453        2,728,800         2,028,669        2,011,611
                                       -----------------------------------------------------------------
Net assets at end of year              $  1,828,666     $  3,433,453      $  1,172,521     $  2,028,669
                                    ====================================================================

                                        AMERICAN CENTURY STRATEGIC         AMERICAN CENTURY STRATEGIC
                                          ALLOCATION: AGGRESSIVE            ALLOCATION: CONSERVATIVE
                                           2008             2007              2008              2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     (7,494)    $     29,188      $     10,804      $      2,715
     Capital gains distributions             15,425          472,239             2,370             8,794
     Realized capital gain (loss)
       on sales of fund shares             (609,611)           2,236           (44,897)           25,603
     Change in unrealized
       appreciation/depreciation on
       investments during the year          157,405         (386,285)          (34,217)           (4,999)
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (444,275)         117,378           (65,940)           32,113

   From contract owner
     transactions:
     Variable annuity deposits              240,491          334,885            52,695             1,570
     Contract owner maintenance
       charges                               (6,220)          (8,581)           (3,248)             (352)
     Terminations and withdrawals           (27,581)         (39,512)          (40,991)           (4,292)
     Transfers between
       subaccounts, net                  (3,654,189)       3,876,180          (719,777)        1,241,582
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        (3,447,499)       4,162,972          (711,321)        1,238,508
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (3,891,774)       4,280,350          (777,261)        1,270,621
Net assets at beginning of year           4,280,350                -         1,270,621                 -
                                       ------------------------------------------------------------------
Net assets at end of year              $    388,576     $  4,280,350      $    493,360      $  1,270,621
                                    =====================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                        AMERICAN CENTURY STRATEGIC
                                           ALLOCATION: MODERATE                    ARIEL FUND
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $      4,689     $      2,242      $        247     $    (36,886)
     Capital gains distributions              1,053           34,592                 -          453,918
     Realized capital gain (loss)
       on sales of fund shares              (59,070)          19,100          (415,780)          69,947
     Change in unrealized
       appreciation/depreciation on
       investments during the year          (75,714)         (23,770)       (1,739,912)        (599,293)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (129,042)          32,164        (2,155,445)        (112,314)

   From contract owner
     transactions:
     Variable annuity deposits               50,328           21,477           430,378          609,099
     Contract owner maintenance
       charges                               (1,717)          (1,154)          (21,707)         (34,594)
     Terminations and withdrawals            (7,600)          (3,595)         (151,119)        (200,776)
     Transfers between
       subaccounts, net                      39,907          303,886          (997,642)      (1,052,634)
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            80,918          320,614          (740,090)        (678,906)
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                   (48,124)         352,778        (2,895,535)        (791,219)
Net assets at beginning of year             356,139            3,361         4,997,402        5,788,621
                                       -----------------------------------------------------------------
Net assets at end of year              $    308,015     $    356,139      $  2,101,867     $  4,997,402
                                       =================================================================

                                          ASTON/OPTIMUM MID CAP                  CALAMOS GROWTH
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     10,158     $     19,728      $   (149,862)     $   (176,488)
     Capital gains distributions                  -                -                 -         2,372,488
     Realized capital gain (loss)
       on sales of fund shares              (13,618)             690          (168,846)          416,567
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (332,151)          (4,888)      (10,350,842)        1,233,287
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (335,611)          15,530       (10,669,550)        3,845,854

   From contract owner
     transactions:
     Variable annuity deposits              157,282           15,720         2,078,771         2,350,451
     Contract owner maintenance
       charges                               (1,941)            (776)          (89,057)         (110,376)
     Terminations and withdrawals           (23,214)          (2,298)         (591,713)         (738,720)
     Transfers between
       subaccounts, net                     463,124          243,210        (1,055,186)       (2,477,752)
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           595,251          255,856           342,815          (976,397)
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                   259,640          271,386       (10,326,735)        2,869,457
Net assets at beginning of year             300,099           28,713        20,909,526        18,040,069
                                       ------------------------------------------------------------------
Net assets at end of year              $    559,739     $    300,099      $ 10,582,791      $ 20,909,526
                                       ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                        CALAMOS GROWTH AND INCOME              CALAMOS HIGH YIELD
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     93,757     $    108,580      $     28,344     $     12,862
     Capital gains distributions                  -        1,183,873             5,745            2,864
     Realized capital gain (loss)
       on sales of fund shares             (179,731)         232,015          (105,092)             929
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (5,119,716)        (222,323)          (45,749)         (10,379)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (5,205,690)       1,302,145          (116,752)           6,276

   From contract owner
     transactions:
     Variable annuity deposits            1,351,098        1,948,942            54,256           11,488
     Contract owner maintenance
       charges                              (77,144)         (95,468)           (2,998)            (840)
     Terminations and withdrawals          (557,091)        (754,272)          (32,324)             (84)
     Transfers between
       subaccounts, net                    (980,023)      (1,667,525)          127,197          132,848
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (263,160)        (568,323)          146,131          143,412
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                (5,468,850)         733,822            29,379          149,688
Net assets at beginning of year          16,516,483       15,782,661           173,837           24,149
                                       -----------------------------------------------------------------

Net assets at end of year              $ 11,047,633     $ 16,516,483      $    203,216     $    173,837
                                       =================================================================

                                           DREYFUS APPRECIATION           DREYFUS GENERAL MONEY MARKET
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $     25,602     $     15,730      $     72,856      $     84,357
     Capital gains distributions             86,612           91,389                 -                 -
     Realized capital gain (loss)
       on sales of fund shares              (26,174)          91,357                 -                 -
     Change in unrealized
       appreciation/depreciation on
       investments during the year       (1,133,490)         (22,648)                -                 -
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations          (1,047,450)         175,828            72,856            84,357

   From contract owner
     transactions:
     Variable annuity deposits              309,439          411,445         1,052,092         1,810,691
     Contract owner maintenance
       charges                              (13,551)         (15,302)          (71,282)          (22,646)
     Terminations and withdrawals          (148,005)        (141,958)       (1,368,342)         (589,788)
     Transfers between
       subaccounts, net                    (236,843)        (219,124)        5,301,235           133,824
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           (88,960)          35,061         4,913,703         1,332,081
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                (1,136,410)         210,889         4,986,559         1,416,438
Net assets at beginning of year           3,215,287        3,004,398         3,096,013         1,679,575
                                       ------------------------------------------------------------------

Net assets at end of year              $  2,078,877     $  3,215,287      $  8,082,572      $  3,096,013
                                       ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                           DREYFUS MIDCAP VALUE             DREYFUS STRATEGIC VALUE
                                          2008              2007             2008              2007
                                       -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $    (14,047)    $    (16,563)     $     12,443     $        619
     Capital gains distributions                  -          356,680                 -          284,085
     Realized capital gain (loss)
       on sales of fund shares              (33,430)          60,176           (92,267)          53,968
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (822,983)        (306,408)       (2,629,391)        (150,990)
                                       -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (870,460)          93,885        (2,709,215)         187,682

   From contract owner
     transactions:
     Variable annuity deposits              223,057          284,555         1,124,764          792,210
     Contract owner maintenance
       charges                               (9,395)         (10,912)          (39,929)         (31,778)
     Terminations and withdrawals          (141,418)        (143,223)         (239,208)        (208,125)
     Transfers between
       subaccounts, net                     (35,419)        (133,654)        2,158,410          774,175
                                       -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            36,825           (3,234)        3,004,037        1,326,482
                                       -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (833,635)          90,651           294,822        1,514,164
Net assets at beginning of year           2,141,220        2,050,569         5,119,797        3,605,633
                                       -----------------------------------------------------------------
Net assets at end of year              $  1,307,585     $  2,141,220      $  5,414,619     $  5,119,797
                                       =================================================================

                                       DRYDEN SMALL-CAP CORE EQUITY              FEDERATED BOND
                                          2008              2007              2008             2007
                                       ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)      $          3     $        (41)     $    116,344      $     55,574
     Capital gains distributions                  -                -                 -                 -
     Realized capital gain (loss)
       on sales of fund shares                  (41)              12           (83,834)          (17,421)
     Change in unrealized
       appreciation/depreciation on
       investments during the year           (2,665)            (309)         (283,074)           (1,551)
                                       ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations              (2,703)            (338)         (250,564)           36,602

   From contract owner
     transactions:
     Variable annuity deposits                5,270               42           204,676           177,270
     Contract owner maintenance
       charges                                  (43)              (9)          (12,358)           (6,066)
     Terminations and withdrawals               (20)               -          (179,351)          (36,548)
     Transfers between
       subaccounts, net                       2,822            4,886         1,029,975         1,034,472
                                       ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                             8,029            4,919         1,042,942         1,169,128
                                       ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                     5,326            4,581           792,378         1,205,730
Net assets at beginning of year               4,581                -         1,458,679           252,949
                                       ------------------------------------------------------------------
Net assets at end of year              $      9,907     $      4,581      $  2,251,057      $  1,458,679
                                       ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                              FIDELITY ADVISOR              FIDELITY ADVISOR INTERNATIONAL
                                              DIVIDEND GROWTH                    CAPITAL APPRECIATION
                                           2008              2007               2008              2007
                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $       2,015      $     (10,795)     $     (6,471)    $     (11,723)
     Capital gains distributions             17,424            134,021                 -           261,320
     Realized capital gain (loss)
       on sales of fund shares              (54,104)           110,848           (80,897)           60,761
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (868,637)          (237,003)         (451,665)         (252,403)
                                      ---------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (903,302)            (2,929)         (539,033)           57,955

   From contract owner
     transactions:
     Variable annuity deposits              267,428            212,232               536             6,902
     Contract owner maintenance
       charges                               (8,797)           (12,071)           (3,303)           (6,018)
     Terminations and withdrawals           (87,759)           (91,416)          (47,874)          (59,074)
     Transfers between
       subaccounts, net                    (142,318)          (525,283)          (72,828)         (384,530)
                                      ---------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            28,554           (416,538)         (123,469)         (442,720)
                                      ---------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (874,748)          (419,467)         (662,502)         (384,765)
Net assets at beginning of year           2,002,894          2,422,361         1,117,585         1,502,350
                                      ---------------------------------------------------------------------
Net assets at end of year             $   1,128,146      $   2,002,894      $    455,083     $   1,117,585
                                      =====================================================================

                                         FIDELITY ADVISOR MID CAP         FIDELITY ADVISOR REAL ESTATE
                                          2008             2007              2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (4,851)    $     (6,715)     $      7,421      $     (2,274)
     Capital gains distributions             3,850          106,564             1,510            28,030
     Realized capital gain (loss)
       on sales of fund shares             (58,971)          14,081           (71,182)          (52,831)
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (311,987)         (62,322)         (288,740)          (88,732)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (371,959)          51,608          (350,991)         (115,807)

   From contract owner
     transactions:
     Variable annuity deposits              67,186           80,050            84,097            99,150
     Contract owner maintenance
       charges                              (2,501)          (4,714)           (3,588)           (2,462)
     Terminations and withdrawals          (35,599)        (116,771)          (45,219)          (17,995)
     Transfers between
       subaccounts, net                    (47,779)          (5,956)          559,496           154,590
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (18,693)         (47,391)          594,786           233,283
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (390,652)           4,217           243,795           117,476
Net assets at beginning of year            699,798          695,581           329,367           211,891
                                      ------------------------------------------------------------------
Net assets at end of year             $    309,146     $    699,798      $    573,162      $    329,367
                                      ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                             FIDELITY ADVISOR                GOLDMAN SACHS EMERGING
                                             VALUE STRATEGIES                   MARKETS EQUITY
                                          2008             2007              2008             2007
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (8,701)    $    (17,276)     $      2,296     $     (1,574)
     Capital gains distributions                 -          283,251            93,997           93,211
     Realized capital gain (loss)
       on sales of fund shares             (98,389)          28,340          (193,206)          19,330
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (762,380)        (223,967)         (419,015)         (32,100)
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (869,470)          70,348          (515,928)          78,867

   From contract owner
     transactions:
     Variable annuity deposits             150,467          201,249           174,988           95,037
     Contract owner maintenance
       charges                              (7,529)          (9,790)           (4,243)          (2,306)
     Terminations and withdrawals          (85,092)        (121,905)          (28,916)          (7,329)
     Transfers between
       subaccounts, net                   (122,623)        (167,063)            8,250          534,097
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (64,777)         (97,509)          150,079          619,499
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (934,247)         (27,161)         (365,849)         698,366
Net assets at beginning of year          1,745,878        1,773,039           731,779           33,413
                                      -----------------------------------------------------------------
Net assets at end of year             $    811,631     $  1,745,878      $    365,930     $    731,779
                                      =================================================================

                                             GOLDMAN SACHS                   JANUS ADVISER INTECH
                                           GOVERNMENT INCOME                   RISK-MANAGED CORE
                                          2008             2007              2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     47,110     $     69,015      $        203      $        187
     Capital gains distributions             8,135                -                 -             2,531
     Realized capital gain (loss)
       on sales of fund shares             103,547           31,498            (8,529)              996
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (50,223)          98,085           (17,018)             (981)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            108,569          198,598           (25,344)            2,733

   From contract owner
     transactions:
     Variable annuity deposits             150,980          280,335             6,539            32,242
     Contract owner maintenance
       charges                              (8,563)         (12,738)             (315)             (335)
     Terminations and withdrawals          (92,199)         (71,228)           (1,134)           (1,875)
     Transfers between
       subaccounts, net                 (1,139,327)         487,496           (15,150)           10,414
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (1,089,109)         683,865           (10,060)           40,446
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (980,540)         882,463           (35,404)           43,179
Net assets at beginning of year          3,025,384        2,142,921            90,424            47,245
                                      ------------------------------------------------------------------
Net assets at end of year             $  2,044,844     $  3,025,384      $     55,020      $     90,424
                                      ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                             JANUS ADVISER
                                          INTERNATIONAL GROWTH               JENNISON 20/20 FOCUS
                                          2008             2007              2008             2007
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (33,195)    $     15,865      $     (7,138)    $     (1,943)
     Capital gains distributions           537,497          146,431               443           32,527
     Realized capital gain (loss)
       on sales of fund shares             (93,607)          15,597           (24,622)              96
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (2,901,471)         155,910          (343,528)         (27,977)
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (2,490,776)         333,803          (374,845)           2,703

   From contract owner
     transactions:
     Variable annuity deposits             926,891          544,248           194,608           47,038
     Contract owner maintenance
       charges                             (20,643)          (7,891)           (2,545)            (553)
     Terminations and withdrawals         (152,213)         (66,881)          (34,693)          (2,789)
     Transfers between
       subaccounts, net                  1,759,937        2,085,249           107,633          765,122
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        2,513,972        2,554,725           265,003          808,818
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                   23,196        2,888,528          (109,842)         811,521
Net assets at beginning of year          3,150,264          261,736           819,135            7,614
                                      -----------------------------------------------------------------
Net assets at end of year             $  3,173,460     $  3,150,264      $    709,293     $    819,135
                                      =================================================================

                                         JENNISON SMALL COMPANY           NEUBERGER BERMAN CORE BOND
                                          2008             2007              2008             2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (2,590)    $    (15,242)     $    191,139      $    151,736
     Capital gains distributions            16,146           82,931                 -                 -
     Realized capital gain (loss)
       on sales of fund shares             (33,153)          52,454          (124,746)         (148,399)
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (146,819)          27,660          (437,797)          100,188
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (166,416)         147,803          (371,404)          103,525

   From contract owner
     transactions:
     Variable annuity deposits              57,169          413,319           682,222           617,629
     Contract owner maintenance
       charges                              (1,749)         (11,482)          (36,974)          (23,442)
     Terminations and withdrawals           (4,209)         (53,314)         (467,261)         (283,954)
     Transfers between
       subaccounts, net                   (409,114)      (1,299,257)        1,638,659          (389,053)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         (357,903)        (950,734)        1,816,646           (78,821)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (524,319)        (802,931)        1,445,242            24,705
Net assets at beginning of year            744,554        1,547,485         3,989,018         3,964,313
                                      ------------------------------------------------------------------
Net assets at end of year             $    220,235     $    744,554      $  5,434,260      $  3,989,018
                                      ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                               NEUBERGER BERMAN
                                       NEUBERGER BERMAN PARTNERS             SOCIALLY RESPONSIVE
                                          2008             2007              2008             2007
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (1,336)    $     (1,073)     $       (796)    $       (777)
     Capital gains distributions             1,328            8,207             1,980            9,540
     Realized capital gain (loss)
       on sales of fund shares             (32,174)           1,118           (16,856)           1,063
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (79,692)             393           (78,473)           1,708
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (111,874)           8,645           (94,145)          11,534

   From contract owner
     transactions:
     Variable annuity deposits              31,297           20,415            36,233           72,023
     Contract owner maintenance
       charges                              (1,712)          (1,993)             (847)          (1,053)
     Terminations and withdrawals           (5,694)         (12,557)           (2,535)         (48,128)
     Transfers between
       subaccounts, net                    (64,045)         150,082           (71,912)          96,634
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          (40,154)         155,947           (39,061)         119,476
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (152,028)         164,592          (133,206)         131,010
Net assets at beginning of year            234,674           70,082           260,421          129,411
                                      -----------------------------------------------------------------
Net assets at end of year             $     82,646     $    234,674      $    127,215     $    260,421
                                      =================================================================

                                           PIMCO FOREIGN BOND
                                          (U.S. DOLLAR-HEDGED)                 PIMCO HIGH YIELD
                                          2008             2007              2008             2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     16,655     $      3,611      $    223,124      $    215,147
     Capital gains distributions            51,759                -                 -             2,289
     Realized capital gain (loss)
       on sales of fund shares             (20,378)          (6,960)         (128,515)            6,847
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (105,273)             992        (1,001,132)         (140,241)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations            (57,237)          (2,357)         (906,523)           84,042

   From contract owner
     transactions:
     Variable annuity deposits              79,635           49,148           398,357           545,651
     Contract owner maintenance
       charges                              (3,903)          (1,235)          (17,906)          (19,051)
     Terminations and withdrawals          (44,098)          (8,311)         (202,221)         (212,172)
     Transfers between
       subaccounts, net                    910,108         (424,370)         (189,586)         (131,445)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          941,742         (384,768)          (11,356)          182,983
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  884,505         (387,125)         (917,879)          267,025
Net assets at beginning of year             65,764          452,889         3,780,840         3,513,815
                                      ------------------------------------------------------------------
Net assets at end of year             $    950,269     $     65,764      $  2,862,961      $  3,780,840
                                      ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                           ROYCE OPPORTUNITY                     ROYCE VALUE
                                          2008             2007              2008             2007
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $       (740)    $       (697)     $     (8,533)    $      5,423
     Capital gains distributions             9,257           28,838                 -           40,442
     Realized capital gain (loss)
       on sales of fund shares             (20,780)            (170)          (32,982)          (4,485)
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (106,125)         (45,148)         (437,558)         (71,309)
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (118,388)         (17,177)         (479,073)         (29,929)

   From contract owner
     transactions:
     Variable annuity deposits              14,734           23,747           523,205          311,203
     Contract owner maintenance
       charges                              (1,182)            (848)           (5,991)          (2,382)
     Terminations and withdrawals          (15,699)          (2,145)          (15,366)          (2,952)
     Transfers between
       subaccounts, net                     95,751          176,926           437,112          378,462
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           93,604          197,680           938,960          684,331
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (24,784)         180,503           459,887          654,402
Net assets at beginning of year            208,138           27,635           668,535           14,133
                                      -----------------------------------------------------------------
Net assets at end of year             $    183,354     $    208,138      $  1,128,422     $    668,535
                                      =================================================================

                                             RS TECHNOLOGY                         RS VALUE
                                          2008             2007              2008             2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (1,335)    $       (159)     $     (5,179)     $       (987)
     Capital gains distributions             1,399            4,329             4,531            34,116
     Realized capital gain (loss)
       on sales of fund shares             (26,898)              17          (142,591)               18
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (108,044)          (4,881)         (108,559)          (57,830)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (134,878)            (694)         (251,798)          (24,683)

   From contract owner
     transactions:
     Variable annuity deposits              51,157            3,317           124,046           114,967
     Contract owner maintenance
       charges                              (1,054)            (285)           (4,469)           (2,317)
     Terminations and withdrawals          (24,075)               -           (51,395)          (63,027)
     Transfers between
       subaccounts, net                     32,886          216,376        (1,054,010)        1,412,459
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                           58,914          219,407          (985,828)        1,462,082
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  (75,964)         218,714        (1,237,626)        1,437,399
Net assets at beginning of year            226,545            7,831         1,500,905            63,506
                                      ------------------------------------------------------------------
Net assets at end of year             $    150,581     $    226,545      $    263,279      $  1,500,905
                                      ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                       SECURITY ALPHA OPPORTUNITY       SECURITY CAPITAL PRESERVATION
                                          2008             2007             2008              2007
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (9,015)    $     (2,442)     $    176,925     $    286,468
     Capital gains distributions                 -          171,996                 -                -
     Realized capital gain (loss)
       on sales of fund shares            (334,980)          (6,073)         (189,779)         (67,649)
     Change in unrealized
       appreciation/depreciation on
       investments during the year         (59,873)        (144,391)       (1,019,288)        (255,373)
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (403,868)          19,090        (1,032,142)         (36,554)

   From contract owner
     transactions:
     Variable annuity deposits             103,138            4,496           470,635          927,421
     Contract owner maintenance
       charges                              (5,873)          (1,798)          (32,826)         (37,330)
     Terminations and withdrawals          (13,147)          (4,366)         (461,041)        (330,256)
     Transfers between
       subaccounts, net                   (232,460)         938,639        (1,310,313)      (1,499,801)
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         (148,342)         936,971        (1,333,545)        (939,968)
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (552,210)         956,061        (2,365,687)        (976,520)
Net assets at beginning of year            956,061                -         6,946,569        7,923,089
                                      -----------------------------------------------------------------
Net assets at end of year             $    403,851     $    956,061      $  4,580,882     $  6,946,569
                                      =================================================================

                                      SECURITY DIVERSIFIED INCOME              SECURITY EQUITY
                                         2008              2007              2008             2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     97,669     $     81,219      $     (1,583)     $     (2,574)
     Capital gains distributions                 -                -               648            38,665
     Realized capital gain (loss)
       on sales of fund shares             (36,755)         (13,742)           (3,504)            3,555
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (376,924)         (34,112)          (98,970)          (55,061)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (316,010)          33,365          (103,409)          (15,415)

   From contract owner
     transactions:
     Variable annuity deposits             218,948          254,219            44,895            46,315
     Contract owner maintenance
       charges                             (13,317)         (14,273)           (1,562)           (2,233)
     Terminations and withdrawals         (168,736)        (154,658)           (6,134)          (36,941)
     Transfers between
       subaccounts, net                    779,268         (429,398)           (2,804)          (30,619)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          816,163         (344,110)           34,395           (23,479)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                  500,153         (310,745)          (69,014)          (38,893)
Net assets at beginning of year          2,120,478        2,431,223           249,753           288,646
                                      ------------------------------------------------------------------
Net assets at end of year             $  2,620,631     $  2,120,478      $    180,739      $    249,753
                                      ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                           SECURITY
                                             SECURITY GLOBAL              HIGH YIELD
                                          2008              2007             2008
                                      ------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (45,735)    $    (51,937)     $     81,147
     Capital gains distributions            31,691        2,450,700                 -
     Realized capital gain (loss)
       on sales of fund shares            (415,037)         125,094          (257,878)
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (2,455,304)      (1,848,146)         (305,228)
                                      ------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (2,884,385)         675,711          (481,959)

   From contract owner
     transactions:
     Variable annuity deposits             658,606          978,780           188,093
     Contract owner maintenance
       charges                             (28,667)         (31,247)           (9,009)
     Terminations and withdrawals         (240,508)        (343,088)          (13,768)
     Transfers between
       subaccounts, net                   (620,565)         (73,068)        1,282,435
                                      ------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         (231,134)         531,377         1,447,751
                                      ------------------------------------------------
Net increase (decrease) in net
   assets                               (3,115,519)       1,207,088           965,792
Net assets at beginning of year          7,570,759        6,363,671                 -
                                      ------------------------------------------------
Net assets at end of year             $  4,455,240     $  7,570,759      $    965,792
                                      ================================================

                                         SECURITY LARGE CAP VALUE            SECURITY MID CAP GROWTH
                                           2008             2007              2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (6,603)     $     (9,667)    $    (10,461)     $    (14,920)
     Capital gains distributions             6,516            81,702            8,109           296,880
     Realized capital gain (loss)
       on sales of fund shares            (149,760)          151,451         (103,541)          (10,197)
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (595,324)         (183,041)        (443,574)         (443,021)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (745,171)           40,445         (549,467)         (171,258)

   From contract owner
     transactions:
     Variable annuity deposits             123,464           303,546          128,429           202,730
     Contract owner maintenance
       charges                             (10,826)          (12,688)          (6,198)           (8,787)
     Terminations and withdrawals         (136,255)         (179,160)         (49,373)          (67,365)
     Transfers between
       subaccounts, net                   (532,634)         (212,489)        (149,151)         (285,344)
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                         (556,251)         (100,791)         (76,293)         (158,766)
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                               (1,301,422)          (60,346)        (625,760)         (330,024)
Net assets at beginning of year          2,165,160         2,225,506        1,423,075         1,753,099
                                      ------------------------------------------------------------------
Net assets at end of year             $    863,738      $  2,165,160     $    797,315      $  1,423,075
                                      ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                          SECURITY MID CAP VALUE               SECURITY SELECT 25
                                          2008              2007             2008              2007
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (80,073)    $   (133,688)     $     (4,973)    $     (6,887)
     Capital gains distributions         1,694,262        4,405,194                 -           60,927
     Realized capital gain (loss)
       on sales of fund shares            (537,254)         509,023           (27,233)           7,873
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (7,011,156)      (4,744,177)         (207,186)        (114,397)
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (5,934,221)          36,352          (239,392)         (52,484)

   From contract owner
     transactions:
     Variable annuity deposits           2,088,827        2,664,691            55,050           72,964
     Contract owner maintenance
       charges                            (107,204)        (138,636)           (4,050)          (4,454)
     Terminations and withdrawals         (793,094)        (858,563)          (54,200)         (20,497)
     Transfers between
       subaccounts, net                 (2,593,473)      (2,223,807)          (62,374)         (64,079)
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (1,404,944)        (556,315)          (65,574)         (16,066)
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                               (7,339,165)        (519,963)         (304,966)         (68,550)
Net assets at beginning of year         22,163,582       22,683,545           688,468          757,018
                                      -----------------------------------------------------------------
Net assets at end of year             $ 14,824,417     $ 22,163,582      $    383,502     $    688,468
                                      =================================================================

                                        SECURITY SMALL CAP GROWTH        T. ROWE PRICE CAPITAL APPRECIATION
                                          2008              2007              2008                2007
                                      ----------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (3,316)    $     (4,705)     $       10,398      $       74,326
     Capital gains distributions             1,918           36,119               9,085             215,329
     Realized capital gain (loss)
       on sales of fund shares              (5,893)          26,159            (136,756)           (211,275)
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (227,412)         (36,284)           (260,428)           (137,015)
                                      ----------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (234,703)          21,289            (377,701)            (58,635)

   From contract owner
     transactions:
     Variable annuity deposits              31,848           70,723             147,735             192,353
     Contract owner maintenance
       charges                              (1,847)          (2,722)             (6,620)             (8,809)
     Terminations and withdrawals           (7,693)         (44,543)           (103,656)            (36,783)
     Transfers between
       subaccounts, net                    (19,510)         (89,052)           (404,317)          1,306,132
                                      ----------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            2,798          (65,594)           (366,858)          1,452,893
                                      ----------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (231,905)         (44,305)           (744,559)          1,394,258
Net assets at beginning of year            485,455          529,760           1,701,125             306,867
                                      ----------------------------------------------------------------------
Net assets at end of year             $    253,550     $    485,455      $      956,566      $    1,701,125
                                      ======================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                        T. ROWE PRICE GROWTH STOCK            VAN KAMPEN COMSTOCK
                                          2008              2007             2008              2007
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    (30,977)    $    (24,220)     $    118,770     $    105,393
     Capital gains distributions            10,820           96,616            89,039          608,257
     Realized capital gain (loss)
       on sales of fund shares            (129,809)          99,319          (348,070)         185,621
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (1,736,732)          96,538        (4,047,310)      (1,196,682)
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (1,886,698)         268,253        (4,187,571)        (297,411)

   From contract owner
     transactions:
     Variable annuity deposits             549,484          542,512         1,061,042        1,393,057
     Contract owner maintenance
       charges                             (22,269)         (17,418)          (50,282)         (60,007)
     Terminations and withdrawals         (250,064)         (74,152)         (416,245)        (494,897)
     Transfers between
       subaccounts, net                  2,261,445          (74,411)          536,023       (1,151,940)
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                        2,538,596          376,529         1,130,538         (313,787)
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                  651,898          644,784        (3,057,033)        (611,198)
Net assets at beginning of year          2,462,671        1,817,887        10,406,704       11,017,902
                                      -----------------------------------------------------------------
Net assets at end of year             $  3,114,569     $  2,462,671      $  7,349,671     $ 10,406,704
                                      =================================================================

                                                                       VAN KAMPEN MID
                                       VAN KAMPEN EQUITY AND INCOME      CAP GROWTH
                                          2008              2007           2008
                                      ------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $    125,768     $    134,260    $       (1,759)
     Capital gains distributions             7,544          276,183             1,231
     Realized capital gain (loss)
       on sales of fund shares            (376,426)         429,710            13,355
     Change in unrealized
       appreciation/depreciation on
       investments during the year      (1,624,925)        (503,522)         (120,629)
                                      ------------------------------------------------
   Net increase (decrease) in
     net assets from operations         (1,868,039)         336,631          (107,802)

   From contract owner
     transactions:
     Variable annuity deposits             868,392        1,645,008            29,477
     Contract owner maintenance
       charges                             (34,216)         (53,217)           (1,879)
     Terminations and withdrawals         (338,358)        (562,911)          (19,521)
     Transfers between
       subaccounts, net                 (3,950,962)        (895,907)          213,760
                                      ------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                       (3,455,144)         132,973           221,839
                                      ------------------------------------------------
Net increase (decrease) in net
   assets                               (5,323,183)         469,604           114,035
Net assets at beginning of year          9,939,487        9,469,883                 -
                                      ------------------------------------------------
Net assets at end of year             $  4,616,304     $  9,939,487    $      114,035
                                      ================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity

                 Statements of Changes in Net Assets (continued)

                     Years Ended December 31, 2008 and 2007

                                                                             WELLS FARGO ADVANTAGE
                                       WELLS FARGO ADVANTAGE GROWTH            LARGE COMPANY CORE
                                           2008            2007              2008             2007
                                      -----------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (7,924)    $     (5,711)     $        184     $       (393)
     Capital gains distributions                 -                -                 -                -
     Realized capital gain (loss)
       on sales of fund shares              (9,815)          20,186             3,846            8,847
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (433,405)         121,984           (65,395)          (7,343)
                                      -----------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (451,144)         136,459           (61,365)           1,111

   From contract owner
     transactions:
     Variable annuity deposits             106,533           57,203            14,122           22,412
     Contract owner maintenance
       charges                              (3,094)          (2,815)           (1,814)          (1,315)
     Terminations and withdrawals          (19,568)          (5,214)          (34,541)            (691)
     Transfers between
       subaccounts, net                     50,821          281,567            (5,437)         (11,344)
                                      -----------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                          134,692          330,741           (27,670)           9,061
                                      -----------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (316,452)         467,200           (89,035)          10,173
Net assets at beginning of year            982,449          515,249           183,316          173,143
                                      -----------------------------------------------------------------
Net assets at end of year             $    665,997     $    982,449      $     94,281     $    183,316
                                      =================================================================

                                          WELLS FARGO ADVANTAGE               WELLS FARGO ADVANTAGE
                                                OPPORTUNITY                      SMALL CAP VALUE
                                          2008             2007              2008              2007
                                      ------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
     Net investment income (loss)     $     (3,658)    $      1,864      $    (84,884)     $    (80,493)
     Capital gains distributions                 -           72,608                 -         1,354,859
     Realized capital gain (loss)
       on sales of fund shares             (21,304)           4,582          (140,512)           86,695
     Change in unrealized
       appreciation/depreciation on
       investments during the year        (163,098)         (61,063)       (4,232,608)         (620,733)
                                      ------------------------------------------------------------------
   Net increase (decrease) in
     net assets from operations           (188,060)          17,991        (4,458,004)          740,328

   From contract owner
     transactions:
     Variable annuity deposits              30,718           33,767         1,494,427         1,371,526
     Contract owner maintenance
       charges                              (1,646)          (2,114)          (52,128)          (47,676)
     Terminations and withdrawals           (7,933)         (13,807)         (404,829)         (385,462)
     Transfers between
       subaccounts, net                    (19,756)          (9,663)        1,226,763           153,909
                                      ------------------------------------------------------------------
   Net increase (decrease) in net
     assets from contract owner
     transactions                            1,383            8,183         2,264,233         1,092,296
                                      ------------------------------------------------------------------
Net increase (decrease) in net
   assets                                 (186,677)          26,174        (2,193,771)        1,832,625
Net assets at beginning of year            471,554          445,380         9,674,588         7,841,963
                                      ------------------------------------------------------------------
Net assets at end of year             $    284,877     $    471,554      $  7,480,817      $  9,674,588
                                      ==================================================================

See accompanying notes.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                          Notes to Financial Statements
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Variable Annuity Account XIV - Valuebuilder Variable Annuity of Security Benefit Life Insurance Company (VVASBL) is a deferred variable annuity contract offered by Security Benefit Life Insurance Company (SBL). Purchase payments for VVASBL are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

                        SUBACCOUNT                                                    MUTUAL FUND
------------------------------------------------------------------------------------------------------------------------------
AIM Basic Value                                           AIM Basic Value Fund (Class A)
AIM Dynamics                                              AIM Dynamics Fund (Class A)
AIM Large Cap Growth                                      AIM Large Cap Growth Fund (Class A)
AIM Mid Cap Core Equity                                   AIM Mid Cap Core Equity Fund (Class A)
AIM Small Cap Growth                                      AIM Small Cap Growth Fund (Class A)
AIM Technology                                            AIM Technology Fund (Class A)
American Century Equity Income                            American Century Equity Income Fund (Class A)
American Century Heritage                                 American Century Heritage Fund (Class A)
American Century International Growth                     American Century International Growth Fund (Class A)
American Century Select                                   American Century Select Fund (Class A)
American Century Strategic Allocation: Aggressive         American Century Strategic Allocation: Aggressive (Class A)
American Century Strategic Allocation: Conservative       American Century Strategic Allocation: Conservative (Class A)
American Century Strategic Allocation: Moderate           American Century Strategic Allocation: Moderate (Class A)
Ariel Fund                                                Ariel Fund
Aston/Optimum Mid Cap                                     Aston/Optimum Mid Cap (Class N)
Calamos Growth                                            Calamos Growth Fund (Class A)
Calamos Growth and Income                                 Calamos Growth and Income Fund (Class A)
Calamos High Yield                                        Calamos High Yield (Class A)
Dreyfus Appreciation                                      Dreyfus Appreciation Fund, Inc.
Dreyfus General Money Market                              Dreyfus General Money Market Fund (Class B)
Dreyfus Midcap Value                                      Dreyfus Midcap Value Fund
Dreyfus Strategic Value(1)                                Dreyfus Strategic Value Fund (Class A)
Dryden Small-Cap Core Equity                              Dryden Small-Cap Core Equity (Class A)
Federated Bond                                            Federated Bond (Class A)
Fidelity Advisor Dividend Growth                          Fidelity Advisor Dividend Growth Fund (Class T)
Fidelity Advisor International Capital Appreciation       Fidelity Advisor International Capital Appreciation Fund (Class T)
Fidelity Advisor Mid Cap                                  Fidelity Advisor Mid CapFund (Class T)
Fidelity Advisor Real Estate                              Fidelity Advisor Real Estate Fund (Class T)
Fidelity Advisor Value Strategies                         Fidelity Advisor Value Strategies Fund (Class T)
Goldman Sachs Emerging Markets Equity                     Goldman Sachs Emerging Markets Equity (Service Class)
Goldman Sachs Government Income                           Goldman Sachs Government Income (Service Class)
Janus Adviser INTECH Risk-Managed Core                    Janus Adviser INTECH Risk-Managed Core (Class S)
Janus Adviser International Growth                        Janus Adviser International Growth (Class S)
Jennison 20/20 Focus                                      Jennison 20/20 Focus (Class A)
Jennison Small Company                                    Jennison Small Company (Class A)
Neuberger Berman Core Bond(2)                             Neuberger Berman Core Bond (NB Investor Class)

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                    SUBACCOUNT                                                        MUTUAL FUND
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners                                 Neuberger Berman Partners (Advisor Class)
Neuberger Berman Socially Responsive                      Neuberger Berman Socially Responsive (Trust Class)
PIMCO Foreign Bond (U.S. Dollar-Hedged)                   PIMCO Foreign Bond (U.S. Dollar-Hedged) (Class R)
PIMCO High Yield                                          PIMCO High Yield Fund (Class A)
Royce Opportunity                                         Royce Opportunity (Service Class)
Royce Value                                               Royce Value (Service Class)
RS Technology                                             RS Technology (Class A)
RS Value                                                  RS Value (Class A)
Security Alpha Opportunity (4)                            Security Alpha Opportunity Fund
Security Capital Preservation                             Security Capital Preservation Fund (Class A)
Security Diversified Income                               Security Diversified Income (Class A)
Security Equity                                           Security Equity Fund (Class A)
Security Global                                           Security Global Fund (Class A)
Security High Yield                                       Security High Yield Fund (Class A)
Security Large Cap Value                                  Security Large Cap Value Fund (Class A)
Security Mid Cap Growth                                   Security Mid Cap Growth Fund (Class A)
Security Mid Cap Value                                    Security Mid Cap Value Fund (Class A)
Security Select 25                                        Security Select 25 Fund (Class A)
Security Small Cap Growth                                 Security Small Cap Growth Fund (Class A)
T. Rowe Price Capital Appreciation                        T. Rowe Price Capital Appreciation (Advisor Class)
T. Rowe Price Growth Stock                                T. Rowe Price Growth Stock (Class R)
Van Kampen Comstock                                       Van Kampen Comstock Fund (Class A)
Van Kampen Equity and Income                              Van Kampen Equity and Income Fund (Class A)
Van Kampen Mid Cap Growth                                 Van Kampen Mid Cap Growth Fund (Class A)
Wells Fargo Advantage Growth                              Wells Fargo Advantage Growth Fund (Class A)
Wells Fargo Advantage Large Company Core(3)               Wells Fargo Advantage Large Company Core Fund (Class A)
Wells Fargo Advantage Opportunity                         Wells Fargo Advantage Opportunity Fund (Class A)
Wells Fargo Advantage Small Cap Value                     Wells Fargo Advantage Small Cap Value Fund (Class A)

(1)   Prior to December 1, 2008, this subaccount was Dryfus Premier Strategic
      Value.

(2)   Prior to September 26, 2008, this subaccount was Lehman Brothers Core
      Bond.

(3) Prior to June 20, 2008, this subaccount was Wells Fargo Advantage Growth and Income.

(4)   No longer available for investment.

During 2008, the Security Income Opportunity Fund and the Van Kampen Aggressive Growth Fund merged into the Security High Yield Fund and the Van Kampen Mid Cap Growth Fund, respectively.

Pursuant to the plan of reorganization approved by the Security Income Opportunity Fund shareholders, the Security High Yield Fund acquired all of the net assets of the Security Income Opportunity Fund, which totaled $1,575,791 on the closing date of the reorganization, July 25, 2008. A total of 172,974 shares were exchanged from the Security Income Opportunity Fund. In exchange for the assets of the Security Income Opportunity Fund, 140,846 shares of Security High Yield Fund were issued to shareholders of record immediately after the closing date.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Pursuant to the plan of reorganization approved by the Van Kampen Aggressive Growth Fund shareholders, the Van Kampen Mid Cap Growth Fund acquired all of the net assets of the Van Kampen Aggressive Growth Fund, which totaled $207,914 on the closing date of the reorganization, July 11, 2008. A total of 12,564 shares were exchanged from the Van Kampen Aggressive Growth Fund. In exchange for the assets of the Van Kampen Aggressive Growth Fund, 8,609 shares of Van Kampen Mid Cap Growth Fund were issued to shareholders of record immediately after the closing date.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Invesco AIM Advisors, Inc. has engaged various subadvisors to provide services for AIM Basic Value Fund, AIM Dynamics Fund, AIM Large Cap Growth Fund, AIM Mid Cap Core Equity Fund, AIM Small Cap Growth Fund and AIM Technology Fund. American Century Investment Management, Inc. serves as investment advisor for American Century Equity Income Fund, American Century Heritage Fund, American Century Select Fund, American Century Strategic Allocation: Aggressive, American Century Strategic Allocation: Conservative and American Century Strategic
Allocation: Moderate. American Century Global serves as investment advisor for American Century International Growth Fund. Ariel Capital Management, LLC serves as investment advisor for Ariel Fund. Aston Asset Management LLC has engaged Optimum Investment Advisors, LLC to provide subadvisory services to Aston/Optimum Mid Cap Fund. Calamos Advisors, LLC serves as investment advisor for Calamos Growth Fund, Calamos Growth and Income Fund and Calamos High Yield Fund. The Dreyfus Corporation serves as investment advisor for Dreyfus Appreciation Fund, Inc., Dreyfus General Money Market Fund, Dreyfus Midcap Value Fund and Dreyfus Strategic Value Fund. Quantitative Management Associates LLC serves as investment advisor for Dryden Small-Cap Core Equity. Federated Investment Management Company serves as investment advisor for Federated Bond. Fidelity Management & Research Company serves as investment advisor for Fidelity Advisor Dividend Growth Fund, Fidelity Advisor International Capital Appreciation Fund, Fidelity Advisor Mid Cap Fund, Fidelity Advisor Real Estate Fund and Fidelity Advisor Value Strategies Fund. Goldman Sachs Asset Management, LP serves as investment advisor for Goldman Sachs Emerging Markets Equity and Goldman Sachs Government Income. Janus Capital Management serves as investment advisor for Janus Adviser INTECH Risk-Managed Core and Janus Adviser International Growth. Jennison Associates, L.L.C serves as investment advisor for Jennison 20/20 Focus and Jennison Small Company. Neuberger Berman Management Inc. has engaged Neuberger Berman, LLC to provide subadvisory services for Neuberger Berman Core Bond, Neuberger Berman Partners and Neuberger Berman Socially Responsive. Pacific Investment Management Company LLC

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

serves as investment advisor for PIMCO Foreign Bond (U.S. Dollar-Hedged) and PIMCO High Yield Fund. Royce & Associates, LLC serves as investment advisor for Royce Opportunity and Royce Value. RS Investment Management Co. LLC serves as investment advisor for RS Technology and RS Value. Security Investors, LLC (SI) is a limited liability company controlled by its members and Security Benefit Corporation. SI serves as investment advisor for Security Capital Preservation Fund, Security Diversified Income Fund, Security Equity Fund, Security High Yield Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Mid Cap Value Fund, Security Select 25 Fund and Security Small Cap Growth Fund. SI has engaged Security Global Investors and Mainstream Investment Advisers, LLC to provide subadvisory services to Security Alpha Opportunity Fund and Security Global Investors to provide subadvisory services to Security Global Fund. T. Rowe Price serves as investment advisor for T. Rowe Price Capital Appreciation and T. Rowe Price Growth Stock. Van Kampen Asset Management serves as investment advisor for Van Kampen Comstock Fund, Van Kampen Mid Cap Growth Fund and Van Kampen Equity and Income Fund. Wells Fargo Funds Management, LLC has engaged Matrix Asset Advisors, Inc. to provide subadvisory services to Wells Fargo Advantage Large Company Core Fund and Wells Capital Management Incorporated to provide subadvisory services Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Opportunity Fund, and Wells Fargo Advantage Small Cap Value Fund.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2008, were as follows:

                                                        COST OF       PROCEEDS
SUBACCOUNT                                             PURCHASES     FROM SALES
--------------------------------------------------------------------------------
AIM Basic Value                                        $  432,831    $  305,581
AIM Dynamics                                              109,859       177,509
AIM Large Cap Growth                                      211,733        99,542
AIM Mid Cap Core Equity                                   148,865       150,766
AIM Small Cap Growth                                    1,231,712       491,215
AIM Technology                                             34,046       153,077
American Century Equity Income                          1,169,815     1,726,252

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                        COST OF       PROCEEDS
SUBACCOUNT                                             PURCHASES     FROM SALES
--------------------------------------------------------------------------------
American Century Heritage                            $   594,798   $    531,513
American Century International Growth                    542,370        577,416
American Century Select                                  182,434        243,497
American Century Strategic Allocation: Aggressive        307,286      3,746,854
American Century Strategic Allocation: Conservative    1,144,228      1,842,375
American Century Strategic Allocation: Moderate          324,771        238,111
Ariel Fund                                               466,014      1,205,857
Aston/Optimum Mid Cap                                    672,126         66,717
Calamos Growth                                         1,676,462      1,483,509
Calamos Growth and Income                              1,057,651      1,227,054
Calamos High Yield                                     1,139,130        958,910
Dreyfus Appreciation                                     439,028        415,774
Dreyfus General Money Market                           7,873,236      2,886,677
Dreyfus Midcap Value                                     205,692        182,914
Dreyfus Strategic Value                                3,795,819        779,339
Dryden Small-Cap Core Equity                               8,253            221
Federated Bond                                         2,485,879      1,326,593
Fidelity Advisor Dividend Growth                         393,923        345,930
Fidelity Advisor International Capital Appreciation       11,316        141,256
Fidelity Advisor Mid Cap                                  84,374        104,068
Fidelity Advisor Real Estate                             898,901        295,184
Fidelity Advisor Value Strategies                        155,119        228,597
Goldman Sachs Emerging Markets Equity                    632,462        386,090
Goldman Sachs Government Income                        2,559,771      3,593,820
Janus Adviser INTECH Risk-Managed Core                    30,871         40,728
Janus Adviser International Growth                     3,475,109        456,835
Jennison 20/20 Focus                                     476,567        218,259
Jennison Small Company                                    87,780        432,127
Neuberger Berman Core Bond                             4,421,512      2,413,727
Neuberger Berman Partners                                 80,437        120,599
Neuberger Berman Socially Responsive                      53,292         91,169
PIMCO Foreign Bond (U.S. Dollar-Hedged)                1,472,294        462,138
PIMCO High Yield                                       1,540,282      1,328,514
Royce Opportunity                                        163,158         61,037
Royce Value                                            1,110,373        179,946

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                        COST OF       PROCEEDS
SUBACCOUNT                                             PURCHASES     FROM SALES
--------------------------------------------------------------------------------
RS Technology                                        $   136,186   $     77,208
RS Value                                                 248,112      1,234,588
Security Alpha Opportunity                             1,503,417      1,660,774
Security Capital Preservation                            707,901      1,864,521
Security Diversified Income                            1,499,367        585,535
Security Equity                                           46,090         12,630
Security Global                                          862,272      1,107,450
Security High Yield                                    3,175,049      1,757,017
Security Large Cap Value                                 530,613      1,086,951
Security Mid Cap Growth                                  144,241        222,886
Security Mid Cap Value                                 3,273,321      3,064,076
Security Select 25                                        57,115        127,662
Security Small Cap Growth                                 66,549         65,149
T. Rowe Price Capital Appreciation                       654,760      1,002,135
T. Rowe Price Growth Stock                             3,457,994        939,555
Van Kampen Comstock                                    3,362,554      2,024,207
Van Kampen Equity and Income                           1,297,166      4,618,998
Van Kampen Mid Cap Growth                                186,672         33,314
Wells Fargo Advantage Growth                             372,850        246,082
Wells Fargo Advantage Large Company Core                  15,127         42,613
Wells Fargo Advantage Opportunity                         59,967         62,242
Wells Fargo Advantage Small Cap Value                  2,933,682        754,333

ANNUITY RESERVES

As of December 31, 2008, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

Statement of Financial Accounting Standard No. 157

On January 1, 2008, SBL and its respective Variable Accounts (VAs) adopted SFAS No. 157, Fair Value Measurements, which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). SFAS No. 157 does not expand the use of fair value to any new circumstances.

Under SFAS No. 157, the Financial Accounting Standards Board (FASB) clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, SFAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. SFAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The SFAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The three levels within the SFAS No. 157 hierarchy are as follows:

      o Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

      o Level 2: Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the assets or liabilities.

      o Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account's financial assets are recorded at fair value on the Statements of Net Assets and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique above. The Account had no financial liabilities as of December 31, 2008.

The adoption of SFAS No. 157 on January 1, 2008 did not have an impact on the Account's financial condition, results of operations, or cash flows.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain amounts appearing in the prior years' financial statements have been reclassified to conform to the current year's presentation.

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a daily administrative charge equal to an annual rate of 0.15% of the average daily net asset value. Additionally SBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.95% of the average daily net asset value to accounts with $25,000 or more and 1.10% of the average daily net asset value to accounts with less than $25,000. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.55 % of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the years ended December 31, 2008 and 2007, were as follows:

                                                         2008                                        2007
                                      ------------------------------------------   ------------------------------------------
                                                                        NET                                         NET
                                          UNITS         UNITS         INCREASE        UNITS         UNITS         INCREASE
SUBACCOUNT                               ISSUED        REDEEMED      (DECREASE)      ISSUED        REDEEMED      (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------
AIM Basic Value                             60,439         (54,518)        5,921        51,873         (71,633)      (19,760)
AIM Dynamics                                13,932          (1,598)       12,334        25,235         (23,814)        1,421
AIM Large Cap Growth                        40,069         (19,825)       20,244        26,164         (30,370)       (4,206)
AIM Mid Cap Core Equity                     16,118         (16,695)         (577)       15,402         (13,583)        1,819
AIM Small Cap Growth                       156,052         (76,183)       79,869        70,819         (57,170)       13,649
AIM Technology                              12,606         (35,440)      (22,834)       40,699         (10,456)       30,243
American Century Equity Income             146,899        (185,218)      (38,319)      287,050        (263,214)       23,836
American Century Heritage                   61,030         (53,362)        7,668        83,307         (18,677)       64,630
American Century International Growth       92,717         (89,329)        3,388       115,499         (85,736)       29,763
American Century Select                     47,597         (48,022)         (425)       63,863        (102,179)      (38,316)
American Century Strategic
   Allocation: Aggressive                   42,309        (372,177)     (329,868)      427,322         (42,626)      384,696
American Century Strategic
   Allocation: Conservative                139,977        (203,811)      (63,834)      232,691        (109,789)      122,902
American Century Strategic
   Allocation: Moderate                     45,043         (37,822)        7,221        67,647         (34,829)       32,818
Ariel Fund                                  99,838        (166,445)      (66,607)      100,602        (141,761)      (41,159)
Aston/Optimum Mid Cap                       80,035         (15,226)       64,809        37,084         (12,824)       24,260
Calamos Growth                             384,528        (296,810)       87,718       312,305        (346,850)      (34,545)
Calamos Growth and Income                  209,284        (200,331)        8,953       275,941        (284,758)       (8,817)
Calamos High Yield                         133,503        (121,764)       11,739        42,906         (28,002)       14,904
Dreyfus Appreciation                        67,075         (69,029)       (1,954)      109,827         (96,418)       13,409
Dreyfus General Money Market             1,113,394        (538,346)      575,048       484,376        (325,280)      159,096
Dreyfus Midcap Value                        36,776         (26,672)       10,104        45,455         (40,352)        5,103
Dreyfus Strategic Value                    407,879        (135,048)      272,831       197,212         (87,934)      109,278
Dryden Small-Cap Core Equity                 1,270             (43)        1,227           980            (489)          491
Federated Bond                             565,018        (449,751)      115,267       294,189        (174,018)      120,171
Fidelity Advisor Dividend Growth            71,271         (60,491)       10,780        66,723        (103,991)      (37,268)
Fidelity Advisor International
   Capital Appreciation                      5,632         (17,040)      (11,408)       14,859         (44,311)      (29,452)
Fidelity Advisor Mid Cap                    11,563         (13,431)       (1,868)       19,102         (21,612)       (2,510)
Fidelity Advisor Real Estate               176,247         (89,184)       87,062       115,909         (94,767)       21,142
Fidelity Advisor Value Strategies           28,466         (30,077)       (1,611)       47,167         (50,898)       (3,731)
Goldman Sachs Emerging Markets Equity       74,952         (66,627)        8,325        73,078         (19,312)       53,766
Goldman Sachs Government Income            276,246        (374,544)      (98,298)      438,813        (357,542)       81,271

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                         2008                                        2007
                                      ------------------------------------------   ------------------------------------------
                                                                        NET                                         NET
                                          UNITS         UNITS         INCREASE        UNITS         UNITS         INCREASE
SUBACCOUNT                               ISSUED        REDEEMED      (DECREASE)      ISSUED        REDEEMED      (DECREASE)
-----------------------------------------------------------------------------------------------------------------------------
Janus Adviser INTECH Risk-Managed
   Core                                      6,752          (6,856)         (104)        9,821          (5,727)        4,094
Janus Adviser International Growth         456,798        (190,193)      266,605       311,104         (83,883)      227,221
Jennison 20/20 Focus                        70,763         (32,519)       38,244        79,364          (2,944)       76,420
Jennison Small Company                      12,424         (48,422)      (35,998)      151,825        (236,776)      (84,951)
Neuberger Berman Core Bond                 534,085        (345,959)      188,126       527,628        (524,513)        3,115
Neuberger Berman Partners                   14,567         (19,805)       (5,238)       22,945          (7,696)       15,249
Neuberger Berman Socially Responsive         6,682         (10,735)       (4,053)       16,591          (4,887)       11,704
PIMCO Foreign Bond
   (U.S. Dollar-Hedged)                    233,384        (136,201)       97,183        12,288         (51,387)      (39,099)
PIMCO High Yield                           158,081        (148,303)        9,778       186,353        (161,104)       25,249
Royce Opportunity                           55,846         (40,640)       15,206        30,530         (11,302)       19,228
Royce Value                                144,902         (32,051)      112,851        86,023         (19,761)       66,262
RS Technology                               18,394         (10,524)        7,870        18,541             (25)       18,516
RS Value                                    38,387        (140,505)     (102,118)      176,245         (33,903)      142,342
Security Alpha Opportunity                 172,877        (200,242)      (27,365)      105,673         (20,895)       84,778
Security Capital Preservation              125,719        (250,005)     (124,286)      404,976        (473,716)      (68,740)
Security Diversified Income                183,108         (88,494)       94,614        62,318         (89,438)      (27,120)
Security Equity                              9,210          (2,701)        6,509         7,615          (9,440)       (1,825)
Security Global                            140,189        (146,006)       (5,817)      192,272        (134,932)       57,340
Security High Yield                        175,938         (32,502)      143,436             -               -             -
Security Large Cap Value                    70,041        (134,887)      (64,846)      114,146        (120,876)       (6,730)
Security Mid Cap Growth                     32,394         (35,965)       (3,571)       40,809         (51,701)      (10,892)
Security Mid Cap Value                     269,078        (326,519)      (57,441)      263,418        (256,102)        7,316
Security Select 25                          12,092         (17,895)       (5,803)       13,298         (12,478)          820
Security Small Cap Growth                   10,167          (8,368)        1,799        18,897         (23,504)       (4,607)
T. Rowe Price Capital Appreciation          88,371        (121,076)      (32,705)      484,006        (346,278)      137,728
T. Rowe Price Growth Stock                 627,308        (330,204)      297,104       307,235        (256,353)       50,882
Van Kampen Comstock                        468,544        (335,263)      133,281       257,205        (256,972)          233
Van Kampen Equity and Income               184,230        (479,802)     (295,572)      594,954        (553,726)       41,228
Van Kampen Mid Cap Growth                   30,192          (4,819)       25,373             -               -             -
Wells Fargo Advantage Growth                63,117         (43,690)       19,427        69,005         (30,525)       38,480
Wells Fargo Advantage Large Company
   Core                                      3,012          (5,666)       (2,654)        7,019          (5,507)        1,512
Wells Fargo Advantage Opportunity           10,860          (8,503)        2,357         7,368          (5,323)        2,045
Wells Fargo Advantage Small Cap Value      279,802        (119,580)      160,222       165,135         (90,655)       74,480

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2. A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2008, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

SUBACCOUNT                                      2008               2007                2006               2005               2004
----------------------------------------------------------------------------------------------------------------------------------
AIM BASIC VALUE
Units                                        330,535            324,615             344,375            364,737            354,120
Unit value                               $4.69-$6.62    $10.12 - $14.31       $10.41-$14.76       $9.56-$13.59       $9.42-$13.41
Net assets                                $1,553,576         $3,291,004          $3,588,136         $3,495,190         $3,338,222
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.23%              0.06%               0.07%                 -%                 -%
Total return***                    (53.66)%-(53.74)%  (3.17)% - (2.82)%       8.85% - 8.46%      1.52% - 1.31%      6.68% - 6.43%

AIM DYNAMICS
Units                                         12,334             20,470              19,049              8,367              6,681
Unit value                                     $4.69       $9.22-$17.34               $8.53       $7.62-$14.38              $7.18
Net assets                                   $57,829           $188,760            $162,543            $63,740            $47,989
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                             (53.10)%        7.69%-8.07%       12.02%-11.63%      6.03% - 5.82%              7.32%

AIM LARGE CAP GROWTH (2)
Units                                        132,030            111,786             115,991                  -                  -
Unit value                               $4.85-$7.63     $8.15 - $12.83       $7.33 -$11.58                 $-                 $-
Net assets                                  $641,288           $910,866            $851,574                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                    (40.49)%-(40.53)%    10.66% - 11.05%   (0.63)% - (0.36)%                 -%                 -%

AIM MID CAP CORE EQUITY
Units                                         81,235             81,812              79,993             76,227             59,158
Unit value                              $8.79-$10.61    $12.60 - $15.23       $11.92-$14.44      $11.16-$13.54      $10.80-$13.13
Net assets                                  $719,443         $1,038,311            $958,768           $853,024           $639,719
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.83%              1.29%               0.73%                 -%                 -%
Total return***                    (30.24)%-(30.33)%      5.31% - 5.68%       6.86% - 6.48%      3.32% - 3.11%      9.42% - 9.23%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2008               2007                2006               2005               2004
----------------------------------------------------------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
Units                                        321,420            241,551             227,902            232,895            212,923
Unit value                               $6.35-$9.49    $10.78 - $16.14       $10.06-$15.10       $9.15-$13.76       $8.79-$13.24
Net assets                                $2,086,190         $2,636,689          $2,316,312         $2,137,114         $1,872,511
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                    (41.09)%-(41.20)%      6.72% - 7.10%       9.94% - 9.56%      4.18% - 3.97%      2.81% - 2.56%

AIM TECHNOLOGY
Units                                         43,538             66,372              36,128             34,385             43,514
Unit value                               $2.76-$7.07     $5.18 - $13.28        $5.02-$12.89       $4.74-$12.21       $4.85-$12.51
Net assets                                  $120,307           $343,976            $181,446           $164,401           $211,689
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%              0.90%      0.90% - 1.10%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                    (46.72)%-(46.76)%      2.84% - 3.20%       5.79% - 5.42%  (2.18)% - (2.38)%  (0.82)% - (0.95)%

AMERICAN CENTURY
EQUITY INCOME
Units                                        496,598            534,917             511,081            424,375            187,667
Unit value                              $8.50-$10.74    $11.13 - $14.03       $11.45-$14.41      $12.00-$12.58      $12.21-$12.83
Net assets                                $5,097,374         $7,177,190          $7,011,989         $5,091,902         $2,291,579
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      3.03%              2.44%               2.10%              2.11%              2.02%
Total return***                    (23.63)%-(23.45)%  (2.81)% - (2.47)%     14.74% - 13.02%  (1.71)% - (1.91)%      7.96% - 7.72%

AMERICAN CENTURY HERITAGE
Units                                        109,870            102,203              37,573             49,293             14,586
Unit value                              $7.72-$10.99    $14.95 - $21.32       $10.70-$15.29       $9.52-$13.63       $8.12-$11.65
Net assets                                  $861,389         $1,555,395            $419,068           $469,693           $118,556
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.63%                 -%                  -%                 -%                 -%
Total return***                    (48.36)%-(48.45)%    39.29% - 39.78%     12.36% - 11.96%    17.25% - 17.01%      2.78% - 2.55%

AMERICAN CENTURY
INTERNATIONAL GROWTH
Units                                        282,481            279,093             249,330            230,054             83,143
Unit value                               $6.45-$9.78    $12.28 - $18.65       $10.93-$16.62       $9.11-$13.88       $8.38-$12.79
Net assets                                $1,828,666         $3,433,453          $2,728,800         $2,096,234           $696,735
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      1.18%              0.37%               0.55%              2.16%              0.85%
Total return***                    (47.48)%-(47.56)%    12.00% - 12.40%     19.96% - 19.54%      8.74% - 8.52%    10.70% - 10.35%

AMERICAN CENTURY SELECT
Units                                        242,190            242,615             280,931            301,872            248,707
Unit value                               $4.84-$7.20     $8.35 - $12.47        $7.16-$10.71       $7.60-$11.39       $7.85-$11.79
Net assets                                $1,172,521         $2,028,669          $2,011,611         $2,294,061         $1,952,703
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.60%                 -%               0.17%              0.53%                 -%
Total return***                    (42.04)%-(42.26)%    16.28% - 16.69%   (6.12)% - (5.79)%  (3.23)% - (3.42)%      3.02% - 2.79%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2008               2007                2006               2005               2004
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY STRATEGIC
ALLOCATION: AGGRESSIVE
Units                                         54,827            384,695                   -                  -                  -
Unit value****                           $7.06-$7.09    $11.09 - $11.13             $ 10.10                 $-                 $-
Net assets                                  $388,576         $4,280,350                  $-                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      0.25%              2.10%                  -%                 -%                 -%
Total return***                    (36.45)%-(36.30)%     9.82% - 10.21%                  -%                 -%                 -%

AMERICAN CENTURY STRATEGIC
ALLOCATION: CONSERVATIVE
Units                                         59,068            122,902                   -                  -                  -
Unit value****                           $8.32-$8.35    $10.31 - $10.34              $10.01                 $-                 $-
Net assets                                  $493,360         $1,270,621                  $-                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%                 -%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      1.95%              0.57%                  -%                 -%                 -%
Total return***                    (19.30)%-(19.25)%      2.81% - 3.18%                  -%                 -%                 -%

AMERICAN CENTURY STRATEGIC
ALLOCATION: MODERATE (1)
Units                                         40,372             33,151                 334                  -                  -
Unit value                               $7.60-$7.63    $10.70 - $10.75              $10.08                 $-                 $-
Net assets                                  $308,015           $356,139              $3,361                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      2.47%              2.22%               1.14%                 -%                 -%
Total return***                    (29.10)%-(29.02)%      6.26% - 6.63%       1.02% - 0.14%                 -%                 -%

ARIEL FUND
Units                                        354,356            420,963             462,122            482,796            265,046
Unit value                               $4.98-$6.92    $10.04 - $13.93      $12.46 -$14.77      $11.74-$13.95      $12.09-$14.40
Net assets                                $2,101,867         $4,997,402          $5,788,621         $5,685,475         $3,211,669
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.11%
Investment income ratio**                      0.95%              0.30%                  -%              0.38%              0.07%
Total return***                    (50.40)%-(50.32)%  (5.82)% - (5.48)%       6.13% - 5.76%  (2.93)% - (3.13)%    17.26% - 17.07%

ASTON/OPTIMUM MID CAP (1)
Units                                         91,881             27,072               2,812                  -                  -
Unit value                                     $6.09    $11.04 - $11.08              $10.21                 $-                 $-
Net assets                                  $559,739           $300,099             $28,713                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      3.47%             13.04%                  -%                 -%                 -%
Total return***                             (45.04)%      8.18% - 8.56%       2.10% - 2.07%                 -%                 -%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2008               2007                2006               2005               2004
----------------------------------------------------------------------------------------------------------------------------------
CALAMOS GROWTH
Units                                      1,584,186          1,496,467           1,531,012          1,413,444            947,288
Unit value                               $6.01-$8.44    $12.62 - $17.69       $11.75-$14.95      $12.04-$15.36      $11.54-$14.75
Net assets                               $10,582,791        $20,909,526         $18,040,069        $17,038,178        $10,944,375
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                    (52.38)%-(52.29)%    18.10% - 18.52%   (2.76)% - (2.42)%      4.32% - 4.11%    14.14% - 13.90%

CALAMOS GROWTH AND INCOME
Units                                      1,238,959          1,230,006           1,238,823            979,275            639,433
Unit value                               $8.91-$9.85    $11.84 - $14.86       $11.28-$14.14      $12.05-$13.41      $11.60-$12.93
Net assets                               $11,047,633        $16,516,483         $15,782,661        $11,810,913         $7,423,495
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      1.60%              1.59%               2.06%              2.11%              1.75%
Total return***                    (33.56)%-(33.71)%      4.95% - 5.33%       5.64% - 3.80%      3.93% - 3.72%      5.45% - 5.29%

CALAMOS HIGH YIELD (1)
Units                                         29,051             17,311               2,408                  -                  -
Unit value                               $6.96-$7.01    $10.02 - $10.04              $10.03                 $-                 $-
Net assets                                  $203,216           $173,837             $24,149                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%        0.90%-1.25%         0.90%-1.25%                 -%                 -%
Investment income ratio**                     17.97%             14.68%                  -%                 -%                 -%
Total return***                    (30.47)%-(30.18)%     (0.2)% - 0.16%       0.28% - 0.25%                 -%                 -%

DREYFUS APPRECIATION
Units                                        327,269            329,222             315,813            348,752            262,586
Unit value                               $6.32-$8.34     $9.71 - $12.84        $9.48-$12.56       $8.48-$11.25       $8.47-$11.26
Net assets                                $2,078,877         $3,215,287          $3,004,398         $2,963,445         $2,226,195
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      1.92%              1.45%               1.41%              1.54%              1.74%
Total return***                    (34.91)%-(35.05)%      2.08% - 2.45%     11.82% - 11.43%    0.16% - (0.04)%      1.56% - 1.35%

DREYFUS GENERAL MONEY MARKET
Units                                        923,146            348,098             189,002             96,117             79,034
Unit value                               $8.74-$9.58      $8.89 - $9.78         $8.86-$9.78        $8.85-$9.05              $8.99
Net assets                                $8,082,572         $3,096,013          $1,679,575           $851,595           $711,434
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%              0.90%
Investment income ratio**                      2.37%              4.49%               4.42%              2.24%              0.59%
Total return***                      (1.69)%-(2.04)%      0.00% - 0.36%     (0.18)% - 0.15%  (1.64)% - (1.84)%            (3.44)%

DREYFUS MIDCAP VALUE
Units                                        193,934            183,831             178,728            171,060            156,953
Unit value                              $6.71-$10.90    $11.60 - $18.88       $11.44-$18.65      $10.77-$17.60      $10.36-$16.96
Net assets                                $1,307,585         $2,141,220          $2,050,569         $1,847,668         $1,630,830
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.14%              0.16%               1.24%                 -%                 -%
Total return***                    (42.16)%-(42.27)%      1.05% - 1.41%       6.23% - 5.85%      3.94% - 3.73%    12.98% - 12.77%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2008               2007                2006               2005               2004
----------------------------------------------------------------------------------------------------------------------------------
DREYFUS STRATEGIC VALUE
Units                                        659,167            386,336             277,058            151,612             87,798
Unit value                              $8.10-$11.22    $12.45 - $18.26       $12.93-$17.98      $11.21-$15.61      $10.76-$15.02
Net assets                                $5,414,619         $5,119,797          $3,605,633         $1,711,331           $947,546
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      1.25%              0.97%               2.65%              1.90%                 -%
Total return***                    (38.45)%-(38.55)%      1.43% - 1.80%     15.38% - 14.97%      4.12% - 3.91%    13.03% - 12.85%

DRYDEN SMALL-CAP CORE EQUITY
Units                                          1,718                490                   -                  -                  -
Unit value****                           $5.75-$5.77      $9.31 - $9.34              $10.00                 $-                 $-
Net assets                                    $9,907             $4,581                  $-                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%                 -%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      0.95%                 -%                  -%                 -%                 -%
Total return***                    (38.30)%-(38.22)%  (6.89)% - (6.56)%                  -%                 -%                 -%

FEDERATED BOND (1)
Units                                        260,955            145,688              25,517                  -                  -
Unit value                               $8.57-$8.64     $9.97 - $10.01               $9.91                 $-                 $-
Net assets                                $2,251,057         $1,458,679            $252,949                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      7.27%              7.81%               0.86%                 -%                 -%
Total return***                    (14.04)%-(13.69)%      0.60% - 0.96%   (0.90)% - (0.87)%                 -%                 -%

FIDELITY ADVISOR
DIVIDEND GROWTH
Units                                        235,143            224,363             261,631            273,457            227,521
Unit value                                     $4.80     $8.93 - $11.85               $9.26       $8.44-$11.25              $8.52
Net assets                                $1,128,146         $2,002,894          $2,422,361         $2,309,318         $1,938,224
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%              0.90%
Investment income ratio**                      1.06%              0.42%               0.79%                 -%              1.13%
Total return***                             (46.25)%  (3.93)% - (3.59)%       9.63% - 9.25%  (0.87)% - (1.06)%              1.19%

FIDELITY ADVISOR
INTERNATIONAL CAPITAL
APPRECIATION
Units                                         72,898             84,306             113,758            133,232            170,867
Unit value                               $6.24-$7.87    $13.25 - $16.74       $13.20-$16.71      $11.99-$15.21      $11.00-$13.98
Net assets                                  $455,083         $1,117,585          $1,502,350         $1,597,828         $1,880,810
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.13%              0.04%               0.39%              0.75%                 -%
Total return***                    (52.91)%-(52.99)%   (21.31)% - 0.37%      10.12% - 9.90%      9.01% - 8.79%      5.97% - 5.75%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2008               2007                2006               2005               2004
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY ADVISOR MID CAP
Units                                         51,431             53,299              55,809             53,951             48,452
Unit value                               $6.00-$8.29    $13.11 - $18.16       $12.45-$17.28      $11.45-$15.93       $11.00-15.34
Net assets                                  $309,146           $699,798            $695,581           $618,659           $533,879
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                    (54.23)%-(54.35)%      0.37% - 5.31%       8.69% - 8.48%      4.07% - 3.86%    11.45% - 11.24%

FIDELITY ADVISOR
REAL ESTATE (1)
Units                                        129,906             42,844              21,702                  -                  -
Unit value                               $4.38-$4.42      $7.65 - $7.68               $9.76                 $-                 $-
Net assets                                  $573,162           $329,367            $211,891                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      2.83%              1.00%               0.55%                 -%                 -%
Total return***                    (42.75)%-(42.45)%  (21.59)%-(21.31)%   (2.40)% - (2.37)%                 -%                 -%

FIDELITY ADVISOR
VALUE STRATEGIES
Units                                        131,061            132,672             136,404            137,747            135,180
Unit value                               $6.07-$8.30    $11.66 - $17.79       $12.84-$17.63      $11.54-$15.89      $11.74-$16.19
Net assets                                  $811,631         $1,745,878          $1,773,039         $1,606,913         $1,600,687
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.26%                 -%                  -%                 -%                 -%
Total return***                    (53.20)%-(53.34)%      0.72% - 1.08%     11.21% - 10.82%  (1.70)% - (1.90)%      9.93% - 9.69%

GOLDMAN SACHS EMERGING
MARKETS EQUITY (1)
Units                                         65,288             56,963               3,196                  -                  -
Unit value                               $5.56-$5.61    $12.79 - $12.84              $10.45                 $-                 $-
Net assets                                  $365,930           $731,779             $33,413                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      1.62%              0.44%                  -%                 -%                 -%
Total return***                    (57.53)%-(56.31)%    22.43% - 22.87%       4.52% - 4.49%                 -%                 -%

GOLDMAN SACHS
GOVERNMENT INCOME (1)
Units                                        199,170            297,469             216,198                  -                  -
Unit value                             $10.22-$10.26    $10.14 - $10.18               $9.91                 $-                 $-
Net assets                                $2,044,844         $3,025,384          $2,142,921                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      2.44%              3.52%               0.04%                 -%                 -%
Total return***                        0.59% - 0.79%      2.34% - 2.70%   (0.93)% - (0.90)%                 -%                 -%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2008               2007                2006               2005               2004
----------------------------------------------------------------------------------------------------------------------------------
JANUS ADVISER INTECH
RISK-MANAGED CORE (1)
Units                                          8,676              8,781               4,686                  -                  -
Unit value                               $6.32-$6.34    $10.26 - $10.30              $10.08                 $-                 $-
Net assets                                   $55,020            $90,424             $47,245                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      1.07%              0.97%               0.05%                 -%                 -%
Total return***                    (38.52)%-(38.45)%      1.76% - 2.12%       0.85% - 0.82%                 -%                 -%

JANUS ADVISER
INTERNATIONAL GROWTH (1)
Units                                        519,299            252,694              25,473                  -                  -
Unit value                               $6.09-$6.11    $12.42 - $12.47              $10.28                 $-                 $-
Net assets                                $3,173,460         $3,150,264            $261,736                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      0.01%              1.77%               0.86%                 -%                 -%
Total return***                    (51.05)%-(51.00)%    20.86% - 21.30%       2.77% - 2.74%                 -%                 -%

JENNISON FOCUS (1)
Units                                        115,423             77,179                 759                  -                  -
Unit value                               $6.12-$6.15    $10.57 - $10.61              $10.03                 $-                 $-
Net assets                                  $709,293           $819,135              $7,614                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                    (42.21)%-(42.04)%      5.41% - 5.79%       0.33% - 0.30%                 -%                 -%

JENNISON SMALL COMPANY (1)
Units                                         35,427             71,425             156,376                  -                  -
Unit value                               $6.19-$6.21    $10.39 - $10.43               $9.90                 $-                 $-
Net assets                                  $220,235           $744,554          $1,547,485                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      0.23%              0.35%                  -%                 -%                 -%
Total return***                    (40.54)%-(40.46)%      5.04% - 5.41%   (1.03)% - (1.01)%                 -%                 -%

NEUBERGER BERMAN CORE BOND
Units                                        575,885            387,759             384,644            361,985             86,211
Unit value                               $9.05-$9.46     $9.76 - $10.30        $9.90-$10.31       $9.86-$10.24      $10.05-$10.42
Net assets                                $5,434,260         $3,989,018          $3,964,313         $3,707,249           $899,068
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      5.23%              4.78%               4.84%              3.43%              2.32%
Total return***                      (8.31)%-(8.16)%    (0.45)%-(0.10)%       0.64% - 0.28%  (1.75)% - (1.95)%    0.10% - (0.10)%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2008               2007                2006               2005               2004
-----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN PARTNERS(1)
Units                                         17,022             22,260               7,011                  -                  -
Unit value                                     $4.85    $10.50 - $10.84               $9.99                 $-                 $-
Net assets                                   $82,646           $234,674             $70,082                 $-                 $-
Ratio of expenses to net
assets*                                1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      0.26%              0.32%               0.41%                 -%                 -%
Total return***                             (53.98)%      5.12% - 5.49%   (0.11)% - (0.08)%                 -%                 -%

NEUBERGER BERMAN
SOCIALLY RESPONSIVE (3)
Units                                         19,966             24,019              12,316                  -                  -
Unit value                               $6.34-$6.37    $10.78 - $10.84       $10.49-$10.51                 $-                 $-
Net assets                                  $127,215           $260,421            $129,411                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      0.46%              0.81%               0.23%                 -%                 -%
Total return***                    (41.35)%-(41.24)%      2.82% - 3.19%       5.07% - 4.82%                 -%                 -%

PIMCO FOREIGN BOND
(U.S. DOLLAR-HEDGED) (1)
Units                                        103,879              6,696              45,796                  -                  -
Unit value                               $9.09-$9.16      $9.79 - $9.82               $9.89                 $-                 $-
Net assets                                  $950,269            $65,764            $452,889                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      4.63%              2.18%               0.09%                 -%                 -%
Total return***                      (7.15)%-(6.72)%  (1.06)% - (0.71)%   (1.10)% - (1.07)%                 -%                 -%

PIMCO HIGH YIELD
Units                                        316,491            306,713             281,464            224,756            123,847
Unit value                               $7.54-$9.72    $10.35 - $13.32       $10.46-$13.43      $11.86-$12.83      $11.84-$12.84
Net assets                                $2,862,961         $3,780,840          $3,513,815         $2,680,110         $1,476,570
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      7.61%              6.82%               7.26%              6.26%              7.05%
Total return***                    (27.15)%-(27.03)%  (1.00)% - (0.65)%       4.87% - 4.28%    0.18% - (0.02)%      4.78% - 4.65%

ROYCE OPPORTUNITY (1)
Units                                         37,176             21,970               2,742                  -                  -
Unit value                               $4.91-$4.94      $9.44 - $9.47              $10.08                 $-                 $-
Net assets                                  $183,354           $208,138             $27,635                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      0.53%              0.67%                  -%                 -%                 -%
Total return***                    (47.99)%-(47.84)%  (6.32)% - (5.98)%       0.77% - 0.74%                 -%                 -%

ROYCE VALUE (1)
Units                                        180,541             67,691               1,428                  -                  -
Unit value                               $6.22-$6.25      $9.84 - $9.88               $9.90                 $-                 $-
Net assets                                $1,128,422           $668,535             $14,133                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                         -%              2.69%               0.05%                 -%                 -%
Total return***                    (36.92)%-(36.74)%  (0.57)% - (0.22)%   (1.05)% - (1.02)%                 -%                 -%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2008               2007                2006               2005               2004
-----------------------------------------------------------------------------------------------------------------------------------
RS TECHNOLOGY (1)
Units                                         27,171             19,300                 784                  -                  -
Unit value                               $5.52-$5.54    $11.69 - $11.74               $9.98                 $-                 $-
Net assets                                  $150,581           $226,545              $7,831                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      0.24%                 -%                  -%                 -%                 -%
Total return***                    (52.86)%-(52.81)%    17.13% - 17.54%   (0.19)% - (0.16)%                 -%                 -%

RS VALUE (1)
Units                                         46,497            148,615               6,274                  -                  -
Unit value                               $5.62-$5.66    $10.06 - $10.10              $10.12                 $-                 $-
Net assets                                  $263,279         $1,500,905             $63,506                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      0.07%              0.23%               1.20%                 -%                 -%
Total return***                    (44.14)%-(43.96)%  (0.58)% - (0.23)%       1.24% - 1.21%                 -%                 -%

SECURITY ALPHA OPPORTUNITY
Units                                         57,412             84,777                   -                  -                  -
Unit value                                     $7.04    $11.23 - $11.28                  $-                 $-                 $-
Net assets                                  $403,851           $956,061                  $-                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%                 -%                  -%                 -%                 -%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                             (37.59)%    13.19% - 13.59%                  -%                 -%                 -%

SECURITY CAPITAL
PRESERVATION
Units                                        586,021            710,308             779,048            799,126            690,123
Unit value                               $7.58-$7.82      $9.34 - $9.79        $9.73-$10.16       $9.89-$10.14      $10.10-$10.34
Net assets                                $4,580,882         $6,946,569          $7,923,089         $8,126,118         $7,145,209
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      3.99%              4.81%               4.51%              3.49%              5.74%
Total return***                    (20.21)%-(20.12)%  (3.97)% - (3.63)%     0.11% - (0.25)%  (1.87)% - (2.07)%      2.07% - 1.81%

SECURITY DIVERSIFIED INCOME
Units                                        305,319            210,704             237,824            182,037            161,588
Unit value                               $8.04-$8.60     $9.45 - $10.08        $9.61-$10.24       $9.66-$10.27       $9.91-$10.52
Net assets                                $2,620,631         $2,120,478          $2,431,223         $1,866,620         $1,697,262
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      4.97%              4.46%               4.82%              4.62%              4.67%
Total return***                    (14.92)%-(14.68)%  (1.85)% - (1.50)%   (0.67)% - (0.32)%  (2.35)% - (2.54)%    (0.57)%-(0.80)%

SECURITY EQUITY
Units                                         38,267             31,758              33,583             27,887             28,942
Unit value                               $4.68-$6.63     $7.79 - $11.06        $8.54-$12.14       $7.93-$11.30       $7.94-$11.34
Net assets                                  $180,739           $249,753            $288,646           $222,386           $230,693
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.23%                 -%                  -%              0.57%                 -%
Total return***                    (39.92)%-(40.05)%  (9.07)% - (8.75)%       7.73% - 7.35%  (0.18)% - (0.38)%      3.25% - 3.09%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2008               2007                2006               2005               2004
-----------------------------------------------------------------------------------------------------------------------------------
SECURITY GLOBAL
Units                                        566,167            571,984             514,643            355,023            230,964
Unit value                              $7.85-$11.40    $13.21 - $19.22       $12.35-$18.01      $11.01-$16.09      $10.13-$14.83
Net assets                                $4,455,240         $7,570,759          $6,363,671         $3,911,505         $2,341,578
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.18%              0.19%                  -%                 -%                 -%
Total return***                    (40.58)%-(40.69)%      6.57% - 6.95%     12.15% - 11.76%      8.75% - 8.53%    13.44% - 13.21%

SECURITY HIGH YIELD
Units                                        143,436                  -                   -                  -                  -
Unit value                               $6.67-$6.73                 $-                  $-                 $-                 $-
Net assets                                  $965,792                 $-                  $-                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%                 -%                  -%                 -%                 -%
Investment income ratio**                      6.01%                 -%                  -%                 -%                 -%
Total return***                    (33.30)%-(32.70)%                 -%                  -%                 -%                 -%

SECURITY LARGE CAP VALUE
Units                                        133,568            198,414             205,144             69,201             40,084
Unit value                               $6.46-$9.06    $10.88 - $15.30       $10.82-$15.24       $9.31-$13.15       $8.83-$12.49
Net assets                                  $863,738         $2,165,160          $2,225,506           $646,716           $356,151
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.57%              0.50%               0.06%              0.71%                 -%
Total return***                    (40.63)%-(40.78)%      0.20% - 0.56%     16.18% - 15.78%      5.43% - 5.22%      5.88% - 5.67%

SECURITY MID CAP GROWTH
Units                                        155,442            159,013             169,906            159,934            131,909
Unit value                               $5.08-$7.98     $8.88 - $13.97       $10.25-$16.16      $10.19-$16.10       $9.90-$15.67
Net assets                                  $797,315         $1,423,075          $1,753,099         $1,640,890         $1,314,350
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                    (42.79)%-(42.88)%  (13.66)%-(13.36)%       0.58% - 0.23%      2.95% - 2.74%      5.43% - 5.17%

SECURITY MID CAP VALUE
Units                                      1,228,191          1,285,632           1,278,316          1,125,649            827,369
Unit value                              $8.59-$15.27    $12.30 - $21.85       $17.71-$22.55      $16.02-$20.44      $14.39-$18.40
Net assets                               $14,824,417        $22,163,582         $22,683,545        $18,051,281        $11,912,424
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      0.48%              0.36%               0.64%                 -%                 -%
Total return***                    (30.16)%-(30.11)%  (3.25)% - (2.91)%     10.56% - 10.17%    11.32% - 11.09%    21.95% - 21.77%

SECURITY SELECT 25 (3)
Units                                         71,752             77,555              76,735                  -                  -
Unit value                               $5.32-$5.35      $8.83 - $8.88         $9.85-$9.87                 $-                 $-
Net assets                                  $383,502           $688,468            $757,018                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                    (39.89)%-(39.75)%  (10.34)%-(10.02)%   (1.57)% - (1.33)%                 -%                 -%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2008               2007                2006               2005               2004
-----------------------------------------------------------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH
Units                                         47,693             45,894              50,501             46,951             38,715
Unit value                               $5.25-$8.36    $10.49 - $16.76       $10.41-$16.67      $10.36-$16.61      $10.09-$16.22
Net assets                                  $253,550           $485,455            $529,760           $491,069           $394,071
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                    (49.95)%-(50.12)%      0.41% - 0.77%       0.56% - 0.21%      2.64% - 2.43%    11.74% - 11.48%

T. ROWE PRICE CAPITAL
APPRECIATION (1)
Units                                        135,450            168,155              30,427                  -                  -
Unit value                               $7.03-$7.06    $10.08 - $10.11              $10.09                 $-                 $-
Net assets                                  $956,566         $1,701,125            $306,867                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      1.66%              9.00%               1.94%                 -%                 -%
Total return***                    (30.33)%-(30.17)%    (0.07)% - 0.28%       0.86% - 0.83%                 -%                 -%

T. ROWE PRICE
GROWTH STOCK (1)
Units                                        527,751            230,647             179,765                  -                  -
Unit value                               $5.86-$5.91    $10.64 - $10.68              $10.11                 $-                 $-
Net assets                                $3,114,569         $2,462,671          $1,817,887                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%                 -%                 -%
Investment income ratio**                      0.06%              0.18%               0.03%                 -%                 -%
Total return***                    (44.92)%-(44.66)%      5.25% - 5.63%       1.10% - 1.08%                 -%                 -%

VAN KAMPEN COMSTOCK
Units                                      1,126,036            992,755             992,523            941,902            647,442
Unit value                               $6.43-$9.20    $10.43 - $14.95       $11.06-$15.89       $9.90-$14.26       $9.88-$14.26
Net assets                                $7,349,671        $10,406,704         $11,017,902         $9,345,558         $6,402,289
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      2.33%              1.94%               2.08%              1.81%              1.25%
Total return***                    (38.35)%-(38.46)%  (6.00)% - (5.67)%     11.63% - 11.24%      0.21% - 0.01%    13.04% - 12.91%

VAN KAMPEN EQUITY AND INCOME
Units                                        531,176            826,748             785,519            517,091            212,776
Unit value                              $8.65-$10.03    $11.27 - $13.89       $11.39-$14.01      $11.12-$12.97      $10.72-$12.54
Net assets                                $4,616,304         $9,939,487          $9,469,883         $5,757,350         $2,282,400
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                      2.56%              2.29%               2.43%              1.90%              2.35%
Total return***                    (27.62)%-(23.79)%  (1.06)% - (0.71)%       8.23% - 6.67%      3.69% - 3.49%      7.41% - 7.27%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

SUBACCOUNT                                      2008               2007                2006               2005               2004
-----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN MID CAP GROWTH
Units                                         25,373                  -                   -                  -                  -
Unit value                               $4.43-$8.32                 $-                  $-                 $-                 $-
Net assets                                  $114,035                 $-                  $-                 $-                 $-
Ratio of expenses to net assets*       1.10% - 1.25%                 -%                  -%                 -%                 -%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                    (55.70)%-(16.80)%                 -%                  -%                 -%                 -%

WELLS FARGO ADVANTAGE GROWTH
Units                                        127,362            107,935              69,455             49,558             34,342
Unit value                               $5.22-$9.37     $9.10 - $16.37               $7.42       $7.14-$12.90              $6.66
Net assets                                  $665,997           $982,449            $515,249           $353,996           $228,609
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%              0.90%
Investment income ratio**                         -%                 -%                  -%                 -%                 -%
Total return***                    (42.64)%-(42.76)%    22.27% - 22.70%       3.84% - 3.48%      7.26% - 7.05%              9.18%

WELLS FARGO ADVANTAGE LARGE
COMPANY CORE
Units                                         19,064             21,718              20,206             18,808             15,808
Unit value                               $4.93-$7.14     $8.44 - $12.23               $8.57       $7.71-$11.22              $8.15
Net assets                                   $94,281           $183,316            $173,143           $144,973           $128,875
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%              0.90%
Investment income ratio**                      1.04%              0.72%               0.50%              0.53%              0.47%
Total return***                    (41.59)%-(41.62)%    (1.85)%-(1.50)%     11.17% - 10.78%  (5.45)% - (5.64)%              4.62%

WELLS FARGO ADVANTAGE
OPPORTUNITY
Units                                         46,833             44,476              42,431             39,196             37,606
Unit value                                     $6.08    $10.60 - $16.08               $10.5       $9.76-$14.86       $9.47-$14.45
Net assets                                  $284,877           $471,554            $445,380           $384,297           $357,555
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                         -%              1.34%               0.16%                 -%                 -%
Total return***                             (42.64)%      0.65% - 1.01%       7.56% - 7.18%      3.08% - 2.88%    12.87% - 12.71%

WELLS FARGO ADVANTAGE
SMALL CAP VALUE
Units                                        689,908            529,687             455,207            331,331            251,352
Unit value                              $7.69-$12.50    $13.01 - $21.12       $17.21-$19.96      $15.85-$18.42      $14.35-$16.71
Net assets                                $7,480,817         $9,674,588          $7,841,963         $5,255,242         $3,608,561
Ratio of expenses to net assets*       1.10% - 1.25%      0.90% - 1.25%       0.90% - 1.25%      0.90% - 1.10%      0.90% - 1.10%
Investment income ratio**                         -%              0.02%                  -%                 -%                 -%
Total return***                    (40.89)%-(40.81)%      5.64% - 6.02%       8.61% - 8.23%    10.44% - 10.22%    15.26% - 15.08%

                         Variable Annuity Account XIV -
                          Valuebuilder Variable Annuity
                    Notes to Financial Statements (continued)
                                December 31, 2008

4. FINANCIAL HIGHLIGHTS (CONTINUED)

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**** Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1) For the period from December 1, 2006 (inception date) to December 31, 2006.

(2) For the period from March 24, 2006 (inception date) to December 31, 2006.

(3) For the period from April 27, 2006 (inception date) to December 31, 2006.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         a.       Financial Statements

                  The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008; and (2) the audited financial statements of Variable Annuity Account XIV - Valuebuilder Variable Annuity at December 31, 2008, and for each of the specified periods ended December 31, 2008.

         b.       Exhibits

                  (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company (SBL) authorizing establishment of the Separate Account(a)

                  (2)      Not Applicable

                  (3)      (a)      Marketing Organization Agreement(t)

                           (b) SBL Variable Products Broker/Dealer Sales Agreement(t)

                           (c) SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(i)

                           (d)      Commission Schedule(o)

                           (e) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(k)

                           (f)      Service Facilities Agreement(x)

                           (g)      Distribution Agreement(n)

                  (4)      (a)      Individual Contract (Form V6029 11-00) (k)

                           (b)      Individual Contract-Unisex (Form V6029
                                    11-00U) (k)

                           (c) Minimum Retirement Income Benefit Rider (Form V6092 10-04) (k)

                           (d) Tax-Sheltered Annuity Endorsement (Form V6101 9-05)(l)

                           (e) Individual Retirement Annuity Endorsement (Form V6849A R9-03)(b)

                           (f)      Roth IRA Endorsement (Form V6851A
                                    (R9-03))(b)

                           (g)      403a Endorsement (Form V6057 10-98)(c)

                           (h) Waiver of Withdrawal Charge Rider - Hardship (Form V6075 4-01)(d)

                  (5)      Application (Form V9501 10-05)(o)

                  (6)      (a)      Composite of Articles of Incorporation
                                    of SBL(e)

                           (b)      Bylaws of SBL(t)

                  (7)      Not Applicable

                  (8)      (a)      Participation Agreement - ABN AMRO
                                    (Aston)(q)

                           (b)      Participation Agreement - AIM Equity
                                    Funds(d)

                           (c)      Participation Agreement - AIM Growth
                                    Series(d)

                           (d) Participation Agreement - American Century - Mutual Funds(o)

                           (e)      Participation Agreement - Ariel(g)

                           (f)      Participation Agreement - Calamos(d)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Calamos(q)

                                    (ii)     Amendment No. 2 to Participation
                                             Agreement - Calamos(w)

                           (g) Participation Agreement - Dreyfus - Mutual Funds(o) (i) Amendment No. 1 to Participation Agreement - Dreyfus - Mutual Funds(u)

                           (h) Participation Agreement - Fidelity - Mutual Funds(m)

                                    (i)      Amendments Nos. 1 and 2 to
                                             Participation Agreement - Fidelity
                                             - Mutual Funds(m)

                                    (ii)     Amendment No. 3 to Participation
                                             Agreement - Fidelity - Mutual
                                             Funds(q)

                           (i) Participation Agreement - Goldman Sachs - Mutual Funds(q)

                           (j) Participation Agreement - Jennison - Mutual Funds(q)

                           (k) Participation Agreement - Neuberger Berman - Mutual Funds(v)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - Neuberger Berman -
                                             Mutual Funds(v)

                           (l)      Participation Agreement - PIMCO - Mutual
                                    Funds(o)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - PIMCO - Mutual Funds(o)

                                    (ii)     Amendment No. 2 to Participation
                                             Agreement - PIMCO - Mutual Funds(q)

                           (m) Participation Agreement - PIMCO - Variable Insurance Trust(f)

                                    (i)      Amendments Nos. 1, 2, 3 and 4 to
                                             Participation Agreement - PIMCO -
                                             Variable Insurance Funds(p)

                           (n)      Participation Agreement - RS Partners(l)

                                    (i)      Amendment No. 1 to Participation
                                             Agreement - RS Partners(q)

                           (o)      Participation Agreement - Royce - Mutual
                                    Funds(q)

                           (p) Participation Agreement - Van Kampen - Mutual Funds(o)

                           (q)      Participation Agreement - Wells Fargo
                                    (Strong)(d)

                           (r)      Information Sharing Agreement - ABN AMRO
                                    (Aston)(q)

                           (s)      Information Sharing Agreement - AIM(s)

                           (t)      Information Sharing Agreement - American
                                    Century(s)

                           (u)      Information Sharing Agreement - Ariel(q)

                           (v)      Information Sharing Agreement - Calamos(q)

                           (w)      Information Sharing Agreement - Dreyfus(s)

                           (x) Information Sharing Agreement - Fidelity Retail Funds(q)

                           (y)      Information Sharing Agreement - Goldman
                                    Sachs(q)

                           (z)      Information Sharing Agreement - Janus(q)

                           (aa)     Information Sharing Agreement - Jennison(q)

                           (ab) Information Sharing Agreement - Neuberger Berman(s)

                           (ac)     Information Sharing Agreement - PIMCO(s)

                           (ad)     Information Sharing Agreement - Royce(s)

                           (ae)     Information Sharing Agreement - Security
                                    Funds(q)

                           (af)     Information Sharing Agreement - T. Rowe
                                    Price(q)

                           (ag)     Information Sharing Agreement - Van
                                    Kampen(s)

                           (ah)     Information Sharing Agreement - Wells
                                    Fargo(r)

                  (9)      Opinion of Counsel(k)

                  (10)     (a)      Consent of Independent Registered Public
                                    Accounting Firm

                           (b)      Consent of Counsel

                  (11)     Not Applicable

                  (12)     Not Applicable


(a) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-41180 (filed July 11, 2000).

(b) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-93947 (filed April 30, 2004).

(c) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-23723 (filed April 30, 1999).

(d) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-41180 (filed March 1, 2002).

(e) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 2-89328 (filed August 17, 1998).

(f) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-41180 (filed April 30, 2004).

(g) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-41180 (filed May 1, 2002.)

(h) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 2-89328 (filed April 29, 1999).

(i) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 333-52114 (filed March 1, 2002).

(j) Incorporated herein by reference to the Exhibits filed with the Registration Statement No. 2-89328 (filed May 1, 2000).

(k) Incorporated herein by reference to the Exhibits filed with this Registration Statement No. 333-120399 (filed November 12, 2004).

(l) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(m) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(n) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 2-89328 (filed April 28, 2006).

(o) Incorporated herein by reference to the Exhibits filed with this Registration Statement No. 333-120399 (filed April 28, 2006).

(p) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(q) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(r) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(s) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85592 (filed April 27, 2007).

(t) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(u) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 29, 2008).

(v) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2009).

(w) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2009).

(x) Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).


Item 25. Directors and Officers of the Depositor

         Name and Principal
          Business Address       Positions and Offices with Depositor
         ------------------      ------------------------------------
         Kris A. Robbins*        President, Chief Executive Officer and Director

         John F. Frye*           Senior Vice President, Chief Financial Officer,
                                 and Director

         John F. Guyot*          Senior Vice President, General Counsel,
                                 Secretary and Director

         David J. Keith*         Senior Vice President

         Kalman Bakk, Jr.*       Senior Vice President and Director

         Thomas R. Kaehr*        Vice President, Controller and Treasurer

         Amy J. Lee*             Vice President, Associate General Counsel and
                                 Assistant Secretary

         Carmen R. Hill*         Assistant Vice President and Chief Compliance
                                 Officer

         *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2008 no one person held more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

         The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                                          Percent of Voting
                                                                                          Securities Owned
                                                                   Jurisdiction of            by SBMHC
                                  Name                              Incorporation     (directly or indirectly)
         Security Benefit Mutual Holding Company                       Kansas                    ---
         (Holding Company)

         Security Benefit Corporation. (Holding Company)               Kansas                   100%

         Security Benefit Life Insurance Company (Stock Life           Kansas                   100%
         Insurance Company)

         se(2), inc. (Third Party Administrator)                       Kansas                   100%

         Security Investors, LLC (Investment Adviser)                  Kansas                   100%

         Security Global Investors, LLC (Investment Adviser)           Kansas                   100%

         Security Distributors, Inc. (Broker/Dealer, Principal         Kansas                   100%
         Underwriter of Mutual Funds)

         Security Benefit Academy, Inc. (Daycare Company)              Kansas                   100%

         Security Financial Resources, Inc.                            Kansas                   100%
         (Financial Services)

         First Security Benefit Life Insurance and Annuity            New York                  100%
         Company of New York
         (Stock Life Insurance Company)

         Rydex Holdings, LLC (Kansas Holding Company)                  Kansas                    100%

         Rydex Distributors, Inc. (Broker-Dealer/Underwriter)         Maryland                   100%

         Padco Advisors, Inc. (Investment Adviser)                    Maryland                   100%

         Padco Advisor II, Inc. (Investment Adviser)                  Maryland                   100%

         Rydex Fund Services, Inc.                                    Maryland                   100%

         Advisor Research Center, Inc.                                Maryland                   100%

         Rydex Advisory Services, LLC                                 Maryland                   100%

         Rydex Specialized Products, LLC                              Delaware                   100%

         SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

                  As depositor of the separate accounts, SBL might be deemed to control them. In addition, certain of the separate accounts invest in shares of SBL Fund, a "series" type mutual fund registered under the Investment Company Act of 1940. An affiliate of SBL serves as investment advisor to SBL Fund. The purchasers of SBL's variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters. Subject to such voting instructions, SBL might be deemed to control SBL Fund.

Item 27. Number of Contractowners

         As of February 28, 2009, there were 34,321 Qualified Contracts and 12,462 Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28. Indemnification

         The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

         The Articles of Incorporation include the following provision:

                  (a) No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                  (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

         Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a)(1) Security Distributors, Inc. ("SDI"), a subsidiary of SBL, acts as principal underwriter for:

                  SBL Variable Annuity Account I
                  SBL Variable Annuity Account III
                  SBL Variable Annuity Account IV
                  Security Varilife Separate Account (Security Elite Benefit) Security Varilife Separate Account (Security Varilife)
                  SBL Variable Life Insurance Account (Varilife)
                  Variable Annuity Account IX
                  Account XVI
                  Separate Account XIX
                  Parkstone Advantage Variable Annuity
                  Variflex Separate Account (Variflex)
                  Variflex Separate Account (Variflex ES)
                  Variable Annuity Account VIII (Variflex Extra Credit)
                  Variable Annuity Account VIII (Variflex LS)
                  Variable Annuity Account VIII (Variflex Signature)
                  Variable Annuity Account XI (Scarborough Advantage Variable
                        Annuity)
                  SBL Variable Annuity Account XIV (AdvisorDesigns Variable
                        Annuity)
                  SBL Variable Annuity Account XIV (AEA Variable Annuity)
                  SBL Variable Annuity Account XIV (AdvanceDesigns Variable
                        Annuity)
                  SBL Variable Annuity Account XIV (EliteDesigns Variable
                        Annuity)
                  SBL Variable Annuity Account XIV (NEA Valuebuilder)
                  SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement
                        Income Director Variable Annuity)
                  SBL Variable Annuity Account XIV (SecureDesigns Variable
                        Annuity)
                  SBL Variable Annuity Account XIV (Security Benefit Advisor
                        Variable Annuity)
                  SBL Variable Annuity Account XVII (Classic Strategies Variable
                        Annuity)
                  SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

         (a)(2) SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

                  Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity) Variable Annuity Account B (SecureDesigns Variable Annuity) Variable Annuity Account B (AdvanceDesigns Variable Annuity)

         (a)(3)   SDI acts as principal underwriter for the following funds:

                  Security Equity Fund
                  Security Income Fund
                  Security Large Cap Value Fund
                  Security Mid Cap Growth Fund
                  SBL Fund


         (a)(4) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

                  Nationwide Multi-Flex Variable Account
                  Nationwide Variable Account 9

         (b)      Name and Principal              Position and Offices
                  Business Address*                 with Underwriter
                  ------------------              ------------------
                  Mark J. Carr                    President and Director

                  James R. Schmank                Vice President and Director
                  Thomas R. Kaehr                 Treasurer

                  Amy J. Lee                      Secretary and Chief Compliance
                                                  Officer

                  Brenda M. Harwood               Vice President, Assistant
                                                  Treasurer and Director

                  Richard M. Goldman              Director
                  (Connecticut Business Center
                  6 Landmark Square #471
                  Stamford, CT 06901-2704)

                  Dale W. Martin, Jr.             Director

                  Christopher D. Swickard         Assistant Secretary

                  Carmen R. Hill                  Assistant Vice President

                  *One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

         (c)

                              (2) Net Underwriting
   (1) Name of Principal           Discounts and       (3) Compensation on
        Underwriter                 Commissions              Redemption       (4) Brokerage Commissions
Security Distributors, Inc.     $30,575,504.31(1)        $10,760,210.92(2)                 $0

         1        SBL pays commissions to selling broker-dealers through SDI.
                  This is the amount paid to SDI in connection with all contracts sold through the separate account. SDI passes through to selling broker-dealers all such amounts.

         2 A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30. Location of Accounts and Records

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31. Management Services

         All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Variable Annuity contracts may be accepted.

         (b) Registrant undertakes that it will include as part of the Variable Annuity contract application a space that an applicant can check to request a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

         (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

         (e) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

         (f) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 24th day of April, 2009.


                       Security Benefit Life Insurance Company (the Depositor) - SBL Variable Annuity Account XIV
                       (The Registrant)

                       By:              /s/ Kris A. Robbins
                           -----------------------------------------------------
                           Kris A. Robbins, President, Chief Executive Officer and Director


As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2009.

                              SIGNATURES AND TITLES


By:  /s/ Kris A. Robbins
-----------------------------------------------------
Kris A. Robbins, Chief Executive Officer and Director

By: /s/ John F. Frye
-----------------------------------------------------
John F. Frye, Chief Financial Officer and Director

By: /s/ Kalman Bakk, Jr.
-----------------------------------------------------
Kalman Bakk, Jr., Director

By: /s/ Thomas R. Kaehr
-----------------------------------------------------
Thomas R. Kaehr, Controller (chief accounting officer)

                                  EXHIBIT INDEX


  (1)   None                                       (w)    None
                                                   (x)    None
  (2)   None                                       (y)    None
                                                   (z)    None
  (3)   (a)    None                                (aa)   None
        (b)    None                                (ab)   None
        (c)    None                                (ac)   None
        (d)    None                                (ad)   None
        (e)    None                                (ae)   None
        (f)    None                                (af)   None
                                                   (ag)   None
  (4)   (a)    None                                (ah)   None
        (b)    None
        (c)    None                          (9)   None
        (d)    None
        (e)    None                          (10)  (a)    Consent of Independent
        (f)    None                                       Registered Public
        (g)    None                                       Accounting Firm
        (h)    None                                (b)    Consent of Counsel

  (5)   None                                 (11)  None

  (6)   (a)    None                          (12) None
        (b)    None
                                             (13) None
  (7)   None

  (8)   (a)    None
        (b)    None
        (c)    None
        (d)    None
        (e)    None
        (f)    None
        (g)    None
        (h)    None
        (i)    None
        (j)    None
        (k)    None
        (l)    None
        (m)    None
        (n)    None
        (o)    None
        (p)    None
        (q)    None
        (r)    None
        (s)    None
        (t)    None
        (u)    None
        (v)    None